CONTENTS

                                                  96
         Chairman's Letter                        Financial Highlights
         -----------------------------            -----------------------------

         1                                        110
         Management Discussion                    Independent Auditors' Report
         and Analysis                             -----------------------------
         -----------------------------
                                                  111
         8                                        Trustees and Officers
         Portfolio Highlights                     -----------------------------
         -----------------------------

         28
         Statements of Assets
         and Liabilities
         -----------------------------

         32
         Statements of Operations
         -----------------------------

         36
         Statements of Changes
         in Net Assets
         -----------------------------

         44
         Schedules of Portfolio
         Investments
         -----------------------------

         75
         Notes to Financial Statements
         -----------------------------

MANAGEMENT DISCUSSION AND ANALYSIS

U.S. EQUITY FUNDS

Any doubts that the stock market was volatile, or could suffer a large monthly decline, should have been erased this year. The 14.5% decline in the S&P 500 Stock Index in August 1998 was the second largest calendar month decline since the 1930s. A combination of a liquidity crisis in the bond market, concern about U.S. corporate profits, and worry over a global financial meltdown caused by the threat of default in Brazil, China, Korea and Russia, all contributed to send stock prices lower. The events that sent stock prices lower may have been unique, but the fact that prices fell was not.

The GROWTH & INCOME FUND earned 15.2% for the fiscal year ending October 31, 1998. On the surface, it may seem like an "average" year for the Fund. What is important about this year's performance is that the stocks which make up the "dogs of the Dow" half of the Fund performed better in the market downturn. This is what the theory has always proclaimed: better performance in a down market due to higher dividend yield and stocks that already trade at a low ("dog") valuation. The Fund was down 12.7% from the large cap market peak on July 17th to its October 8th low. However, the S&P 500 dropped 18.8% over the same period. The theory continues to work.

It works with individual companies, too. Eastman Kodak had a tough 1997, down 23.2% last fiscal year (12 months ending October 31, 1997). As a result, it made the list of the "dogs of the Dow" stocks and was purchased into the Fund. This fiscal year, true to theory, it rallied 32.8%, surpassing the 22% return of the S&P 500. Reaping the benefits of its most recent restructuring plan, Kodak has significantly improved earnings by decreasing its cost structure and inspiring new investor confidence in this great American brand.

Some of our shareholders have asked why we would hold a socially troubled company like Philip Morris. While Philip Morris' business activities may be loathsome to many, we would be neglecting our responsibility to all shareholders of the Fund if we did not invest according to the methodology we have established. Had we strayed from the discipline, the Fund would not have participated in Philip Morris' 34.2% rise this fiscal year, which beat the S&P
500. Interestingly, Philip Morris was one of the few stocks in the U.S. with a positive return in August's general market decline.

The MARKET RETURN FUND had another splendid year, earning 18.5%. The Fund is a combination of a short-term bond fund and S&P 500 futures and performs consistently with the overall stock market. It is an excellent vehicle for IRAs and other tax-deferred investments. This Fund will earn its first 3-year Morningstar star rating in a few months, and we are anxiously awaiting its recognition.

Small cap stocks had one of the worst years in a few decades. The market peaked in April 1998 and fell a disappointing 37.3% until the trough in October 1998. No matter how you define



                                                              ANNUAL REPORT    1

"bear" market, this was it. Our small cap funds, the VALUE STOCK FUND and the GROWTH STOCK FUND, could not escape the difficult market. The Value Fund was down 6.9% and the Growth Fund fell 8.7% for the 10 month period ending October 31, 1998. It is important to note that these two Funds, like all Payden & Rygel Funds, invest in what they say they will invest, i.e., in this case, small cap stocks. A quick look at the largest holdings of many funds named "small cap" will uncover some of the largest cap stocks in the world. This does not help an investor who is looking for diversification.


                        [EQUITY MARKET RETURN BAR GRAPH]



INDEX                         YEAR ENDED 10/31              QUARTER ENDED 10/31

S&P 500                       22                            -1.6
S&P 600/SmallCap              -11.1                         -10.4
MSCI Europeland Far East      8                             -6.6
MSCI/Far East                 -15.9                         3.3
Dow Jones/Europe Stoxx        23.3                          -9.8


FOREIGN STOCK FUNDS

The EUROPEAN GROWTH & INCOME FUND started the year with a blaze, outpacing even the torrid pace set by the U.S. market. The Fund finished the year with a solid gain of 14.3%. Although the methodology for this Fund is similar to the "dogs of the Dow" strategy, investors should note that both the timing and reason for paying a dividend is very different in Europe than in the U.S. This means that the performance characteristics of this Fund will differ from its U.S. cousin. The diversification benefits of European stocks are outstanding and the prospects for the "new" Europe under the common currency in 1999 are exciting.

The methodology works on individual companies in Europe, too. Pernod Ricard earned a disappointing 0.8% return in fiscal year 1997. It fell into the "dogs of Europe" stocks and was incorporated into our portfolio. This fiscal year, the stock gained 43.5%, outpacing the Dow Jones Europe Stoxx index return of 16.1%. The beverage industry giant sold its Orangina drink division to focus on expanding its international operations in spirits and wine.

The INTERNATIONAL EQUITY FUND also participated in the solid returns generated by European bourses this year. Unfortunately, these returns were offset by the disappointing results in Asian and Latin American stock markets. The Fund earned 0.8% in fiscal year 1998.

The GLOBAL BALANCED FUND earned a solid 8.2% for fiscal year 1998. The Fund was more conservative and evenly balanced than its 60% stock, 40% bond benchmark for much of the year. The bond component also added stability, as the Fund continued to have relatively low variability of return. Indeed, the return for this year is similar to the 9.5% earned last fiscal year.



2     PAYDEN & RYGEL INVESTMENT GROUP

This Fund is an excellent choice for investors who are troubled by making their own stock/bond/cash decisions, or for investors looking for instant diversification.


U.S. BOND FUNDS
1998 was one of the most unusual years in recent memory in the U.S. bond market. The first eight months of the year were relatively quiet, volatility was low and yields on 10 year Treasuries traded in the 5.4% to 5.7% range. Then, in August, concerns over Latin America, Asia and Russia, combined with the uncertainty surrounding the Clinton presidency created a global "flight-to-quality." This caused U.S. Treasury rates to drop nearly 1.2% in a little over a month as investors sold risky assets and desperately put their funds in risk-free Treasuries. In addition, the virtual collapse of Long Term Capital and other hedge funds further exacerbated the effect of this "flight-to-quality" and caused liquidity to be severely reduced in sectors which are normally highly liquid.

                        YIELDS ON 10-YEAR TREASURY NOTES

                                  [LINE GRAPH]

JAN 30                   5.507
FEB 27                   5.624
MAR 27                   5.685
APR 24                   5.662
MAY 29                   5.554
JUN 26                   5.45
JULY 31                  5.496
AUG 28                   5.064
SEPT 25                  4.562
OCT 30                   4.607


This decline in rates was a positive factor for most fixed-income investors and consequently, all of our fixed-income funds generated attractive returns during this time. However, not all bonds performed equally well. This was due to the constantly changing yield curve in conjunction with the widening of spreads across all non-treasury securities (mortgage-backed securities, asset-backed securities, and corporate bonds).

With interest rates falling during the year, our Funds with the longest duration strategies, the TOTAL RETURN, INVESTMENT QUALITY BOND, AND U.S. GOVERNMENT FUNDS, performed the best. Of these funds, the U.S. GOVERNMENT FUND turned in the best performance due to the superior performance of U.S. Treasuries relative to the poor performing corporate securities. This year, the Fund earned a Morningstar Rating(TM) of [FOUR STARS],* and for the fiscal year ending October 31, 1998, the Fund gained 8.6%.


* Morningstar ratings are for the 3-year period ending October 31, 1998, out of a total of 1,499 taxable bond funds. Morningstar's proprietary ratings reflect historical risk-adjusted performance and are subject to change monthly. Specifically, they are calculated from the fund's 3-year average annual returns in excess of 90-day Treasury bill returns with appropriate adjustments for fees and a risk factor that reflects performance below a 90-day Treasury bill return. The top 10% of the funds in an investment category receive five stars and the next 22.5% receive four stars.



                                                             ANNUAL REPORT     3

Fortunately, the TOTAL RETURN AND INVESTMENT QUALITY BOND FUNDS, both of which have been overweight in corporate bonds, have also been structured with an overweight to longer maturity securities. This increase in average maturity helped mitigate the impact of the under-performing corporate securities. In fact, the negative impact from spread widening was off-set by the general decline in rates which contributed to an increase in capital gains. The TOTAL RETURN FUND earned 7.7% this fiscal year, and the INVESTMENT QUALITY BOND FUND earned 8.3%.

The SHORT BOND FUND and the LIMITED MATURITY FUND each handsomely exceeded the return on money market securities. The SHORT BOND FUND earned 6.8% this fiscal year, while the LIMITED MATURITY FUND posted a 5.9% return. We are generally pleased with the performance of these Funds, which provide investors with a liquid source of higher yielding investment for cash in their portfolio.

The HIGH INCOME FUND benefited from several core strategies, which resulted in good results in a very volatile market. For the year-to-date through October 31, the Fund returned 1.8%. Our focus on restructuring and consolidating (defensive) industries, most notably cable, media and gaming, proved beneficial in an environment of generally wider spreads. Our underweighting of the hard-hit cyclicals (paper, chemicals, energy) was also a positive for relative returns. In addition, the HIGH INCOME FUND benefited from the higher average credit quality of the portfolio, which has been a mid-double B. Perhaps most important, individual credit selection provided significant additional returns as the Fund's upgrade to downgrade ratio stood at a strong 5 to 1.

The BUNKER HILL MONEY MARKET FUND earned a highly competitive yield this year. This Fund maintains a constant net asset value, and is therefore appropriate for investors whose first priority is safety of principal.

FLIGHT TO QUALITY
During August and September, the corporate bond market experienced one of its worst performing periods in quite some time. As investors poured money into U.S. Treasuries, all other non-Treasury securities were either sold or ignored. This caused spreads on corporate bonds (i.e., the difference between corporate bond yields and Treasury yields) to widen to levels not seen since the recession in 1990-1991. In addition, the liquidity of investment grade corporate bonds, was significantly reduced as Wall Street dealers became reluctant to make markets in bonds which had previously been almost as liquid as Treasuries. This severely reduced liquidity caused spreads to widen even further in a snowball-like effect. The chart on the following page illustrates the magnitude of this phenomenon.



4     PAYDEN & RYGEL INVESTMENT GROUP

                  FLIGHT-TO-QUALITY CAUSED DECREASE IN YIELDS:
                BOOSTING TREASURIES, BUT HURTING LESSER CREDITS.


                         [FLIGHT TO QUALITY BAR GRAPH]


                                        THIRD QUARTER BASIS POINT CHANGE

10-year T-Note                          -100
30-year T-Bond                          -60
10-year Single-A Corporate              -60
10-year Double-B Corporate              10
Emerging Market Debt                    600


In mid October, the Federal Reserve Board lowered rates 0.25%, which was the second rate cut in less than 3 weeks, in response to the credit crunch brought about by the factors mentioned above. The corporate bond market responded positively to these cuts and spreads have since recovered from their widest levels in early October.

Going forward, we plan on maintaining our overweight of investment grade corporates, compared to the applicable benchmarks, due to the underlying strength of the U.S. economy and the solid fundamental credit-paying ability of these corporations. If market volatility subsides in the coming months, as expected, spreads would also be expected to decrease, thereby generating significant capital gains.

GLOBAL BOND FUNDS
Internationally, bond markets of the developed countries reacted to the financial crisis in a similar fashion to the U.S. market. Interest rates fell across Europe and Japan as investors shifted out of riskier assets into government bonds. Higher-yielding credit instruments did not see the same demand; thus, spreads widened while liquidity significantly contracted.

Performance across countries was fairly consistent, relative to past years. On a local currency basis, European bonds were the highest returning, followed by the U.S. and Japan. Volatility in the foreign exchange markets also picked up in the second half of the year, with the U.S. dollar losing ground to the Japanese yen and European currencies. For U.S. investors, this boosted returns on unhedged foreign holdings.


                                                             ANNUAL REPORT     5

The GLOBAL FIXED INCOME FUND and GLOBAL SHORT BOND FUND were well positioned for the fall in interest rates around the world. Through the purchase of long maturity securities in both portfolios, the extra duration contributed excess capital gains as bond yields fell. Also, the emphasis on government issues and high quality securities paid off as these Funds outperformed their respective benchmarks. The Global Fixed Income Fund has earned the highest Morningstar Rating(TM) of [FIVE STARS].*

Looking ahead, we continue to be optimistic on the outlook for global fixed-income securities. In the coming year, the tightened liquidity conditions should slow economic growth worldwide. We believe that the resulting lower level of inflation will push bond yields lower and allow central banks to lower short-term interest rates as well. In addition, as credit markets stabilize, and European Monetary Union is officially launched in January, 1999, the Funds should find attractive opportunities for added return in oversold non-government sectors.

TAX-EXEMPT BOND FUNDS
The municipal market was primarily affected by two competing forces over the last year: (1) new issuances that were heavy and sporadic, and (2) uncertainty in global financial markets which led to a flight-to-quality and lower interest rates.

The supply trend that began in 1997, with $221 billion in new bond issuances, continued into 1998. Municipalities, flush with cash from an expanding economy and strong tax receipts, had many capital needs to meet. The first half of 1998 saw a heavy new debt load being financed, and many participants felt the market would break the old total debt issuance record of $291 billion, set in 1993. A supply record was set in May 1998 when the Long Island Power Authority brought a $3.4 billion deal to market. This was the single largest municipal deal in history. To absorb the heavy slate of supply, investors demanded higher yields, and municipal valuations were pressured. In July, a seasonal lull in issuances began, and continued through the rest of the year, as the flight-to-quality in the Treasury market made it difficult to structure new deals. The diminished supply picture through the end of the year enabled municipals to recapture some value relative to other instruments.

Another factor that impacted the municipal market was the uncertainty in global financial markets. The rally in the Treasury market had a carryover impact on the municipal market, resulting in an increase in the absolute value of municipal bonds.


* Morningstar ratings are for the periods ending October 31, 1998, out of a total of 1499 (3-year period) and 954 (5-year period) taxable bond funds. Morningstar's proprietary ratings reflect historical risk-adjusted performance and are subject to change monthly. Specifically, they are calculated from the fund's 3-year and 5-year average annual returns in excess of 90-day Treasury bill returns with appropriate adjustments for fees and a risk factor that reflects performance below a 90-day Treasury bill return. The top 10% of the funds in an investment category receive five stars.


6     PAYDEN & RYGEL INVESTMENT GROUP

Bonds in the short end of the municipal yield curve experienced the sharpest decline in interest rates during the year. Yields declined by 0.85% on bonds with maturities within one year, whereas yields fell by 0.45% on bonds that mature in two to five years. Consequently the yield curve steepened by 0.40% from one to five years. Municipal credit spreads remained stable throughout the year with the spread between AAA and BBB General Obligation bonds at 0.35%. During the year, we were able to selectively add bonds with a yield advantage to enhance the SHORT DURATION TAX EXEMPT BOND FUND'S overall yield. The move improved the portfolio's risk-adjusted return, which increased the fund's Morningstar Rating(TM) to [FOUR STARS].*

The TAX EXEMPT BOND FUND benefited from the change in the shape of the yield curve during the year. Yields in the intermediate portion of the curve declined by 0.45%, whereas the yield on long bonds fell by 0.30%. The Fund took advantage of this by maintaining an overweight in the intermediate portion of the yield curve compared to its benchmark. Unlike the taxable market, which suffered from a widening in the yield premium demanded for lower credit bonds, credit spreads in the municipal market actually narrowed during the year. When the year began, credit spreads were at historically narrow levels. At that time, we held the opinion that investors were not properly compensated for the additional risk they assumed on lower credit bonds. We believe the risk\reward trade-off continues to favor high quality instruments.

* Morningstar ratings are for the 3-year period ending October 31, 1998, out of a total of 972 municipal bond funds. Morningstar's proprietary ratings reflect historical risk-adjusted performance and are subject to change monthly. Specifically, they are calculated from the fund's 3-year average annual returns in excess of 90-day Treasury bill returns with appropriate adjustments for fees and a risk factor that reflects performance below a 90-day Treasury bill return. The top 10% of the funds in an investment category receive five stars and the next 22.5% receive four stars.





                                                             Annual Report     7

PORTFOLIO HIGHLIGHTS

This section includes Country Allocation, Country/Region Allocation, Portfolio Composition and Sector Allocation charts. In the case of the Group's fixed income Funds, these charts are designed to identify the country, region or type of security where a Fund is exposed to changes in interest rates. In the case of the Group's equity Funds, these charts are designed to identify the country, region or industry sector where a Fund is exposed to changes in equity markets. In either case, if a Fund makes use of futures or options contracts, the chart includes the effect of those contracts. Unless indicated otherwise, information in this section is as of October 31, 1998.


8     Payden & Rygel Investment Group

GLOBAL SHORT BOND FUND

Country Allocation                       Maturity Composition

[GLOBAL SHORT BOND PIE CHART]           [MATURITY COMPOSITION BAR CHART]

U.S.               30%                   New Zealand            5.5
United Kingdom     10%                   United Kingdom         4.8
New Zealand         5%                   Australia              3.7
Denmark            10%                   Germany                2.8
Germany            36%                   U.S.                   2.5
Australia           4%                   Denmark                2.0
Sweden              5%                   Sweden                 1.5

                                          FOREIGN CURRENCY EXPOSURE FULLY
                                             HEDGED TO THE U.S. DOLLAR

                               October 31, 1998           October 31, 1997
--------------------------------------------------------------------------
 Net Assets:                       $251,609,000               $220,865,000
 Number of Issues:                           22                         21
 Average Maturity:                    3.0 years                  2.1 years
 SEC Yield:                               3.91%                      4.94%

Investment Performance

[GLOBAL SHORT BOND LINE GRAPH]

                              Merrill Lynch 1-3 year Treasury Index                Global Short Bond Fund
Sep 18, 1996                                 10,044                                       10,060
Jan 1997                                     10,283                                       10,336
Jan 1998                                     11,022                                       11,016
Oct 31, 1998                                 11,649                                       11,671



 Average Annual Total Return

                                            1-Year    2-Years   Since Inception*
                                            ------    -------   ----------------
 Global Short Bond Fund:                     7.87%     7.44%          7.56%
 Merrill Lynch 1-3 Year Treasury Index:      7.70%     7.09%          7.46%
 *Fund Inception was 9/18/96



Note: Past performance does not predict future performance. This information is not part of the audited financial statements.

                                                             Annual Report     9

GLOBAL FIXED INCOME FUND

Country Allocation                                   Maturity Composition

[GLOBAL FIXED INCOME PIE CHART]                 [MATURITY COMPOSITION BAR CHART]

U.S.                 40%                          Germany             10.3
Japan                 5%                          U.S.                 8.7
New Zealand           5%                          Greece               8.6
Greece                2%                          Sweden               8.0
U.K.                 15%                          New Zealand          8.0
Germany              28%                          United Kingdom       7.4
Sweden                3%                          Japan                6.5
Denmark               2%                          Denmark              2.3

                                                     Currency Exposure
                                                     96% United States
                                                   4% New Zealand/Japan

                                  OCTOBER 31, 1998               OCTOBER 31, 1997
                                  ----------------               ----------------
 Net Assets:                          $524,650,000                   $535,644,000
 Number of Issues:                              26                             20
 Average Maturity:                       8.8 years                      7.3 years
 SEC Yield:                                  4.50%                          5.39%

Investment Performance

[GLOBAL FIXED INCOME LINE GRAPH]



                    Global Fixed Income Fund     JP Morgan Hedged Global Bond Index     Lehman U.S. Treasury Index

Sep 1, 1992                 10,000                          10,000                             10,000
Jan 1993                    10,201                          10,440                             10,364
Jan 1994                    11,470                          11,575                             11,385
Jan 1995                    11,240                          11,222                             11,051
Jan 1996                    13,105                          13,184                             12,922
Jan 1997                    13,854                          14,294                             13,201
Jan 1998                    15,245                          15,936                             14,671
Oct 31, 1998                16,535                          17,382                             15,871


 AVERAGE ANNUAL TOTAL RETURN
                                                   1-YEAR     5-YEARS     SINCE INCEPTION*
                                                   ------     -------     ----------------

 Global Fixed Income Fund:                         11.81%      8.05%           8.49%
 JP Morgan Hedged Global Bond Index:               12.70%      8.80%           9.37%
 Lehman U.S. Treasury Index:                        9.76%      6.43%           6.74%
 *Fund Inception was 9/1/92

Note: Past performance does not predict future performance. This information is not part of the audited financial statements.


10     Payden & Rygel Investment Group

GLOBAL BALANCED FUND

Country/Region Allocation                            Top Equity Holdings

[GLOBAL BALANCED FUND PIE CHART]               [TOP EQUITY HOLDINGS BAR CHART]

United Kingdom                 13%             Bristol Myers Squibb        1.6%
Latin America                   1%             Wal-Mart Stores, Inc.       1.5%
Cash                           10%             General Electric Co.        1.5%
U.S.                           39%             Banco De Galicia y
Other Europe                   31%               Buenos Aires              1.5%
Japan                           2%             Tandy Corporation           1.5%
Far East                        4%             Home Depot, Inc.            1.4%
                                               Tyco International, Ltd.    1.4%
                                               Exxon Corp.                 1.0%
                                               Banque National de Paris    0.9%
                                               Telefonica S.A.             0.9%

    EQUITIES   58%
    BONDS   32%
    CASH  10%

                            FOREIGN CURRENCY EXPOSURE
                            HEDGED 13% TO U.S. DOLLAR



                                     OCTOBER 31, 1998         OCTOBER 31, 1997

 Net Assets:                               $7,078,000              $10,312,000
 Number of Issues:                                 73                       76
 Number of Countries:                              15                       18
 Average market Cap (Equities):         $42.5 billion            $29.2 billion


Investment Performance

[GLOBAL BALANCED FUND LINE GRAPH]


                              Global Balanced Fund         Composite Index**
Dec 9, 1996                          10,032                      9,877
Jan 1997                              9,861                      9,851
Jan 1998                             11,439                     11,124
Oct 31, 1998                        11,848                      12,391



 AVERAGE ANNUAL TOTAL RETURN
                                         1 YEAR          SINCE INCEPTION*
                                         ------          ----------------
 Global Balanced Fund:                    8.21%                9.36%
 Composite Index:                        15.18%               11.83%**
 *Fund Inception was 12/9/96
 **From 12/1/96



Note: Past performance does not predict future performance. This information is not part of the audited financial statements.


                                                            Annual Report     11

INTERNATIONAL EQUITY FUND

Country/Region Allocation                                    Top Holdings

[INTERNATIONAL EQUITY FUND PIE CHART]              [TOP HOLDINGS BAR CHART]

Europe                        55%            Zurich Allied AG              2.3%
Japan                          8%            Cadbury Schweppes Ord.        1.7%
Cash                          13%            Granada Group PLC             1.6%
Far East                       5%            Unicredito Italiano SpA       1.5%
U.K.                          19%            Bayerische Hypo-und-
                                               Vereinsbank                 1.5%
                                             Heineken N.V.                 1.5%
                                             Bank of Scotland              1.5%
                                             Nestle S.A.                   1.5%
                                             CRH PLC                       1.5%
                                             Dixons                        1.5%


                       FOREIGN CURRENCY EXPOSURE UNHEDGED



                                  OCTOBER 31, 1998          OCTOBER 31, 1997
----------------------------------------------------------------------------
 Net Assets:                           $18,323,000               $14,403,000
 Number of Issues:                              68                        64
 Number of Countries:                           11                        21
 Average Market Capitalization:      $45.5 billion             $24.1 billion

Investment Performance

[INTERNATIONAL EQUITY FUND LINE GRAPH]

                                  International Equity Fund    Morgan Stanley EAFE Index**

Dec 9, 1996                              10,108                          9,874
Jan 1997                                  9,788                          9,531
Jan 1998                                10,909                          10,541
Oct 31, 1998                            10,839                          11,092



 AVERAGE ANNUAL TOTAL RETURN
                                               1-YEAR           SINCE INCEPTION*
                                               ------           ----------------
 International Equity:                          0.75%                4.34%
 Morgan Stanley EAFE Index:                     9.95%                5.55%**
 *Fund Inception was 12/9/96
 **From 12/1/96

Note: Past performance does not predict future performance. This information is not part of the audited financial statements.


12     Payden & Rygel Investment Group

EUROPEAN GROWTH & INCOME FUND

Top Holdings by Country


France                                             The Netherlands

[FRANCE BAR CHART]                                 [THE NETHERLANDS BAR CHART]
Lafarge, SA              3.1%                      Koninklijke KPN Nederlands NV  3.2%
Pernod-Ricard            2.8%                      Royal Dutch Petroleum          2.5%
Eridania Beghin-Say      2.6%                      Elsevier NV                    2.4%
Paribas                  2.1%                      ABN AMRO Holdings NV           2.0%
Elf Aquitaine FFR50      1.8%                      Koninklijke Pakhoed NV         1.9%


Germany                                             U.K.

[GERMANY BAR CHART]                                 [U.K. BAR CHART]

BASF AG                 2.7%                       Scottish Power                  2.5%
Bayer AG                2.5%                       British Telecom PLC             2.5%
Buderus                 2.4%                       Rio Tinto                       2.2%
Deutsche Telekom        2.2%                       Royal & Sun Alliance            2.1%
Preussag                2.1%                       National Power PLC              1.8%


                       FOREIGN CURRENCY EXPOSURE UNHEDGED



                                  OCTOBER 31, 1998        OCTOBER 31, 1997
--------------------------------------------------------------------------
 Net Assets:                           $39,529,000             $13,608,000
 Number of Issues:                              74                      55
 Number of Countries:                            4                       5
 Average Market Cap:                 $18.2 billion           $14.4 billion

Investment Performance

[EUROPEAN GROWTH LINE GRAPH]

                                        European Growth & Income Fund     Morgan Stanley Europe Index
Jun 27, 1997                                      10,000                        10,000
Jan 1998                                          10,951                        11,306
Oct 31, 1998                                      11,648                        12,719



 AVERAGE ANNUAL TOTAL RETURN
                                            1-YEAR             SINCE INCEPTION*
 European Growth & Income Fund:             14.31%                  12.06%
 Morgan Stanley Europe Index:               23.42%                  19.71%
 *Fund Inception was 6/30/97


Note: Past performance does not predict future performance. This information is not part of the audited financial statements.



                                                            Annual Report     13

LIMITED MATURITY FUND

Portfolio Composition

[LIMITED MATURITY FUND PIE CHART]
Treasury/Agency      16%       Mortgage Backed    23%

Asset Backed         20%       Cash                3%

Commercial Paper      7%       Corporate          31%

                 Credit Quality
-------------------------------------------------

AAA                                          63%

AA                                           14%

BBB                                          23%


                                  OCTOBER 31, 1998              OCTOBER 31, 1997
--------------------------------------------------------------------------------
 Net Assets:                         $117,042,000                   $152,429,000
 Number of Issues:                             27                             37
 Average Maturity:                      0.9 years                      0.4 years
 SEC Yield:                                 5.64%                          5.51%

Investment Performance

[LIMITED MATURITY LINE GRAPH]

                              Limited Maturity Fund      Merrill Lynch 90-day Treasury Bill Index

May 1, 1994                          10,000                            10,000
Jan 1995                             10,308                            10,366
Jan 1996                             11,031                            10,986
Jan 1997                             11,577                            11,569
Jan 1998                             12,230                            12,188
Oct 31, 1998                         12,758                            12,673

 AVERAGE ANNUAL TOTAL RETURN
 ---------------------------
                                                1-YEAR     3-YEARS     SINCE INCEPTION*
                                                ------     -------     ----------------
 Limited Maturity Fund:                          5.87%      5.58%            5.56%
 Merrill Lynch 90-day Treasury Bill Index:       5.32%      5.38%            5.40%
 *Fund Inception was 5/1/94


Note: Past performance does not predict future performance. This information is not part of the audited financial statements.

14     Payden & Rygel Investment Group

                                 SHORT BOND FUND


Portfolio Composition


                           [SHORT BOND FUND PIE CHART]

                      Mortgage Backed                  38%
                      Asset Backed                      2%
                      Treasury                         15%
                      Corporate                        45%


                                     Credit Quality

                                  AAA             55%

                                  AA               2%

                                  A               19%

                                  BBB             24%


                         OCTOBER 31, 1998        OCTOBER 31, 1997
                         ----------------        ----------------
 Net Assets:               $108,661,000             $94,256,000
 Number of Issues:                   39                      31
 Average Maturity:            3.0 years               1.4 years
 SEC Yield:                        5.38%                   6.05%



Investment Performance
[SHORT BOND FUND LINE GRAPH]


                                                  Short Bond Fund       Merrill Lynch 1-3 year Treasury Index
Jan 1, 1994                                           10,051                         10,064
Jan 1995                                              10,160                         10,197
Jan 1996                                              11,279                         11,258
Jan 1997                                              11,647                         11,774
Jan 1998                                              12,338                         12,621
Oct 1998                                              12,977                         13,338


 AVERAGE ANNUAL TOTAL RETURN
 ---------------------------

                                                   1-YEAR     3-YEARS     SINCE INCEPTION*
                                                   ------     -------     ----------------
 Short Bond Fund                                    6.80%      5.72%            5.54%
 Merrill Lynch 1-3 year Treasury Index              7.70%      6.69%            6.14%
 *Fund Inception was 1/1/94


Note: Past performance does not predict future performance. This information is not part of the audited financial statements.


                                                           ANNUAL REPORT     15

U.S. GOVERNMENT FUND


Portfolio Composition


                        [U.S. GOVERNMENT FUND PIE CHART]

                            Treasury            17%
                            Agency              28%
                            Mortgage Backed     54%
                            Cash                 1%


                                 Credit Quality

                              AAA               100%


                            OCTOBER 31, 1998      OCTOBER 31, 1997
                            ----------------      ----------------
 Net Assets:                   $71,855,000           $15,479,000
 Number of Issues:                      25                    10
 Average Maturity:               3.7 years             2.7 years
 SEC Yield:                          5.10%                 5.35%



Investment Performance
[U.S. GOVERNMENT FUND LINE GRAPH]

               U.S. GOVERNMENT FUND     COMPOSITE INDEX
Jan 1 '95      10130                    10162

Jan '96        11568                    11540

Jan '97        11842                    11941

Jan '98        12812                    12963

Oct 1 '98      13531                    13796

[Composite Index: Lehman Intermediate Treasury Index, 1/95 through 12/97; Merrill Lynch 1-5 Year Treasury Index, 1/98 Forward]


 AVERAGE ANNUAL TOTAL RETURN
 ---------------------------

                                      1-YEAR     3-YEARS     SINCE INCEPTION*
                                      ------     -------     ----------------
 U.S. Government Fund:                 8.60%      6.62%            8.20%
 Composite Index:                      8.81%      7.22%            8.75%
 *Fund Inception was 1/1/95


Note: Past performance does not predict future performance. This information is not part of the audited financial statements.


16   PAYDEN & RYGEL INVESTMENT GROUP

INTERMEDIATE BOND FUND

Portfolio Composition


                       [INTERMEDIATE BOND FUND PIE CHART]

                       Corporate                     58%
                       Mortgage Backed               19%
                       Treasury/Agency               14%
                       Cash                           1%
                       Asset Backed                   8%



                                 Credit Quality

                               AAA           31%

                               AA             4%

                               A             37%

                               BBB           28%


                          OCTOBER 31, 1998       OCTOBER 31, 1997
                          ----------------       ----------------
 Net Assets:                 $88,872,000            $80,766,000
 Number of Issues:                    35                     39
 Average Maturity:             5.0 years              4.5 years
 SEC Yield:                        5.73%                  5.87%


Investment Performance
[INTERMEDIATE BOND FUND LINE GRAPH]

               INTERMEDIATE BOND FUND     LEHMAN INTERMEDIATE GOVERNMENT/CORPORATE INDEX
Jan 1 '94      10118                        10111

Jan '95         9824                         9972

Jan '96        11235                        11408

Jan '97        11455                        11814

Jan '98        12379                        12861

Oct 31 '98     13045                        13712

 AVERAGE ANNUAL TOTAL RETURN
 ---------------------------

                                       1-YEAR     3-YEARS     SINCE INCEPTION*
                                       ------     -------     ----------------
 Intermediate Bond Fund:                7.73%      6.34%            5.65%
 Lehman Intermediate
 Government/Corporate Index:            9.12%      7.46%            6.75%
 *Fund Inception was 1/1/94


Note: Past performance does not predict future performance. This information is not part of the audited financial statements.


                                                         ANNUAL REPORT       17

INVESTMENT QUALITY BOND FUND


Portfolio Composition


                    [INVESTMENT QUALITY BOND FUND PIE CHART]

                       Corporate                     42%
                       Mortgage Backed               33%
                       Treasury/Agency               13%
                       Commercial Paper               3%
                       Asset Backed                   9%


                                 Credit Quality

                              AAA             41%

                              AA               3%

                              A               17%

                              BBB             39%


                          OCTOBER 31, 1998      OCTOBER 31, 1997
                          ----------------      ----------------
 Net Assets:                  $173,974,000           $94,987,000
 Number of Issues:                      56                    49
 Average Maturity:               6.7 years             6.5 years
 SEC Yield:                          6.34%                 6.08%


Investment Performance
[INVESTMENT QUALITY BOND FUND LINE GRAPH]

               Invest Quality      Lehman
               Bond Fund           Aggregate Index

Jan 1 '94      10190               10135

Jan '95         9707                9900

Jan '96        11465               11578

Jan '97        11646               11956

Jan '98        12800               13238

Oct 31 '98     13553               14083


 AVERAGE ANNUAL TOTAL RETURN
 ---------------------------

                                                   1-YEAR     3-YEARS     SINCE INCEPTION*
                                                   ------     -------     ----------------
 Investment Quality Bond Fund:                      8.33%      7.20%            6.49%
 Lehman Aggregate Index:                            9.34%      8.01%            7.34%
 *Fund Inception was 1/1/94


Note: Past performance does not predict future performance. This information is not part of the audited financial statements.


18    PAYDEN & RYGEL INVESTMENT GROUP

TOTAL RETURN FUND


Portfolio Composition


                         [TOTAL RETURN FUND PIE CHART]

                              Treasury/Agency   38%
                              Corporate         27%
                              Mortgage Backed   23%
                              Asset Backed      10%
                              Cash               2%


                                 Credit Quality

                               AAA             55%

                               AA               4%

                               A               12%

                               BBB             15%

                               BB              14%


                                  OCTOBER 31, 1998               OCTOBER 31, 1997
                                  ----------------               ----------------
 Net Assets:                        $174,612,000                    $98,863,000
 Number of Issues:                            53                             59
 Average Maturity:                     6.7 years                      6.5 years
 SEC Yield:                                6.14%                          6.39%

Investment Performance
[TOTAL RETURN FUND LINE GRAPH]

               Total Return Fund        Lehman Aggregate Index**

Dec 1 '96       9959                     9907

Jan '98        10917                    11003

Oct 31 '98     11537                    11705

 AVERAGE ANNUAL TOTAL RETURN
 ---------------------------

                                                1-YEAR      SINCE INCEPTION*
                                                ------      ----------------
 Total Return Fund:                              7.72%            7.83%
 Lehman Aggregate Index:                         9.34%            8.56%
 *Fund Inception was 12/9/96
 **From 12/1/96


Note: Past performance does not predict future performance. This information is not part of the audited financial statements.


                                                          ANNUAL REPORT      19

HIGH INCOME FUND


Portfolio Composition


                          [HIGH INCOME FUND PIE CHART]

                               Corporate          81%
                               Commercial Paper    5%
                               Cash                5%
                               Asset Backed        4%
                               Foreign Government  3%
                               Preferred Stock     2%


                                 Credit Quality

                               AAA                10%
                               A                   3%
                               BBB                 1%
                               BB                 31%
                               B                  45%


                                  OCTOBER 31, 1998               OCTOBER 31, 1997
                                  ----------------               ----------------
 Net Assets:                         $91,669,000                           Fund
 Number of Issues:                            76                            Not
 Average Maturity:                     6.8 years                             In
 SEC Yield:                                9.08%                      Operation


Investment Performance

[HIGH INCOME FUND LINE GRAPH]

               High Income Fund         Merrill Lynch High Yield Index

12/30/97        9950                    10009

3/31/98        10329                    10288

7/31/98        10556                    10520

10/31/98       10128                     9920

 TOTAL RETURN
 ------------

                                                     SINCE INCEPTION*
                                                     ----------------
 High Income Fund:                                           1.28%
 Merrill Lynch High Yield Index:                           - 0.80%
 *Fund Inception was 12/30/97


Note: Past performance does not predict future performance. This information is not part of the audited financial statements.


20    PAYDEN & RYGEL INVESTMENT GROUP

BUNKER HILL MONEY MARKET FUND


Portfolio Composition


[BUNKER HILL MONEY MARKET FUND PIE CHART]

Commercial Paper                       62%
Treasury/Agency                        26%
Certificates of Deposit                 5%
Corporate                               4%
Collateralized Mortgage Obligation      2%
Cash                                    1%

                                  OCTOBER 31, 1998               OCTOBER 31, 1997
                                  ----------------               ----------------
 Net Assets:                         $26,455,000                           Fund
 Number of Issues:                            21                            Not
 Average Maturity:                       66 days                             In
 30-Day Yield:                              4.97%                     Operation


Investment Performance

         [BUNKER HILL MONEY MARKET LINE GRAPH]

                              BUNKER HILL FUND      IBC/DONOGHUE INDEX*
Dec 17, 1997                       10,000                10,000
Jan 1998                           10,067                10,064
Oct 31, 1998                       10,465                10,443

*Source: IBC/Donoghue Taxable Money Market Fund Average
         IBC's Money Fund Report


 TOTAL RETURN
 ------------

                                               SINCE INCEPTION*
                                               ----------------
 Bunker Hill Fund:                                   4.65%
 IBC/Donoghue Index:                                 4.43%
 *Fund Inception was 12/17/97


Note: Past performance does not predict future performance. This information is not part of the audited financial statements.


                                                         ANNUAL REPORT       21

SHORT DURATION TAX EXEMPT FUND


Portfolio Composition
---------------------

[SHORT DURATION TAX EXEMPT FUND PIE CHART]

Revenue Bonds                     53%
General Obligation Bonds          40%
Pre-Refunded Bonds                 5%
Cash                               2%

                                Credit Quality

                             AAA              59%
                             AA                6%
                             A                25%
                             BBB              10%


                                  OCTOBER 31, 1998       OCTOBER 31, 1997
-------------------------------------------------------------------------
 Net Assets:                           $16,825,000            $38,176,000
 Number of Issues:                              18                     37
 Average Maturity:                       2.4 years              2.0 years
 SEC Yield:                                   3.35%                  3.72%


Investment Performance
----------------------

[SHORT DURATION TAX EXEMPT LINE GRAPH]

                                        SHORT DURATION TAX EXEMPT FUND    LEHMAN 1-YEAR GENERAL OBLIGATION INDEX
Sep 1, 1994                                        9,974                              10,001
Jan 1995                                          10,040                              10,095
Jan 1996                                          10,756                              10,756
Jan 1997                                          11,028                              11,223
Jan 1998                                          11,551                              11,738
Oct 31, 1998                                      11,912                              12,160

AVERAGE ANNUAL TOTAL RETURN

                                            1-YEAR   3-YEARS    SINCE INCEPTION*
                                            ------   -------    ----------------
 Short Duration Tax Exempt Fund:             4.55%    4.12%          4.29%
 Lehman 1-Year General Obligation Index:     4.93%    4.66%          4.80%

 *Fund Inception was 9/1/94

Note: Past performance does not predict future performance. This information is not part of the audited financial statements.

22     Payden & Rygel Investment Group

TAX EXEMPT BOND FUND


Portfolio Composition
---------------------

[TAX EXEMPT BOND FUND PIE CHART]

Revenue Bonds                 57%
General Obligation Bonds      35%
Pre-Refunded Bonds             7%
Cash                           1%




                                 Credit Quality

                              AAA              65%
                              AA               21%
                              A                 7%
                              BBB               7%


                             OCTOBER 31, 1998       OCTOBER 31, 1997
--------------------------------------------------------------------
 Net Assets:                      $67,889,000            $57,579,000
 Number of Issues:                         54                     49
 Average Maturity:                  7.6 years              7.3 years
 SEC Yield:                             3.53%                  4.08%


Investment Performance
----------------------

[TAX EXEMPT BOND FUND LINE GRAPH]

                              TAX EXEMPT BOND FUND    LEHMAN QUALITY INTERMEDIATE INDEX**
Dec 21, 1993                          10,026                     10,000
Jan 1995                               9,475                      9,911
Jan 1996                              10,801                     11,178
Jan 1997                              10,980                     11,585
Jan 1998                              11,891                     12,502
Oct 31, 1998                         12,330                      13,058

 AVERAGE ANNUAL TOTAL RETURN

                                          1-YEAR     3-YEARS    SINCE INCEPTION*
                                          ------     -------    ----------------
 Tax Exempt Bond Fund:                     6.32%      5.71%           4.40%
 Lehman Quality Intermediate Index:        7.03%      6.22%           5.67%**

 *Fund Inception was 12/21/93
 **From 1/1/94

Note: Past performance does not predict future performance. This information is not part of the audited financial statements.

                                                            Annual Report     23

GROWTH AND INCOME FUND

[Top Dividend Yields Bar Chart]

Top Dividend Yields
-------------------

J.P. Morgan         4.0%
Philip Morris       3.4%
General Motors      3.2%
Chevron             3.0%
Caterpillar         2.7%

[Best Total Return Bar Chart]

Best Total Return 10/31/97 - 10/31/98
-------------------------------------

Philip Morris       34.2%
Kodak               32.8%
AT&T                30.7%
S&P Dep. Receipts   21.1%
Exxon               19.5%

                               OCTOBER 31, 1998       OCTOBER 31, 1997
----------------------------------------------------------------------
 Net Assets:                       $250,553,000           $150,944,000
 Number of Issues:                           16                     16
 Gross Dividend Yield*:                   2.42%                  2.17%
 Dividends Yield/S&P 500                  1.49%                  1.69%

 *Prior to fund expenses
 (Source: Barrons)


Investment Performance
----------------------

[Growth and Income Fund Line Graph]

                      Growth & Income Fund       Standard & Poor's 500 Index
                      --------------------       ---------------------------
Nov 1 '96                   10640                          10756
Jan '97                     11191                          11201
Jan '98                     13452                          14216
Oct 31 '98                  14877                          16116

 AVERAGE ANNUAL TOTAL RETURN

                                         1-YEAR       SINCE INCEPTION*
                                         ------       ----------------
 Growth & Income Fund:                   15.15%            21.97%
 S&P 500 Index:                          21.99%            26.95%

 *Fund Inception was 11/1/96


Note: Past performance does not predict future performance. This information is not part of the audited financial statements.


24     Payden & Rygel Investment Group

MARKET RETURN FUND


Portfolio Composition
[MONEY MARKET RETURN FUND]
----------------------------
Treasury/Agency          32%
Mortgage Backed          31%
Corporate                19%
Asset Backed             10%
Cash                      6%
S&P Depositary Receipts   2%


                                 Equity Exposure

                           S&P Futures             98%
                           S&P Depositary
                           Receipts                 2%


                            OCTOBER 31, 1998        OCTOBER 31, 1997
--------------------------------------------------------------------
 Net Assets:                     $43,390,000             $20,195,000
 Number of Issues:                        46                      43
 Average Maturity:                 2.1 years               0.4 years
 SEC Yield:                            5.78%                   5.62%


Investment Performance
----------------------

[MARKET RETURN LINE GRAPH]

                                   MARKET RETURN FUND      STANDARD & POOR'S 500 INDEX

Dec 1, 1995                             10,163                     10,193
Jan 1995                                10,355                     10,898
Jan 1996                                10,552                     10,540
Jan 1997                                12,690                     13,316
Jan 1998                                16,090                     16,901
Oct 31, 1998                            17,803                     19,161



 AVERAGE ANNUAL TOTAL RETURN

                                         1-YEAR     2-YEARS     SINCE INCEPTION*
                                         ------     -------     ----------------
 Market Return Fund:                     18.48%     24.94%           21.84%
 S&P 500 Index:                          21.99%     26.95%           24.93%

 *Fund Inception was 12/1/95


Note: Past performance does not predict future performance. This information is not part of the audited financial statements.


                                                            Annual Report     25

VALUE STOCK FUND


Largest Holdings
[LARGEST HOLDINGS BAR CHART]

----------------------------------
Allegiance Corp.              3.9%
Apple Computer                3.4%
Protective Life Corp.         3.0%
Whitman Corp.                 3.0%
Ambac Financial Group         3.0%
Duke Realty Investments Inc.  2.2%


                                Sector Allocation

                         Financials                24.4%
                         Consumer
                           Cyclicals               18.5%
                         Technology                18.3%
                         Basic Industries          10.3%
                         Health Care                9.5%



                            OCTOBER 31, 1998        OCTOBER 31, 1997
--------------------------------------------------------------------
 Net Assets:                     $23,544,000                    Fund
 Number of Issues:                        81                  Not In
 Number of Industries:                    11               Operation


Investment Performance
----------------------

[VALUE STOCK FUND LINE GRAPH]


                              VALUE STOCK FUND              S&P 600 SMALL CAP INDEX
Dec 30, 1997                       10,000                         10,000
Jan 31, 1998                       10,070                          9,879
Oct 31, 1998                        9,315                          8,849

 AVERAGE ANNUAL TOTAL RETURN

                                         SINCE INCEPTION*
                                         ----------------
 Value Stock Fund:                             - 6.85%
 S&P 600 Small Cap Index:                     - 11.51%

 *Fund Inception was 12/30/97


Note: Past performance does not predict future performance. This information is not part of the audited financial statements.

26     Payden & Rygel Investment Group

GROWTH STOCK FUND


Largest Holdings
----------------

[Bar Chart]

JLG Industries                       5.0%
Century Telephone Enterprises        4.6%
Altera Corporation                   4.4%
De Vry, Inc.                         3.3%
Protective Life                      3.2%
Martin Marietta                      3.1%


                                Sector Allocation

                         Capital Goods             19.2%
                         Consumer
                           Cyclicals               19.1%
                         Basic Industries          15.3%
                         Financials                14.6%
                         Health Care                9.2%



                          OCTOBER 31, 1998         OCTOBER 31, 1997
-------------------------------------------------------------------
 Net Assets:                    $2,384,000                     Fund
 Number of Issues:                      53                   Not In
 Number of Industries:                  11                Operation


Investment Performance
----------------------

[GROWTH STOCK FUND LINE GRAPH]

                              GROWTH STOCK FUND   S&P 600 SMALL CAP INDEX
Dec 30, 1997                       10,000                  10,000
Jan 31, 1998                        9,990                   9,879
Oct 31, 1998                        9,134                   8,849

 AVERAGE ANNUAL TOTAL RETURN

                                         SINCE INCEPTION*
                                         ----------------

 Growth Stock Fund:                            - 8.64%
 S&P 600 Small Cap Index:                     - 11.51%

 *Fund Inception was 12/30/97


Note: Past performance does not predict future performance. This information is not part of the audited financial statements.

                                                            Annual Report     27

DEAR SHAREHOLDERS:

Payden & Rygel and the world financial markets explored new territory in 1998. Continued turmoil in international markets sparked a crisis of confidence in our own markets, causing a tumble in stock prices and an unparalleled test of liquidity in bonds. The Payden & Rygel Funds, however, due to a strong emphasis on risk management, held up extremely well in this volatile environment.

And, this performance did not go unnoticed In the past six months, several of our funds have received upgrades to their Morningstar Ratings(TM). Two of our funds now have five-stars* (Global Fixed Income and Limited Maturity) and two more funds received four-stars (Short Bond and U.S. Government).* Many of our funds were also cited in the general financial media - Short Duration Tax Exempt, for example, was cited three months in a row by Money magazine as one of the leading short-term muni funds, and Global Fixed Income continues to receive a variety of accolades from publications such as Fortune Magazine and Dow Jones Investment Advisor.

Shareholders rewarded this excellence with both their savings and their trust. Year-over-year through October 31, our Funds experienced a 30% growth in assets
- in dollar terms, an increase of over $500 million. As you receive this report, we are moving towards our next target - the $3 billion mark.

Hand in hand with this growth, Payden & Rygel has expanded services for our customers. This past quarter, we introduced both trading and balance inquires to our shareholders via the Internet. Based on your feedback, we revamped our website to make it more user-friendly. We also redesigned many of our marketing and informational materials to make our fund information easier to access and understand. And in October, in conjunction with Metzler Bank of Germany, Payden & Rygel announced the creation of a new global joint venture, Metzler/Payden LLC, to create cross-oceanic investment


            PAYDEN & RYGEL FUNDS GARNER RECOGNITION IN NATIONAL MEDIA





*Morningstar ratings are for the periods ending October 31, 1998, out of a total of 1,499 (3-year period) and 954 (5-year period) taxable bond funds. Morningstar's proprietary ratings reflect historical risk-adjusted performance and are subject to change monthly. Specifically, they are calculated from each fund's 3-year and, in the case of the Global Fixed Income Fund only, 5-year average annual returns in excess of 90-day Treasury bill returns with appropriate adjustments for fees and a risk factor that reflects performance below a 90-day Treasury bill return. The top 10% of the funds in an investment category receive five stars and the next 22.5% receive four stars.

                                                          SECURE INTERNET ACCESS


opportunities and subadvise our international stock funds. Note that this relationship will not affect the independence of either member firm.

Just as we have expanded our services, so we have expanded our product line. In December, we started three new mutual funds. The EuroDirect Fund, a European version of our Global Balanced Fund, invests in European-domiciled stocks and bonds. The California Municipal Income Fund invests in California-issued municipal bonds. Finally, Payden & Rygel brings its widely-recognized global bond expertise to the emerging markets sector with our Emerging Markets Bond Fund.


NEW FUNDS, NEW ASSETS, NEW GROWTH


Going forward, we believe Payden & Rygel will continue to offer a compelling range of investment opportunities. We are pleased to see our shareholders responding to them so enthusiastically.

As always, we work for you.



Best Wishes,

/s/ Joan A. Payden

Joan A. Payden
Chairman & CEO
Payden & Rygel Investment Group





                                     Payden
                                        &
                                      Rygel

  STATEMENTS OF ASSETS AND LIABILITIES
October 31, 1998


                                           GLOBAL            GLOBAL      GLOBAL       INTERNATIONAL
                                           SHORT BOND     FIXED INCOME   BALANCED        EQUITY
                                           FUND               FUND       FUND             FUND
                                           ------------   ------------   ----------   -------------
ASSETS:
Investments, at value*...................  $247,429,162   $568,843,643   $7,474,088    $19,086,595
Foreign cash.............................         3,890        13,114        63,733        108,332
Cash.....................................                                     5,690
Receivable for:
  Interest and dividends.................     6,896,824    13,018,226        77,076         42,015
  Open forward currency contracts........       827,732       543,131                        4,307
  Closed forward currency contracts......       642,498
  Investments sold.......................                  17,845,340                      291,654
  Open futures and options contracts.....                     107,680        11,900
  Fund shares sold.......................                      19,933            38             29
  Paydowns...............................
Unamortized organization costs (Note
  4).....................................           602                       1,499          1,402
Deferred expense subsidy (Note 5)........       338,166                     148,854        110,501
Other assets.............................        38,161        68,775         1,593          2,635
                                           ------------   ------------   ----------    -----------
     Total Assets........................   256,177,035   600,459,842     7,784,471     19,647,470
                                           ------------   ------------   ----------    -----------
LIABILITIES:
Payable for:
  Open forward currency contracts........     3,464,265     8,980,647        80,428          9,887
  Closed forward currency contracts......       683,668     1,018,939
  Investments purchased..................                                   449,848      1,178,567
  Open futures contracts.................                                     1,158            511
  Fund shares redeemed...................                  65,603,627         1,017            998
  Open option contracts..................
  Open swap contracts....................
Payable to Payden & Rygel (Note 5).......       247,781                     142,219         94,468
Distributions payable....................
Accrued expenses:
  Investment advisory fees...............        63,458        25,941         2,981          8,900
  Administration fees....................        12,692        29,968           358            890
  Other expenses.........................        96,021       151,168        28,614         30,427
                                           ------------   ------------   ----------    -----------
     Total Liabilities...................     4,567,885    75,810,290       706,623      1,324,648
                                           ------------   ------------   ----------    -----------
     NET ASSETS..........................  $251,609,150   $524,649,552   $7,077,848    $18,322,822
                                           ============   ============   ==========    ===========
NET ASSETS:
Paid in capital..........................  $246,620,024   $490,585,703   $6,007,310    $18,144,869
Undistributed net investment income......     7,098,183     1,450,438        15,312        168,644
Accumulated distributions in excess of
  net investment income..................
Accumulated net realized gains (losses)
  from investments.......................    (4,575,915)   20,128,203       565,572     (1,121,972)
Net unrealized appreciation
  (depreciation) from:
  Investments............................     2,351,241    16,665,024       563,662      1,129,247
  Translation of assets and liabilities
     in foreign currencies...............       115,617    (4,179,816)      (74,008)         2,034
                                           ------------   ------------   ----------    -----------
     NET ASSETS..........................  $251,609,150   $524,649,552   $7,077,848    $18,322,822
                                           ============   ============   ==========    ===========
Outstanding shares of beneficial
  interest...............................    24,412,663    48,100,341       652,676      1,701,830
                                           ============   ============   ==========    ===========
NET ASSET VALUE -- offering and
  redemption price per share.............  $      10.31   $     10.91    $    10.84    $     10.77
                                           ============   ============   ==========    ===========
------------
* Investments, at cost...................  $242,469,944   $548,550,299   $6,937,059    $17,936,928

                       See notes to financial statements.

 28   PAYDEN & RYGEL INVESTMENT GROUP

    EUROPEAN
    GROWTH &        GROWTH &     MARKET          LIMITED      SHORT             U.S.
    INCOME           INCOME      RETURN          MATURITY     BOND           GOVERNMENT
    FUND              FUND       FUND              FUND       FUND              FUND
    -----------   ------------   -----------   ------------   ------------   -----------
    $39,391,551   $250,391,665   $42,686,795   $116,204,174   $117,070,973   $91,695,807
                                                                   370,580
        144,278        117,762       359,791        822,497      1,426,124       598,744
                                                                 9,955,695
                                     328,550
         41,317        256,561         1,008          5,886        171,985         2,037
                                      46,330
          2,748          3,826         1,347
        181,488        184,077       262,019        760,144        489,599       268,813
          2,473         22,952         5,634         23,699         15,970        11,291
    -----------   ------------   -----------   ------------   ------------   -----------
     39,763,855    250,976,843    43,691,474    117,816,400    129,500,926    92,576,692
    -----------   ------------   -----------   ------------   ------------   -----------
                                                                20,207,396    20,367,472
                                                                   108,950        27,188
          5,362        104,078         2,544            437                       22,891
        156,779        183,584       246,193        707,279        447,983       230,556
                                       3,816
         16,255         26,397         9,691         25,776         21,140        14,123
          1,950         12,279         2,077          5,523          5,514         3,684
         54,837         97,576        37,068         35,591         49,436        55,612
    -----------   ------------   -----------   ------------   ------------   -----------
        235,183        423,914       301,389        774,606     20,840,419    20,721,526
    -----------   ------------   -----------   ------------   ------------   -----------
    $39,528,672   $250,552,929   $43,390,085   $117,041,794   $108,660,507   $71,855,166
    ===========   ============   ===========   ============   ============   ===========
    $40,308,503   $212,298,521   $41,243,414   $116,704,183   $108,293,787   $70,352,294
                         3,068        56,882        137,755          3,435        74,156
      1,276,301      5,742,134    (1,509,862)      (163,737)      (418,818)      403,355
     (4,816,350)    32,509,206     3,599,651        363,593        782,103     1,025,361
      2,760,218
    -----------   ------------   -----------   ------------   ------------   -----------
    $39,528,672   $250,552,929   $43,390,085   $117,041,794   $108,660,507   $71,855,166
    ===========   ============   ===========   ============   ============   ===========
      3,447,862     17,334,643     3,260,654     11,608,466     10,927,660     6,592,251
    ===========   ============   ===========   ============   ============   ===========
    $     11.46   $      14.45   $     13.31   $      10.08   $       9.94   $     10.90
    ===========   ============   ===========   ============   ============   ===========
    $41,455,751   $217,882,459   $43,094,228   $115,840,581   $116,160,770   $90,644,983

                       See notes to financial statements.

                                                             ANNUAL REPORT    29

October 31, 1998

                                       INTERMEDIATE    INVESTMENT       TOTAL       SHORT DURATION
                                           BOND       QUALITY BOND      RETURN        TAX EXEMPT
                                           FUND           FUND           FUND            FUND
                                       ------------   ------------   ------------   --------------
ASSETS:
Investments, at value*...............  $105,973,325   $231,775,974   $224,867,998    $ 16,550,064
Foreign cash.........................
Cash.................................
Receivable for:
  Interest and dividends.............     1,274,546     2,864,966       2,163,681         250,704
  Open forward currency contracts....
  Closed forward currency
     contracts.......................                                      42,090
  Investments sold...................     3,264,025                       412,094       1,027,502
  Open futures and options
     contracts.......................
  Fund shares sold...................                         156                          23,142
  Paydowns...........................
Unamortized organization costs (Note
  4).................................                                       1,201
Deferred expense subsidy (Note 5)....       293,303       444,502         161,902         303,640
Other assets.........................        16,134        23,374           7,187           3,941
                                       ------------   ------------   ------------    ------------
     Total Assets....................   110,821,333   235,108,972     227,656,153      18,158,993
                                       ------------   ------------   ------------    ------------
LIABILITIES:
Payable for:
  Open forward currency contracts....
  Closed forward currency
     contracts.......................
  Investments purchased..............    16,898,452    57,415,555      48,398,859       1,014,379
  Open futures contracts.............       201,125       267,344         326,250
  Fund shares redeemed...............     3,066,068
  Open option contracts..............     1,471,875     2,943,750       2,943,750
  Open swap contracts................                                   1,115,183
Payable to Payden & Rygel (Note 5)...       244,292       376,812         130,569         298,776
Distributions payable................
Accrued expenses:
  Investment advisory fees...........        18,967        41,081          40,653           4,662
  Administration fees................         4,948         8,803           8,711             874
  Other expenses.....................        43,157        81,747          80,023          15,727
                                       ------------   ------------   ------------    ------------
     Total Liabilities...............    21,948,884    61,135,092      53,043,998       1,334,418
                                       ------------   ------------   ------------    ------------
     NET ASSETS......................  $ 88,872,449   $173,973,880   $174,612,155    $ 16,824,575
                                       ============   ============   ============    ============
NET ASSETS:
Paid in capital......................  $ 86,049,596   $169,150,752   $173,643,430    $ 16,466,877
Undistributed net investment
  income.............................       140,213       203,469                          11,644
Accumulated distributions in excess
  of net investment income...........                                  (1,352,736)
Accumulated net realized gains
  (losses) from investments..........     1,077,349     2,083,879         776,692         139,528
Net unrealized appreciation
  (depreciation) from:...............
  Investments........................     1,605,291     2,535,780       1,544,769         206,526
  Translation of assets and
     liabilities in foreign
     currencies......................
                                       ------------   ------------   ------------    ------------
     NET ASSETS......................  $ 88,872,449   $173,973,880   $174,612,155    $ 16,824,575
                                       ============   ============   ============    ============
Outstanding shares of beneficial
  interest...........................     9,072,357    17,111,232      17,065,215       1,664,941
                                       ============   ============   ============    ============
NET ASSET VALUE -- offering and
  redemption price per share.........  $       9.80   $     10.17    $      10.23    $      10.11
                                       ============   ============   ============    ============
------------
* Investments, at cost...............  $104,528,281   $229,133,953   $224,766,484    $ 16,343,538

                       See notes to financial statements.

 30   PAYDEN & RYGEL INVESTMENT GROUP

    TAX EXEMPT    BUNKER HILL       HIGH          VALUE        GROWTH
       BOND       MONEY MARKET     INCOME         STOCK        STOCK
       FUND           FUND          FUND          FUND          FUND
    -----------   ------------   -----------   -----------   ----------
    $66,884,621   $26,501,928    $89,772,835   $23,542,392   $2,398,374
                        2,000
     1,020,671        107,014      1,990,484         5,496          506
                                                    41,600
                      127,206
                          495            451         4,791        4,791
       389,888         71,361         24,969        23,334       44,731
        10,627          2,840          4,184         1,353          317
    -----------   -----------    -----------   -----------   ----------
    68,305,807     26,812,844     91,792,923    23,618,966    2,448,719
    -----------   -----------    -----------   -----------   ----------
                      149,040                        5,347        1,053
       358,333         66,778         21,811        18,299       40,394
                      104,092
        18,627          3,308         20,856        15,030        1,160
         3,493          1,323          4,841         1,095          116
        36,454         33,103         76,605        35,279       21,702
    -----------   -----------    -----------   -----------   ----------
       416,907        357,644        124,113        75,050       64,425
    -----------   -----------    -----------   -----------   ----------
    $67,888,900   $26,455,200    $91,668,810   $23,543,916   $2,384,294
    ===========   ===========    ===========   ===========   ==========
    $66,321,572   $26,455,200    $96,648,367   $28,976,306   $2,765,705
        52,102                       985,809        73,570          717
    (1,312,266)                   (1,066,988)   (3,314,131)    (156,438)
     2,827,492                    (4,898,378)   (2,191,829)    (225,690)
    -----------   -----------    -----------   -----------   ----------
    $67,888,900   $26,455,200    $91,668,810   $23,543,916   $2,384,294
    ===========   ===========    ===========   ===========   ==========
     6,843,864     26,455,200      9,382,439     2,536,685      261,661
    ===========   ===========    ===========   ===========   ==========
    $     9.92    $      1.00    $      9.77   $      9.28   $     9.11
    ===========   ===========    ===========   ===========   ==========
    $64,057,129   $26,501,928    $94,671,213   $26,176,134   $2,624,064

                       See notes to financial statements.

                                                             ANNUAL REPORT    31

  STATEMENTS OF OPERATIONS
Period ended October 31, 1998

                                             GLOBAL           GLOBAL      GLOBAL      INTERNATIONAL
                                             SHORT BOND    FIXED INCOME   BALANCED       EQUITY
                                             FUND              FUND       FUND            FUND
                                             -----------   ------------   ---------   -------------
INVESTMENT INCOME:
Interest income............................  $13,074,465   $29,185,617    $ 275,931    $   131,714
Dividend income............................                                  83,277        372,228
Foreign tax withholdings...................                                  (7,412)       (40,908)
                                             -----------   -----------    ---------    -----------
  Investment Income........................   13,074,465    29,185,617      351,796        463,034
                                             -----------   -----------    ---------    -----------
EXPENSES:
Investment advisory fees (Note 5)..........      812,952     1,557,710       46,512        117,688
Administration fees (Note 5)...............      162,590       311,542        5,581         11,769
Custodian fees.............................       99,673       139,290       17,408         27,747
Accounting fees (Note 5)...................       91,524       157,934        8,577         11,875
Legal fees.................................        4,167         5,566           84            281
Audit fees.................................       28,288        43,597       21,992         22,173
Professional fees..........................        2,638         3,689           66            173
Insurance..................................       13,742        38,753          839          1,209
Organization expenses (Note 4).............          386                      1,215          1,117
Trustees' fees and expenses................       29,725        53,322          861          2,034
Transfer agent fees (Note 5)...............       40,362        69,010       11,494         13,391
Registration and filing fees...............       39,000        27,752        8,202         10,402
Printing costs.............................       44,709       102,451        7,109          2,945
Other expenses.............................       12,166        39,239        2,850          2,488
Expenses previously deferred (Note 5)......
Waived advisory fee (Note 5)...............
Expense subsidy (Note 5)...................     (177,014)                   (68,722)       (50,362)
                                             -----------   -----------    ---------    -----------
  Net Expenses.............................    1,204,908     2,549,855       64,068        174,930
                                             -----------   -----------    ---------    -----------
     Net Investment Income.................   11,869,557    26,635,762      287,728        288,104
                                             -----------   -----------    ---------    -----------
REALIZED AND UNREALIZED GAINS (LOSSES):
Net realized gains (losses) from:
  Investments..............................   (1,735,094)   23,361,934      588,342     (1,016,068)
  Foreign currency transactions............    9,796,745    (5,649,476)    (146,780)      (105,213)
  Swap contracts...........................     (684,589)     (702,521)
  Futures contracts........................       21,181     3,491,012       34,894
  Options contracts........................                    (51,860)
Change in net unrealized appreciation
  (depreciation) from:
  Investments..............................    1,914,473     8,197,391       43,870        646,432
  Translation of assets and liabilities in
     foreign currencies....................     (642,869)    2,467,711       19,414         57,610
  Open swap contracts......................
  Open futures contracts...................                    556,695       31,688        (30,556)
  Open options contracts written...........
                                             -----------   -----------    ---------    -----------
     Net Realized and Unrealized Gains
       (Losses)............................    8,669,847    31,670,886      571,428       (447,759)
                                             -----------   -----------    ---------    -----------
CHANGE IN NET ASSETS RESULTING FROM
  OPERATIONS...............................  $20,539,404   $58,306,648    $ 859,156    $  (159,691)
                                             ===========   ===========    =========    ===========

------------
(a) The Fund commenced operations on December 30, 1997.
(b) The Fund commenced operations on December 17, 1997.

                       See notes to financial statements.

 32   PAYDEN & RYGEL INVESTMENT GROUP

    EUROPEAN       GROWTH &     MARKET         LIMITED     SHORT           U.S.
    GROWTH &        INCOME      RETURN         MATURITY    BOND         GOVERNMENT
    INCOME FUND      FUND       FUND             FUND      FUND            FUND
    -----------   -----------   -----------   ----------   ----------   ----------
    $   70,277    $   377,464   $ 2,122,096   $8,473,415   $6,467,516   $3,509,510
       958,771      4,314,982        13,333
       (84,982)
    ------------------------------------------------------------------------------
       944,066      4,692,446     2,135,429    8,473,415    6,467,516    3,509,510
    ------------------------------------------------------------------------------
       135,841      1,120,128        97,322      404,336      285,676      171,501
        16,301        134,415        20,855       86,644       61,216       36,750
        61,239         23,597        13,242       17,642       12,976        7,358
        15,675         74,369        15,952       53,763       39,037       24,358
         3,671          3,404           487        1,659        1,402          961
        23,764         21,215        17,368       20,472       19,253       17,520
           381          2,073           360          298          523          692
         1,250         11,667         1,527       11,230        6,927        1,529
         1,710          4,228        21,659                                    399
         3,235         23,088         3,677       14,689       10,756        6,282
        34,643        191,257        17,730       29,468       21,082       17,264
        16,279         61,125        19,069        5,208       27,930       35,980
         4,300         30,411         4,866       24,195       21,028        8,528
         9,905         17,746         6,017        9,397        6,751        3,712
        (8,369)      (448,051)                                (44,776)     (29,672)
      (130,835)       (65,681)      (84,807)    (253,773)    (162,799)     (95,698)
    -----------   -----------   -----------   ----------   ----------   ----------
       188,990      1,204,991       155,324      425,228      306,982      207,464
    -----------   -----------   -----------   ----------   ----------   ----------
       755,076      3,487,455     1,980,105    8,048,187    6,160,534    3,302,046
    -----------   -----------   -----------   ----------   ----------   ----------
     1,313,782      5,750,473      (366,841)     (30,669)    (347,317)     556,891
      (183,868)                  (1,607,206)                  338,178
                                                             (170,500)
    (4,202,425)    18,949,308      (447,500)     191,381      715,861      859,991
     2,154,445                    4,462,160                  (128,100)     (25,463)
    -----------   -----------   -----------   ----------   ----------   ----------
      (918,066)    24,699,781     2,040,613      160,712      408,122    1,391,419
    -----------   -----------   -----------   ----------   ----------   ----------
    $ (162,990)   $28,187,236   $ 4,020,718   $8,208,899   $6,568,656   $4,693,465
    ===========   ===========   ===========   ==========   ==========   ==========

                       See notes to financial statements.

                                                             ANNUAL REPORT    33

Period ended October 31, 1998

                                          INTERMEDIATE    INVESTMENT    TOTAL        SHORT DURATION
                                          BOND           QUALITY BOND   RETURN         TAX EXEMPT
                                          FUND               FUND       FUND              FUND
                                          ------------   ------------   ----------   --------------
INVESTMENT INCOME:
Interest income.........................   $6,676,538    $ 9,512,397    $6,291,451     $1,108,915
Dividend income.........................
Foreign tax withholdings................
                                           ----------    -----------    ----------     ----------
  Investment Income.....................    6,676,538      9,512,397     6,291,451      1,108,915
                                           ----------    -----------    ----------     ----------
EXPENSES:
Investment advisory fees (Note 5).......      287,093        405,163       269,905         80,235
Administration fees (Note 5)............       61,520         86,821        57,837         15,044
Custodian fees..........................       10,523         19,729        18,953          6,759
Accounting fees (Note 5)................       36,610         49,832        35,517         13,092
Legal fees..............................        1,331          2,306         1,360            171
Audit fees..............................       18,987         20,258        19,653         18,115
Professional fees.......................          971          3,888         1,534            168
Insurance...............................        5,923          7,209         6,575          2,508
Organization expenses (Note 4)..........                                       927
Trustees' fees and expenses.............       10,973         16,238        12,221          2,359
Transfer agent fees (Note 5)............       21,554         27,294        21,639         13,142
Registration and filing fees............       26,540         57,693        29,891          8,589
Printing costs..........................       15,179         23,346        18,753          5,215
Other expenses..........................        7,744          8,642         9,121          5,726
Expenses previously deferred (Note 5)...
Waived advisory fee (Note 5)............      (43,834)
Expense subsidy (Note 5)................      (57,005)       (86,648)      (75,384)       (60,181)
                                           ----------    -----------    ----------     ----------
  Net Expenses..........................      404,109        641,771       428,502        110,942
                                           ----------    -----------    ----------     ----------
     Net Investment Income..............    6,272,429      8,870,626     5,862,949        997,973
                                           ----------    -----------    ----------     ----------
REALIZED AND UNREALIZED GAINS (LOSSES):
Net realized gains (losses) from:
  Investments...........................      209,968        472,565       487,655        154,177
  Foreign currency transactions.........       35,594         35,594      (189,333)
  Swap contracts........................                                   285,087
  Futures contracts.....................      826,368      1,532,363       563,904        (14,659)
  Options contracts.....................       31,206         39,638        39,981
Change in net unrealized appreciation
  (depreciation) from:
  Investments...........................      215,480      1,306,962      (716,712)       (21,056)
  Translation of assets and liabilities
     in foreign currencies..............
  Open swap contracts...................                                 1,409,492
  Open futures contracts................      520,997        642,447       601,669
  Open options contracts written........     (377,000)      (753,075)     (753,387)
                                           ----------    -----------    ----------     ----------
     Net Realized and Unrealized Gains
       (Losses).........................    1,462,613      3,276,494     1,728,356        118,462
                                           ----------    -----------    ----------     ----------
CHANGE IN NET ASSETS RESULTING FROM
  OPERATIONS............................   $7,735,042    $12,147,120    $7,591,305     $1,116,435
                                           ==========    ===========    ==========     ==========

------------

(a) The Fund commenced operations on December 30, 1997.
(b) The Fund commenced operations on December 17, 1997.

                       See notes to financial statements.

 34   PAYDEN & RYGEL INVESTMENT GROUP

    TAX EXEMPT   BUNKER HILL    HIGH             VALUE      GROWTH
    BOND         MONEY MARKET   INCOME           STOCK      STOCK
    FUND           FUND(b)      FUND(a)         FUND(a)     Fund(a)
    ----------   ------------   -----------   -----------   ---------
    $3,006,259     $925,095     $ 3,735,234   $   147,390   $   7,280
                                                  135,300      22,306
    ----------     --------     -----------   -----------   ---------
    3,006,259       925,095       3,735,234       282,690      29,586
    ----------     --------     -----------   -----------   ---------
      210,770        25,057         156,900        85,126      15,281
       39,519        10,023          26,897         8,513       1,528
        9,525         5,484           6,950        11,203       5,980
       25,475        11,085          18,669         9,353       6,252
          844           253             832           666         465
       18,811        16,112          16,441        16,090      16,016
          565           196             943           187          26
        4,195           103             301           130          24
                        353             174         1,850       1,850
        6,752         1,480           5,679         1,422         260
       17,653        16,183          13,876        12,347       9,221
       18,377        30,804          65,588        25,407      16,514
       11,562         1,566           6,631         1,569         254
        9,881         1,114           1,260           570          42
                                    (53,085)      (38,723)     (9,469)
      (53,650)      (71,361)        (24,969)      (23,334)    (44,731)
    ----------     --------     -----------   -----------   ---------
      320,279        48,452         243,087       112,376      19,513
    ----------     --------     -----------   -----------   ---------
    2,685,980       876,643       3,492,147       170,314      10,073
    ----------     --------     -----------   -----------   ---------
      238,206                    (1,066,988)   (1,935,995)   (135,545)
     (253,247)                                 (1,253,165)     (4,385)
                                                 (124,971)    (16,508)
    1,180,852                    (4,898,378)   (2,633,742)   (225,690)
       19,375                                     441,913
    ----------     --------     -----------   -----------   ---------
    1,185,186            --      (5,965,366)   (5,505,960)   (382,128)
    ----------     --------     -----------   -----------   ---------
    $3,871,166     $876,643     $(2,473,219)  $(5,335,646)  $(372,055)
    ==========     ========     ===========   ===========   =========

                       See notes to financial statements.

                                                             ANNUAL REPORT    35

  STATEMENTS OF CHANGES IN NET ASSETS

                                                                     GLOBAL SHORT BOND
                                                                           FUND
                                                              -------------------------------
                                                               YEAR ENDED         YEAR ENDED
                                                               OCTOBER 31,       OCTOBER 31,
                                                                  1998               1997
                                                              -------------      ------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
Net investment income.......................................  $  11,869,557      $  6,262,905
Net realized gains (losses).................................      7,398,243         1,385,926
Change in net unrealized appreciation (depreciation)........      1,271,604         1,092,920
                                                              -------------      ------------
  Change in Net Assets Resulting from Operations............     20,539,404         8,741,751
                                                              -------------      ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income.......................................    (16,746,627)       (7,673,449)
In excess of net investment income..........................
Net realized gains from investments.........................
In excess of net realized gains from investments............
Return of capital...........................................
                                                              -------------      ------------
  Change in Net Assets from Distributions to Shareholders...    (16,746,627)       (7,673,449)
                                                              -------------      ------------
FROM CAPITAL TRANSACTIONS:
Proceeds from fund shares sold..............................    160,907,104       222,627,255
Reinvestment of distributions...............................     15,667,434         7,044,107
Cost of fund shares redeemed................................   (149,623,338)      (38,787,906)
                                                              -------------      ------------
  Change in Net Assets from Capital Transactions............     26,951,200       190,883,456
                                                              -------------      ------------
     Total Change in Net Assets.............................     30,743,977       191,951,758
NET ASSETS:
Beginning of period.........................................    220,865,173        28,913,415
                                                              -------------      ------------
End of period...............................................  $ 251,609,150      $220,865,173
                                                              =============      ============
Undistributed net investment income.........................  $   7,098,183      $     48,730
                                                              =============      ============
FUND SHARES OF BENEFICIAL INTEREST:
Outstanding shares at beginning of period...................     21,726,743         2,871,151
                                                              -------------      ------------
Shares sold.................................................     15,741,129        21,965,267
Shares issued in reinvestment of distributions..............      1,541,064           694,777
Shares redeemed.............................................    (14,596,273)       (3,804,452)
                                                              -------------      ------------
Change in shares outstanding................................      2,685,920        18,855,592
                                                              -------------      ------------
Outstanding shares at end of period.........................     24,412,663        21,726,743
                                                              =============      ============

------------
(a) The Fund commenced operations on December 30, 1997.

(b) The Fund commenced operations on December 17, 1997.

(c) The Fund commenced operations on June 27, 1997.

(d) The Fund commenced operations on December 9, 1996.

                       See notes to financial statements.

 36   PAYDEN & RYGEL INVESTMENT GROUP

          GLOBAL FIXED INCOME              GLOBAL BALANCED            INTERNATIONAL EQUITY
                 FUND                           FUND                          FUND
     -----------------------------   ---------------------------   ---------------------------
      YEAR ENDED      YEAR ENDED      YEAR ENDED    PERIOD ENDED    YEAR ENDED    PERIOD ENDED
      OCTOBER 31,     OCTOBER 31,    OCTOBER 31,    OCTOBER 31,    OCTOBER 31,    OCTOBER 31,
         1998            1997            1998         1997(d)          1998         1997(d)
     -------------   -------------   ------------   ------------   ------------   ------------
     $  26,635,762   $  34,212,828   $   287,728    $   284,055    $   288,104    $    82,538
        20,449,089      30,450,300       476,456        325,352     (1,121,281)      (262,004)
        11,221,797     (14,317,158)       94,972        394,682        673,486        457,795
     -------------   -------------   -----------    -----------    -----------    -----------
        58,306,648      50,345,970       859,156      1,004,089       (159,691)       278,329
     -------------   -------------   -----------    -----------    -----------    -----------
       (20,851,285)    (60,308,541)     (152,943)       (42,206)      (120,151)
                                        (490,802)      (106,756)
                                                                                       (5,580)
     -------------   -------------   -----------    -----------    -----------    -----------
       (20,851,285)    (60,308,541)     (643,745)      (148,962)      (120,151)        (5,580)
     -------------   -------------   -----------    -----------    -----------    -----------
       220,982,932      59,238,120     1,054,022     10,510,669     11,555,491     14,175,623
        17,044,782      26,681,751       630,824        131,260         98,213          3,938
      (286,477,747)   (191,477,656)   (5,134,779)    (1,184,686)    (7,453,929)       (49,421)
     -------------   -------------   -----------    -----------    -----------    -----------
       (48,450,033)   (105,557,785)   (3,449,933)     9,457,243      4,199,775     14,130,140
     -------------   -------------   -----------    -----------    -----------    -----------
       (10,994,670)   (115,520,356)   (3,234,522)    10,312,370      3,919,933     14,402,889
       535,644,222     651,164,578    10,312,370             --     14,402,889             --
     -------------   -------------   -----------    -----------    -----------    -----------
     $ 524,649,552   $ 535,644,222   $ 7,077,848    $10,312,370    $18,322,822    $14,402,889
     =============   =============   ===========    ===========    ===========    ===========
     $   1,450,438   $     299,249   $    15,312    $        --    $   168,644    $        --
     =============   =============   ===========    ===========    ===========    ===========
        52,744,225      62,918,935       955,640             --      1,339,997             --
     -------------   -------------   -----------    -----------    -----------    -----------
        20,993,302       5,735,467        97,127      1,049,707      1,008,157      1,344,022
         1,635,751       2,605,537        60,560         11,941          8,628            393
       (27,272,937)    (18,515,714)     (460,651)      (106,008)      (654,952)        (4,418)
     -------------   -------------   -----------    -----------    -----------    -----------
        (4,643,884)    (10,174,710)     (302,964)       955,640        361,833      1,339,997
     -------------   -------------   -----------    -----------    -----------    -----------
        48,100,341      52,744,225       652,676        955,640      1,701,830      1,339,997
     =============   =============   ===========    ===========    ===========    ===========

                       See notes to financial statements.

                                                             ANNUAL REPORT    37

                                              EUROPEAN GROWTH & INCOME           GROWTH & INCOME
                                                        FUND                          FUND
                                             ---------------------------   ---------------------------
                                              YEAR ENDED    PERIOD ENDED    YEAR ENDED     YEAR ENDED
                                             OCTOBER 31,    OCTOBER 31,    OCTOBER 31,    OCTOBER 31,
                                                 1998         1997(c)          1998           1997
                                             ------------   ------------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
Net investment income......................  $    755,076   $    51,631    $  3,487,455   $  1,260,571
Net realized gains (losses)................     1,129,914      (106,176)      5,750,473         13,164
Change in net unrealized appreciation
  (depreciation)...........................    (2,047,980)       (8,152)     18,949,308     13,559,898
                                             ------------   -----------    ------------   ------------
  Change in Net Assets Resulting from
     Operations............................      (162,990)      (62,697)     28,187,236     14,833,633
                                             ------------   -----------    ------------   ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income......................      (571,208)                   (3,884,882)      (860,076)
In excess of net investment income.........
Net realized gains from investments........       (30,729)                      (21,503)
In excess of net realized gains from
  investments..............................
Return of capital..........................
                                             ------------   -----------    ------------   ------------
  Change in Net Assets from Distributions
     to Shareholders.......................      (601,937)           --      (3,906,385)      (860,076)
                                             ------------   -----------    ------------   ------------
FROM CAPITAL TRANSACTIONS:
Proceeds from fund shares sold.............    35,828,900    14,157,125     126,514,631    145,410,059
Reinvestment of distributions..............       532,203                     3,669,635        543,287
Cost of fund shares redeemed...............    (9,675,876)     (486,056)    (54,856,053)    (8,983,038)
                                             ------------   -----------    ------------   ------------
  Change in Net Assets from Capital
     Transactions..........................    26,685,227    13,671,069      75,328,213    136,970,308
                                             ------------   -----------    ------------   ------------
     Total Change in Net Assets............    25,920,300    13,608,372      99,609,064    150,943,865
NET ASSETS:
Beginning of period........................    13,608,372            --     150,943,865             --
                                             ------------   -----------    ------------   ------------
End of period..............................  $ 39,528,672   $13,608,372    $250,552,929   $150,943,865
                                             ============   ===========    ============   ============
Undistributed net investment income........  $         --   $        --    $      3,068   $    400,495
                                             ============   ===========    ============   ============
FUND SHARES OF BENEFICIAL INTEREST:
Outstanding shares at beginning of
  period...................................     1,335,240            --      11,822,224             --
                                             ------------   -----------    ------------   ------------
Shares sold................................     2,924,624     1,382,337       9,096,249     12,473,647
Shares issued in reinvestment of
  distributions............................        46,180                       261,501         42,701
Shares redeemed............................      (858,182)      (47,097)     (3,845,331)      (694,124)
                                             ------------   -----------    ------------   ------------
Change in shares outstanding...............     2,112,622     1,335,240       5,512,419     11,822,224
                                             ------------   -----------    ------------   ------------
Outstanding shares at end of period........     3,447,862     1,335,240      17,334,643     11,822,224
                                             ============   ===========    ============   ============

------------
(a) The Fund commenced operations on December 30, 1997.

(b) The Fund commenced operations on December 17, 1997.

(c) The Fund commenced operations on June 27, 1997.

(d) The Fund commenced operations on December 9, 1996.

                       See notes to financial statements.

 38   PAYDEN & RYGEL INVESTMENT GROUP

       MARKET RETURN FUND          LIMITED MATURITY FUND             SHORT BOND FUND
    -------------------------   ----------------------------   ---------------------------
    YEAR ENDED    YEAR ENDED     YEAR ENDED      YEAR ENDED     YEAR ENDED     YEAR ENDED
    OCTOBER 31,   OCTOBER 31,    OCTOBER 31,    OCTOBER 31,    OCTOBER 31,    OCTOBER 31,
       1998          1997           1998            1997           1998           1997
    -----------   -----------   -------------   ------------   ------------   ------------
    $ 1,980,105   $   608,131   $   8,048,187   $  6,039,483   $  6,160,534   $  6,243,084
     (1,974,047)    2,693,130         (30,669)      (126,929)      (179,639)      (224,312)
      4,014,660      (675,782)        191,381         57,988        587,761       (425,436)
    -----------   -----------   -------------   ------------   ------------   ------------
      4,020,718     2,625,479       8,208,899      5,970,542      6,568,656      5,593,336
    -----------   -----------   -------------   ------------   ------------   ------------
     (1,919,021)     (605,389)     (7,957,063)    (5,948,776)    (6,063,434)    (6,017,570)
     (1,741,650)     (512,300)
    -----------   -----------   -------------   ------------   ------------   ------------
     (3,660,671)   (1,117,689)     (7,957,063)    (5,948,776)    (6,063,434)    (6,017,570)
    -----------   -----------   -------------   ------------   ------------   ------------
     29,587,439    13,368,335     204,353,480    184,443,501    284,120,843     34,031,446
      3,395,111     1,005,715       7,326,830      3,221,631      5,057,374      2,184,739
    (10,148,009)   (1,475,545)   (247,319,408)   (86,028,649)  (275,278,590)   (39,502,535)
    -----------   -----------   -------------   ------------   ------------   ------------
     22,834,541    12,898,505     (35,639,098)   101,636,483     13,899,627     (3,286,350)
    -----------   -----------   -------------   ------------   ------------   ------------
     23,194,588    14,406,295     (35,387,262)   101,658,249     14,404,849     (3,710,584)
     20,195,497     5,789,202     152,429,056     50,770,807     94,255,658     97,966,242
    -----------   -----------   -------------   ------------   ------------   ------------
    $43,390,085   $20,195,497   $ 117,041,794   $152,429,056   $108,660,507   $ 94,255,658
    ===========   ===========   =============   ============   ============   ============
    $    56,882   $     4,911   $     137,755   $     40,535   $      3,435   $     22,255
    ===========   ===========   =============   ============   ============   ============
      1,577,496       532,943      15,153,628      5,047,881      9,499,849      9,829,447
    -----------   -----------   -------------   ------------   ------------   ------------
      2,185,139     1,080,769      20,275,080     18,330,395     28,694,879      3,426,440
        267,883        83,247         728,544        320,424        511,364        220,346
       (769,864)     (119,463)    (24,548,786)    (8,545,072)   (27,778,432)    (3,976,384)
    -----------   -----------   -------------   ------------   ------------   ------------
      1,683,158     1,044,553      (3,545,162)    10,105,747      1,427,811       (329,598)
    -----------   -----------   -------------   ------------   ------------   ------------
      3,260,654     1,577,496      11,608,466     15,153,628     10,927,660      9,499,849
    ===========   ===========   =============   ============   ============   ============

                       See notes to financial statements.

                                                             ANNUAL REPORT    39

                                                                    U.S. GOVERNMENT FUND
                                                              --------------------------------
                                                               YEAR ENDED          YEAR ENDED
                                                              OCTOBER 31,         OCTOBER 31,
                                                                  1998                1997
                                                              ------------        ------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
Net investment income.......................................  $  3,302,046        $  1,167,183
Net realized gains (losses).................................       556,891             (19,304)
Change in net unrealized appreciation (depreciation)........       834,528             (45,018)
                                                              ------------        ------------
  Change in Net Assets Resulting from Operations............     4,693,465           1,102,861
                                                              ------------        ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income.......................................    (3,232,000)         (1,170,369)
In excess of net investment income..........................
Net realized gains from investments.........................
In excess of net realized gains from investments............
Return of capital...........................................
                                                              ------------        ------------
  Change in Net Assets from Distributions to Shareholders...    (3,232,000)         (1,170,369)
                                                              ------------        ------------
FROM CAPITAL TRANSACTIONS:
Proceeds from fund shares sold..............................    96,042,359          14,417,612
Reinvestment of distributions...............................     3,232,563             598,123
Cost of fund shares redeemed................................   (44,359,827)        (21,583,263)
                                                              ------------        ------------
  Change in Net Assets from Capital Transactions............    54,915,095          (6,567,528)
                                                              ------------        ------------
     Total Change in Net Assets.............................    56,376,560          (6,635,036)
NET ASSETS:
Beginning of period.........................................    15,478,606          22,113,642
                                                              ------------        ------------
End of period...............................................  $ 71,855,166        $ 15,478,606
                                                              ============        ============
Undistributed net investment income.........................  $     74,156        $      4,110
                                                              ============        ============
FUND SHARES OF BENEFICIAL INTEREST:
Outstanding shares at beginning of period...................     1,465,864           2,098,931
                                                              ------------        ------------
Shares sold.................................................     8,965,339           1,365,481
Shares issued in reinvestment of distributions..............       300,960              57,071
Shares redeemed.............................................    (4,139,912)         (2,055,619)
                                                              ------------        ------------
Change in shares outstanding................................     5,126,387            (633,067)
                                                              ------------        ------------
Outstanding shares at end of period.........................     6,592,251           1,465,864
                                                              ============        ============

------------

   (a) The Fund commenced operations on December 30, 1997.
   (b) The Fund commenced operations on December 17, 1997.
   (c) The Fund commenced operations on June 27, 1997.
   (d) The Fund commenced operations on December 9, 1996.

                       See notes to financial statements.

 40   PAYDEN & RYGEL INVESTMENT GROUP

                                    INVESTMENT QUALITY BOND
      INTERMEDIATE BOND FUND                 FUND                    TOTAL RETURN FUND
    ---------------------------   ---------------------------   ---------------------------
     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED    PERIOD ENDED
    OCTOBER 31,    OCTOBER 31,    OCTOBER 31,    OCTOBER 31,    OCTOBER 31,    OCTOBER 31,
        1998           1997           1998           1997           1998         1997(d)
    ------------   ------------   ------------   ------------   ------------   ------------
    $  6,272,429   $  3,228,723   $  8,870,626   $  3,291,395   $  5,862,949   $  2,213,316
       1,103,136        491,896      2,080,160        775,742      1,187,294        734,395
         359,477        795,460      1,196,334      1,082,257        541,062      1,003,707
    ------------   ------------   ------------   ------------   ------------   ------------
       7,735,042      4,516,079     12,147,120      5,149,394      7,591,305      3,951,418
    ------------   ------------   ------------   ------------   ------------   ------------
      (6,159,563)    (3,187,522)    (8,681,652)    (3,322,442)    (6,227,413)    (2,231,855)
                                                                  (1,352,736)
        (492,095)                     (524,754)                     (761,994)
    ------------   ------------   ------------   ------------   ------------   ------------
      (6,651,658)    (3,187,522)    (9,206,406)    (3,322,442)    (8,342,143)    (2,231,855)
    ------------   ------------   ------------   ------------   ------------   ------------
      62,696,052     66,036,447    110,019,942    105,924,171    120,792,928    100,529,378
       6,732,290      2,522,572      8,630,705      3,032,320      7,469,327      1,985,084
     (62,404,870)   (41,888,712)   (42,604,046)   (48,100,615)   (51,761,918)    (5,371,369)
    ------------   ------------   ------------   ------------   ------------   ------------
       7,023,472     26,670,307     76,046,601     60,855,876     76,500,337     97,143,093
    ------------   ------------   ------------   ------------   ------------   ------------
       8,106,856     27,998,864     78,987,315     62,682,828     75,749,499     98,862,656
      80,765,593     52,766,729     94,986,565     32,303,737     98,862,656             --
    ------------   ------------   ------------   ------------   ------------   ------------
    $ 88,872,449   $ 80,765,593   $173,973,880   $ 94,986,565   $174,612,155   $ 98,862,656
    ============   ============   ============   ============   ============   ============
    $    140,213   $     16,277   $    203,469   $     22,564   $         --   $    139,334
    ============   ============   ============   ============   ============   ============
       8,314,810      5,497,972      9,488,598      3,294,124      9,642,346             --
    ------------   ------------   ------------   ------------   ------------   ------------
       6,467,190      6,908,211     10,958,699     10,781,572     11,789,406      9,978,479
         693,980        262,392        859,385        308,738        730,690        195,644
      (6,403,623)    (4,353,765)    (4,195,450)    (4,895,836)    (5,097,227)      (531,777)
    ------------   ------------   ------------   ------------   ------------   ------------
         757,547      2,816,838      7,622,634      6,194,474      7,422,869      9,642,346
    ------------   ------------   ------------   ------------   ------------   ------------
       9,072,357      8,314,810     17,111,232      9,488,598     17,065,215      9,642,346
    ============   ============   ============   ============   ============   ============

                       See notes to financial statements.

                                                             ANNUAL REPORT    41


                                                               SHORT DURATION TAX EXEMPT FUND
                                                              --------------------------------
                                                               YEAR ENDED          YEAR ENDED
                                                              OCTOBER 31,         OCTOBER 31,
                                                                  1998                1997
                                                              ------------        ------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
Net investment income.......................................  $    997,973        $  1,331,922
Net realized gains (losses).................................       139,518              68,232
Change in net unrealized appreciation (depreciation)........       (21,056)            175,031
                                                              ------------        ------------
  Change in Net Assets Resulting from Operations............     1,116,435           1,575,185
                                                              ------------        ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income.......................................      (989,711)         (1,330,765)
In excess of net investment income..........................
Net realized gains from investments.........................       (24,982)
In excess of net realized gains from investments............
Return of capital...........................................
                                                              ------------        ------------
  Change in Net Assets from Distributions to Shareholders...    (1,014,693)         (1,330,765)
                                                              ------------        ------------
FROM CAPITAL TRANSACTIONS:
Proceeds from fund shares sold..............................     3,531,040          25,806,604
Reinvestment of distributions...............................       841,608           1,017,341
Cost of fund shares redeemed................................   (25,825,914)        (25,227,895)
                                                              ------------        ------------
  Change in Net Assets from Capital Transactions............   (21,453,266)          1,596,050
                                                              ------------        ------------
     Total Change in Net Assets.............................   (21,351,524)          1,840,470
NET ASSETS:
Beginning of period.........................................    38,176,099          36,335,629
                                                              ------------        ------------
End of period...............................................  $ 16,824,575        $ 38,176,099
                                                              ============        ============
Undistributed net investment income.........................  $     11,644        $      3,382
                                                              ============        ============
FUND SHARES OF BENEFICIAL INTEREST:
Outstanding shares at beginning of period...................     3,788,693           3,630,620
                                                              ------------        ------------
Shares sold.................................................       349,831           2,566,567
Shares issued in reinvestment of distributions..............        83,570             101,327
Shares redeemed.............................................    (2,557,153)         (2,509,821)
                                                              ------------        ------------
Change in shares outstanding................................    (2,123,752)            158,073
                                                              ------------        ------------
Outstanding shares at end of period.........................     1,664,941           3,788,693
                                                              ============        ============

------------

   (a) The Fund commenced operations on December 30, 1997.
   (b) The Fund commenced operations on December 17, 1997.
   (c) The Fund commenced operations on June 27, 1997.
   (d) The Fund commenced operations on December 9, 1996.

                       See notes to financial statements.

 42   PAYDEN & RYGEL INVESTMENT GROUP

                                  BUNKER HILL
                                     MONEY                                        GROWTH
                                     MARKET      HIGH INCOME    VALUE STOCK       STOCK
       TAX EXEMPT BOND FUND           FUND           FUND           FUND           FUND
    ---------------------------   ------------   ------------   ------------   ------------
     YEAR ENDED     YEAR ENDED    PERIOD ENDED   PERIOD ENDED   PERIOD ENDED   PERIOD ENDED
    OCTOBER 31,    OCTOBER 31,    OCTOBER 31,    OCTOBER 31,    OCTOBER 31,    OCTOBER 31,
        1998           1997         1998(b)        1998(a)        1998(a)        1998(a)
    ------------   ------------   ------------   ------------   ------------   ------------
    $  2,685,980   $  2,313,132   $   876,643    $ 3,492,147    $   170,314     $   10,073
         (15,041)       177,591                   (1,066,988)    (3,314,131)      (156,438)
       1,200,227      1,118,221                   (4,898,378)    (2,191,829)      (225,690)
    ------------   ------------   ------------   ------------   -----------     ----------
       3,871,166      3,608,944       876,643     (2,473,219)    (5,335,646)      (372,055)
    ------------   ------------   ------------   ------------   -----------     ----------
      (2,639,436)    (2,313,809)     (876,643)    (2,506,338)       (96,744)        (9,356)
    ------------   ------------   ------------   ------------   -----------     ----------
      (2,639,436)    (2,313,809)     (876,643)    (2,506,338)       (96,744)        (9,356)
    ------------   ------------   ------------   ------------   -----------     ----------
      28,997,082     17,559,290   122,840,129    108,306,167     29,506,755      3,411,739
       2,202,021      1,920,237       525,885      2,303,959         76,937          7,540
     (22,120,528)   (13,058,170)  (96,910,814)   (13,961,759)      (607,386)      (653,574)
    ------------   ------------   ------------   ------------   -----------     ----------
       9,078,575      6,421,357    26,455,200     96,648,367     28,976,306      2,765,705
    ------------   ------------   ------------   ------------   -----------     ----------
      10,310,305      7,716,492    26,455,200     91,668,810     23,543,916      2,384,294
      57,578,595     49,862,103            --             --             --             --
    ------------   ------------   ------------   ------------   -----------     ----------
    $ 67,888,900   $ 57,578,595   $26,455,200    $91,668,810    $23,543,916     $2,384,294
    ============   ============   ============   ============   ===========     ==========
    $     52,102   $      5,558            --    $   985,809    $    73,570     $      717
    ============   ============   ============   ============   ===========     ==========
       5,932,070      5,266,366            --             --             --             --
    ------------   ------------   ------------   ------------   -----------     ----------
       2,944,498      1,829,792   122,840,129     10,586,004      2,597,818        339,066
         224,591        200,726       525,885        229,780          6,925            726
      (2,257,295)    (1,364,814)  (96,910,814)    (1,433,345)       (68,058)       (78,131)
    ------------   ------------   ------------   ------------   -----------     ----------
         911,794        665,704    26,455,200      9,382,439      2,536,685        261,661
    ------------   ------------   ------------   ------------   -----------     ----------
       6,843,864      5,932,070    26,455,200      9,382,439      2,536,685        261,661
    ============   ============   ============   ============   ===========     ==========

                       See notes to financial statements.

                                                             ANNUAL REPORT    43

GLOBAL SHORT BOND FUND
  SCHEDULE OF PORTFOLIO INVESTMENTS
October 31, 1998

 PRINCIPAL
 OR SHARES       SECURITY DESCRIPTION      VALUE (000)
-----------  ----------------------------  -----------
AUSTRALIA (AUSTRALIAN DOLLAR) (4.2%)
  5,800,000  FNMA Global Bond,
             5.75%, 9/5/00                 $  3,665.5
  9,700,000  Western Australia Treasury
             Corp,
             8.00%, 7/15/03                   6,796.6
                                           ----------
             AUSTRALIA (COST - $10,882.2)    10,462.1
DENMARK (DANISH KRONE) (9.5%)
137,800,000  Denmark - Bullet,
             9.00%, 11/15/00                 23,941.1
                                           ----------
             DENMARK (COST - $23,557.1)      23,941.1
GERMANY (GERMAN MARK) (36.2%)
 15,300,000  Bundesobligation - 122,
             4.50%, 2/22/02                   9,487.3
 56,000,000  Bundesobligation - 123,
             4.50%, 5/17/02                  34,795.8
  8,700,000  Dresdner Bank,
             6.50%, 5/22/00                   5,469.4
 15,400,000  German Government Bond,
             7.13%, 12/20/02                 10,504.4
 18,500,000  European Community Note,
             6.50%, 3/10/00                  11,611.2
  5,600,000  European International Bank,
             4.50%, 2/15/03                   3,490.8
  4,100,000  IBRD - Eurodem,
             7.25%, 10/13/99                  2,561.2
 10,000,000  KFW International Finance,
             7.50%, 1/24/00                   6,319.1
 11,000,000  LKB Bad - Wurt Finance,
             6.00%, 5/10/99                   6,718.0
                                           ----------
             GERMANY (COST - $86,781.7)      90,957.2
GREAT BRITAIN (BRITISH POUND) (9.8%)
 12,200,000  United Kingdom Treasury,
             10.00%, 9/8/03                  24,683.7
                                           ----------
             GREAT BRITAIN
             (COST - $25,071.8)              24,683.7
NEW ZEALAND
  (NEW ZEALAND DOLLAR) (4.6%)
 19,600,000  New Zealand Government Bond,
             8.00%, 4/15/04                  11,667.6
                                           ----------
             NEW ZEALAND
             (COST - $10,804.5)              11,667.6
SWEDEN (SWEDISH KRONA) (4.7%)
 85,000,000  Swedish Government Bond,
             10.25%, 5/5/00                  11,839.3
                                           ----------
             SWEDEN (COST - $12,037.7)       11,839.3

 PRINCIPAL
 OR SHARES       SECURITY DESCRIPTION      VALUE (000)
-----------  ----------------------------  -----------
UNITED STATES
  (UNITED STATES DOLLAR) (27.8%)
 23,500,000  FHLB, 5.63%, 3/19/01          $ 24,019.8
  6,000,000  U.S. Treasury Notes,
             5.63%, 11/30/00                  6,153.7
  8,570,000  U.S. Treasury Notes,
             6.00%, 8/15/99                   8,673.4
  9,000,000  U.S. Treasury Notes,
             6.63%, 7/31/01                   9,528.3
 11,600,000  U.S. Treasury Notes,
             7.25%, 5/15/04                  13,170.4
  8,200,000  U.S. Treasury Notes,
             7.75%, 1/31/00(a)                8,542.4
                                           ----------
             UNITED STATES
             (COST - $69,544.7)              70,088.0
INVESTMENT COMPANIES (1.5%)
  3,790,168  Dreyfus Treasury Cash
             Management Fund
             (Cost - $3,790.2)                3,790.2
                                           ----------
TOTAL (COST - $242,469.9)(b) (98.3%)       $247,429.2
                                           ==========

Percentages indicated are based on net assets of $251,609,150.

(a) All or a portion of the security is held by the custodian in a segregated account.

(b) For federal income tax purposes, cost is $243,240.2, and unrealized appreciation (depreciation) of securities is as follows:

             Unrealized appreciation          $ 5,652,312
             Unrealized depreciation           (1,463,355)
                                              -----------
             Net unrealized appreciation      $ 4,188,957
                                              ===========

FORWARD CURRENCY CONTRACTS

                                                                 UNREALIZED
DELIVERY                              CONTRACT    CONTRACT      APPRECIATION
  DATE             CURRENCY            PRICE        VALUE      (DEPRECIATION)
--------  --------------------------  --------   -----------   --------------
ASSETS:
01/20/99  Australian Dollar (sell)    0.63670    $10,632,890    $   232,776
11/12/98  British Pound (sell)        1.70280     19,752,480        343,515
11/12/98  British Pound (sell)        1.70200      5,446,400         92,203
12/01/98  Danish Krone (sell)         6.27350      5,579,023         15,298
12/10/98  German Deutschemark (sell)  1.64400     23,783,455        123,180
01/11/99  Swedish Krona (sell)        7.78030     12,107,502         20,760
                                                 -----------    -----------
                                                 $77,301,750    $   827,732
                                                 ===========    ===========
LIABILITIES:
12/01/98  Danish Krone (sell)         6.37330    $19,769,978    $  (259,431)
12/10/98  German Deutschemark (sell)  1.72501     67,361,928     (2,953,262)
01/28/99  New Zealand Dollar (sell)   0.51831     11,299,158       (251,572)
                                                 -----------    -----------
                                                 $98,431,064    $(3,464,265)
                                                 ===========    ===========

                       See notes to financial statements.

 44   PAYDEN & RYGEL INVESTMENT GROUP

GLOBAL FIXED INCOME FUND
  SCHEDULE OF PORTFOLIO INVESTMENTS
October 31, 1998

  PRINCIPAL
  OR SHARES       SECURITY DESCRIPTION     VALUE (000)
-------------  --------------------------  -----------
DENMARK (DANISH KRONE) (2.9%)
   94,800,000  Danish Government Bond,
               4.00%, 2/15/01              $ 15,014.2
                                           ----------
               DENMARK (COST - $14,081.9)    15,014.2

GERMANY (GERMAN MARK) (28.2%)
   22,700,000  Bundesobligation #124,
               4.50%, 8/19/02                14,128.1
   20,000,000  BW L Finance Bond, 5.25%,
               5/15/01                       12,544.5
   30,000,000  German Government Bond
               5.63%, 1/4/28                 19,260.2
   58,500,000  German Government Bond,
               6.00%, 1/4/07                 39,482.8
   83,000,000  German Government Bond,
               6.00%, 7/4/07                 56,489.5
   10,000,000  KFW, 5.00%, 1/4/09             6,287.9
                                           ----------
               GERMANY (COST -$148,313.5)   148,193.0

GREAT BRITAIN (BRITISH POUND) (16.6%)
   16,300,000  FNMA GBP, 6.88%, 6/7/02       28,365.3
   30,300,000  UK Gilt, 7.25%, 12/7/07       58,928.5
                                           ----------
               GREAT BRITAIN (COST -
               $83,136.1)                    87,293.8

GREECE (GREEK DRACHMA) (2.1%)
3,000,000,000  Hellenic Republic, 8.80%,
               6/19/07                       11,071.8
                                           ----------
               GREECE (COST - $10,834.2)     11,071.8

NEW ZEALAND
  (NEW ZEALAND DOLLAR) (6.0%)
   50,900,000  New Zealand Government
               Bond, 8.00%, 11/15/06         31,438.9
                                           ----------
               NEW ZEALAND (COST -
               $28,505.4)                    31,438.9

SWEDEN (SWEDISH KRONA) (3.1%)
  114,000,000  Swedish Government Bond,
               6.50%, 10/25/06               16,434.5
                                           ----------
               SWEDEN (COST - $15,161.8)     16,434.5

UNITED STATES
  (UNITED STATES DOLLAR) (49.2%)
   12,550,000  Caterpiller Financial,
               6.74%, 4/5/00                 12,863.8
    1,000,000  FHLB Discount Note               993.8
   32,580,000  FNMA, 6.00%, 5/15/08 (a)      34,544.2
    7,500,000  John Deer Capital Corp.,
               6.35%, 3/15/01                 7,678.1

  PRINCIPAL
  OR SHARES       SECURITY DESCRIPTION     VALUE (000)
-------------  --------------------------  -----------
    6,600,000  John Deer Capital Corp.,
               6.39%, 9/18/00              $  6,740.3
    5,000,000  Paccar Financial, 6.39%,
               6/15/00                        5,112.5
   43,200,000  U.S. Treasury Bonds,
               6.25%, 8/15/23 (a)            48,343.8
   12,000,000  U.S. Treasury Notes,
               5.75%, 11/15/00 (a)           12,335.4
   10,800,000  U.S. Treasury Notes,
               6.00%, 2/15/26 (a)            11,793.5
   21,600,000  U.S. Treasury Notes,
               6.38%, 5/15/00 (a)            22,258.6
   39,800,000  U.S. Treasury Notes,
               7.25%, 5/15/04 (a)            45,188.1
   18,000,000  U.S. Treasury Notes,
               7.25%, 8/15/04                20,503.3
   27,200,000  U.S. Treasury Notes,
               7.88%, 8/15/01 (a)            29,671.9
                                           ----------
               UNITED STATES (COST -
               $247,147.3)                  258,027.3
INVESTMENT COMPANIES (0.3%)
    1,370,060  Dreyfus Treasury Cash
               Management Fund
               (Cost - $1,370.1)              1,370.1
                                           ----------
TOTAL (COST - $548,550.3)(B) (108.4%)      $568,843.6
                                           ----------
                                           ----------

Percentages indicated are based on net assets of $524,649,552.

(a) All or a portion of the security is held by the custodian in a segregated account.

At October 31, 1998, the Fund's open futures contracts were as follows:

                                                           UNREALIZED
                             EXPIRATION     CURRENT       APPRECIATION
 #       CONTRACT TYPE          DATE      MARKET VALUE   (DEPRECIATION)
---  ----------------------  ----------   ------------   --------------
397  10 Year Treasury
      Futures                  Dec. 98    $47,788,875       $  4,265
 28  Japanese Bond Futures     Dec. 98     33,328,412        552,430
                                                            --------
                                                            $556,695
                                                            --------
                                                            --------

(b) For federal income tax purposes, cost is $556,538.7, and unrealized appreciation (depreciation) of securities is as follows:

            Unrealized appreciation        $16,110,187
            Unrealized depreciation         (3,805,217)
                                           -----------
            Net unrealized appreciation    $12,304,970
                                           -----------
                                           -----------

                                                             ANNUAL REPORT    45

GLOBAL FIXED INCOME FUND
  SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
October 31, 1998

FORWARD CURRENCY CONTRACTS

                                                              UNREALIZED
DELIVERY                          CONTRACT     CONTRACT      APPRECIATION
  DATE           CURRENCY          PRICE        VALUE       (DEPRECIATION)
--------   --------------------  ----------  ------------   --------------
ASSETS:
11/12/98   British Pound (sell)      1.7028  $ 29,117,880    $   506,388
11/05/98   German Mark (sell)        1.6555    17,845,340          4,850
01/22/99   Greek Drachma (sell)    285.1500    10,520,779          4,610
01/11/99   Swedish Krona (sell)      7.7803    15,911,983         27,283
                                             ------------    -----------
                                             $ 73,395,982    $   543,131
                                             ------------    -----------
                                             ------------    -----------
LIABILITIES:
11/12/98   British Pound (sell)      1.6235  $ 49,516,750    $(1,515,443)
11/12/98   British Pound (sell)      1.6142     5,488,110       (200,725)
12/10/98   Danish Krone (sell)       6.5727    14,119,007       (636,505)
12/10/98   Danish Krone (sell)       6.4240       202,366         (4,338)
12/10/98   German Mark (sell)        1.7250   128,463,023     (5,632,037)
12/10/98   German Mark (sell)        1.6849     6,172,546       (120,724)
12/10/98   German Mark (sell)        1.6801     6,190,292       (102,978)
12/10/98   German Mark (sell)        1.6730     5,080,693        (62,845)
11/30/98   Japanese Yen (sell)     118.3000    26,030,431       (520,927)
01/28/99   New Zealand                          6,568,125        (55,000)
           Dollars (sell)            0.5255     6,532,750        (90,375)
01/28/99   New Zealand
           Dollars (sell)            0.5226     6,584,375        (38,750)
01/28/99   New Zealand
           Dollars (sell)            0.5268  ------------    -----------
                                             $260,948,468    $(8,980,647)
                                             ------------    -----------
                                             ------------    -----------

                       See notes to financial statements.

 46   PAYDEN & RYGEL INVESTMENT GROUP

GLOBAL BALANCED FUND
  SCHEDULE OF PORTFOLIO INVESTMENTS
October 31, 1998

 PRINCIPAL
 OR SHARES       SECURITY DESCRIPTION      VALUE (000)
-----------   ---------------------------  -----------
COMMON STOCKS (50.1%)
BASIC MATERIALS (0.8%)
        110   Clariant AG                   $   56.9

BUILDING & CONSTRUCTION (2.4%)
      4,200   CRH PLC                           54.9

        600   Lafarge                           61.3

        310   Suez Lyonnaise Des Eaux           55.5
                                           ---------
              BUILDING & CONSTRUCTION          171.7
CONSUMER CYCLICALS (7.9%)
        620   Daimler-Benz AG Designs           48.1

      5,000   Dixons Group PLC                  53.4

      3,500   Granada Group PLC                 53.3

      2,800   Home Depot Inc.(b)               121.8

         33   Ines                               0.2

        740   Metro AG                          45.6

         30   Novartis                          54.1

        300   PSA Peugeot Citroen               50.1

        215   Toppan Printing Corp. LTD          2.2

         30   Toyota Motor Corp.                 0.7

      1,900   Wal-Mart Stores, Inc.(b)         131.1
                                           ---------
              CONSUMER CYCLICALS               560.6
CONSUMER STAPLES (3.2%)
      1,472   General Electric Company(b)      128.8

      1,600   Tyco International LTD            99.1
                                           ---------
              CONSUMER STAPLES                 227.9
DIVERSIFIED OPERATIONS (2.3%)
        570   Mannesmann AG                     56.1

        100   Sulzer AG                         57.6

        900   Veba                              50.3
                                           ---------
              DIVERSIFIED OPERATIONS           164.0
ENERGY (3.9%)
      3,400   British Petroleum Company
              PLC                               49.9
        450   Elf Aquitaine                     52.1

      2,250   Endesa S.A.                       56.6

        986   Exxon Corp.(b)                    70.3

      1,040   Royal Dutch Petroleum             50.2
                                           ---------
              ENERGY                           279.1
FINANCIALS (10.8%)
        150   Allianz AG                        51.5

      3,500   Allied Irish Banks PLC            44.9

      1,600   Assicurazioni Generali            57.3

      8,600   Banca Commerciale Italiana        53.2

      6,308   Banco Galicia Y Bueno -
              Sponsored ADR(b)                 107.6

      5,400   Bank of Scotland                  58.7

      1,000   Banque Nationale De Paris         63.3

        700   Bayerische Hypo-und-
              Vereinsbank                       55.6

        500   Capital One Financial Corp.       50.9

      9,500   Unicredito Italiano SpA           51.0

        920   Fortis Amev NV                    59.8

 PRINCIPAL
 OR SHARES       SECURITY DESCRIPTION      VALUE (000)
-----------   ---------------------------  -----------
      4,600   Lloyds TSB Group PLC          $   56.9

         25   Schweizerische
              Rueckversicherungs-Gesellschaft   55.7
                                           ---------
              FINANCIALS                       766.4
FOOD & BEVERAGE (4.5%)
      5,000   Associated British Foods
              PLC                               46.9

      4,000   Cadbury Schweppes PLC             61.3

        600   Henkel KGaA                       51.3

      1,050   Heineken NV                       55.9

         25   Nestle                            53.2

      5,320   Sainsbury (J) PLC                 47.0
                                           ---------
              FOOD & BEVERAGE                  315.6
HEALTH CARE (4.4%)
      1,206   Bristol-Myers Squibb
              Company(b)                       133.3

      1,740   Glaxo Wellcome PLC                54.0

        110   L'Oreal                           62.9

      4,700   Smithkline Beecham PLC            58.8
                                           ---------
              HEALTH CARE                      309.0
TECHNOLOGY (3.0%)
         77   Fuji Photo Film                    2.8

      1,200   Getronics                         49.8

         59   Murata Manufacturing Corp.
              LTD                                2.0

        110   SAP AG                            53.6

      2,100   Tandy Corp.                      104.1
                                           ---------
              TECHNOLOGY                       212.3
TELECOMMUNICATIONS (6.1%)
        500   Alcatel Alsthom                   55.7

      4,500   Cable & Wireless PLC              50.5

      1,700   Deutsche Tele                     46.3

      1,100   MediaOne Group Inc(a)             46.5

        109   Nippon Comsys Corp.                1.4

        635   Nokia Oyj                         57.8

      8,800   Telecom Italia Mobile             51.1

      1,400   Telefonica S.A.                   63.1

      4,500   Vodafone                          60.3
                                           ---------
              TELECOMMUNICATIONS               432.7
TRANSPORTATION (0.7%)
      2,200   Deutsche Lufthansa                47.8

TOTAL COMMON STOCKS (COST - $3,159.8)        3,544.0
                                           ---------
BONDS AND NOTES (38.2%)
GERMANY (GERMAN MARK) (8.4%)
    300,000   Bundesobligation #114,
              6.50%, 3/15/00(b)                188.5
    600,000   German Government Bond,
              6.00%, 7/4/07                    408.4
                                           ---------
              GERMANY                          596.9

                                                             ANNUAL REPORT    47

GLOBAL BALANCED FUND
  SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
October 31, 1998

 PRINCIPAL
 OR SHARES       SECURITY DESCRIPTION      VALUE (000)
-----------   ---------------------------  -----------
GREAT BRITAIN (BRITISH POUND) (5.5%)
    200,000   UK Gilt, 7.25%, 12/7/07(b)    $  389.0

NEW ZEALAND (DOLLAR) (3.5%)
    400,000   New Zealand Government
              Bond, 8.00%, 11/15/06(b)         247.1
SWEDEN (SWEDISH KRONA) (3.0%)
  1,500,000   Swedish Government Bond,
              10.25%, 5/5/00                   208.9
UNITED STATES
    (UNITED STATES DOLLAR) (17.8%)
    150,000   U.S. Treasury Bonds, 6.25%,
              8/15/23(b)                       167.9
    700,000   U.S. Treasury Notes, 5.75%,
              10/31/02(b)                      734.0
    130,000   U.S. Treasury Notes, 6.38%,
              5/15/00(b)                       134.0
    200,000   U.S. Treasury Notes, 6.50%,
              10/15/06(b)                      224.4
                                           ---------
              UNITED STATES                  1,260.3
                                           ---------
TOTAL BONDS AND NOTES (COST - $2,549.4)
                                             2,702.2
                                           ---------
INVESTMENT COMPANIES (17.3%)
  1,227,862   Dreyfus Treasury Cash
              Management Fund (Cost -        1,227.9
               $1,227.9)
                                           ---------
TOTAL (COST - $6,937.1)(c) (105.6%)
                                            $7,474.1
                                           ---------
                                           ---------

Percentages indicated are based on net assets of $7,077,848.

Distribution of investments by country of issue, as a percentage of total value of investment securities, as follows:

             United States                      46.6%
             Ireland                             1.3%
             Japan                               0.1%
             Spain                               1.6%
             Great Britain                      13.9%
             France                              5.4%
             Germany                            14.8%
             Sweden                              2.8%
             Italy                               2.8%
             Switzerland                         3.7%
             New Zealand                         3.3%
             Netherlands                         2.9%
             Finland                             0.8%
                                              -------
                                               100.0%

At October 31, 1998, the Fund's open futures contracts were as follows:

                                                      UNREALIZED
                        EXPIRATION     CURRENT       APPRECIATION
NO.    CONTRACT TYPE       DATE      MARKET VALUE   (DEPRECIATION)
---   ----------------  ----------   ------------   --------------
2     Russell 2000        Dec-98      $  381,000      $   37,600
4     S&P 500             Dec-98       1,105,200          (2,500)
2     Nikkei 225          Dec-98         228,362          (9,955)
1     ASX All
        Ordinaries
        Index             Dec-98          41,610           1,970
2     MSCI Taiwan         Nov-98          56,212           4,573
                                      ----------      ----------
                                                      $   31,688

(a) Non-income producing security.

(b) All or a portion of the security is held by the custodian in a segregated account.

(c) For federal income tax purposes, cost is $7,003.1, and unrealized appreciation (depreciation) of securities is as follows:

             Unrealized appreciation       $ 576,420
             Unrealized depreciation        (105,382)
                                           ---------
             Net unrealized                $ 471,038
             appreciation
                                           ---------
                                           ---------

FORWARD CURRENCY CONTRACTS

                                                      UNREALIZED
DELIVERY                     CONTRACT    CONTRACT    APPRECIATION
  DATE        CURRENCY         PRICE      VALUE     (DEPRECIATION)
--------  -----------------  ---------  ----------  --------------
ASSETS:

LIABILITIES:
11/04/98  British Pound
          (buy)                1.68220  $  154,747     $   (718)
11/02/98  Dutch Guilder
          (buy)                1.85430      48,008         (334)
11/30/98  French Franc
          (buy)                5.50400     101,179         (947)
11/04/98  Italian Lira
          (buy)              1,626.350      48,897         (348)
11/30/98  Japanese Yen
          (sell)              118.3000     211,327       (4,229)
12/22/98  Japanese Yen
          (sell)              130.9700     534,474      (71,498)
01/28/99  New Zealand
          Dollar (sell)        0.52680      52,680         (310)
01/28/99  New Zealand
          Dollar (sell)        0.52545      52,545         (440)
01/28/99  New Zealand
          Dollar (sell)        0.52262      52,262         (723)
11/04/98  Singapore
          Dollar (sell)        1.63750      14,310          (88)
11/02/98  Swiss Franc (buy)    1.33400      54,511         (793)
                                        ----------     --------
                                        $1,324,940     $(80,428)
                                        ==========     ========

                       See notes to financial statements.

 48   PAYDEN & RYGEL INVESTMENT GROUP

INTERNATIONAL EQUITY FUND
  SCHEDULE OF PORTFOLIO INVESTMENTS
October 31, 1998

PRINCIPAL
OR SHARES       SECURITY DESCRIPTION       VALUE (000)
---------  ------------------------------  -----------
COMMON STOCKS (74.2%)
BASIC MATERIALS (1.2%)
      430  Clariant AG                      $   222.4
BUILDING & CONSTRUCTION (3.9%)
   19,500  CRH PLC                              255.1
    2,450  Lafarge                              250.5
    1,150  Suez Lyonnaise Des Eaux              205.9
                                            ---------
           BUILDING & CONSTRUCTION              711.5
CONSUMER CYCLICALS (7.9%)
    2,750  Daimler - Benz Ag Designs            213.4
   23,500  Dixons Group PLC                     251.1
   18,000  Granada Group PLC                    274.1
      400  Honda Motor Co. Ltd.                  12.0
      267  Ines                                   1.9
    3,650  Metro AG                             224.8
      124  Novartis                             223.5
    1,450  PSA Peugeot Citroen                  241.9
      685  Toppan Printing Corp. Ltd.             7.0
      170  Toyota Motor                           4.1
                                            ---------
           CONSUMER CYCLICALS                 1,453.8
DIVERSIFIED OPERATIONS (3.8%)
    2,200  Mannesmann AG                        216.6
      400  Sulzer AG                            230.5
    4,450  Veba                                 248.6
                                            ---------
           DIVERSIFIED OPERATIONS               695.7
ENERGY (10.2%)
   23,500  British Energy PLC                   229.8
   16,800  British Petroleum Co. PLC            246.7
    2,050  Elf Aquitaine                        237.2
    8,600  Endesa S.A.                          216.4
   39,100  Eni Spa                              232.7
   14,300  Iberdrola S.A.                       230.6
    4,600  Repsol SA                            230.5
    5,100  Royal Dutch Petroleum                246.4
                                            ---------
           ENERGY                             1,870.3
FINANCIALS (18.6%)
   19,600  Alleanza Assicurazioni               241.7
      640  Allianz AG                           219.5
   18,300  Allied Irish Banks PLC               235.0
    6,000  Assicurazioni Generali               215.0
   37,500  Banca Commerciale Italiana           231.9
   23,500  Bank of Scotland                     255.4
    3,567  Banque Nationale De Paris            225.9
    3,250  Bayerische
           Hypo-und-Vereinsbank                 258.1
   48,600  Unicredito Italiano SpA              261.1
    3,600  Fortis Amev NV                       233.9
   18,000  Lloyds TSB Group PLC                 222.7
   17,200  Royal Bank of Scotland Group
           PLC                                  228.1
       95  Schweizerische
           Rueckversicherungs-
           Gesellschaft                         211.6
      620  Zurich Allied AG                     376.9
                                            ---------
           FINANCIALS                         3,416.8

PRINCIPAL
OR SHARES       SECURITY DESCRIPTION       VALUE (000)
---------  ------------------------------  -----------
FOOD & BEVERAGE (8.0%)
   23,800  Associated British Foods PLC     $   223.2
   18,000  Cadbury Schweppes PLC                275.8
    4,800  Heineken NV                          255.8
    2,600  Henkel KGaA                          222.2
      120  Nestle                               255.3
   25,800  Sainsbury(J)PLC                      228.1
                                            ---------
           FOOD & BEVERAGE                    1,460.4
HEALTH CARE (6.1%)
    6,600  Glaxo Wellcome PLC                   204.8
      420  L'Oreal                              240.0
       20  Roche Holding                        233.4
    1,350  Sanofi SA                            211.4
   18,000  Smithkline Beecham PLC               225.1
                                            ---------
           HEALTH CARE                        1,114.7
TECHNOLOGY (3.2%)
      323  Fuji Photo Film                       11.8
    5,600  Getronics                            232.4
      441  Murata Manufacturing Corp.
           Ltd.                                  14.9
      900  Rohm Company                          79.6
      505  SAP AG                               246.1
                                            ---------
           TECHNOLOGY                           584.8
TELECOMMUNICATIONS (10.1%)
    2,200  Alcatel Alsthom                      245.1
   20,400  Cable & Wireless PLC                 228.8
    8,600  Deutsche Tele                        234.3
    3,300  France Telecom                       230.2
      391  Nippon Comsys Corp.                    5.1
    2,500  Nokia Oyj                            227.6
   34,000  Telecom Italia Mobile                197.5
    5,500  Telefonica S.A.                      247.9
   17,100  Vodafone                             229.1
                                            ---------
           TELECOMMUNICATIONS                 1,845.6
TRANSPORTATION (1.2%)
   10,300  Deutsche Lufthansa                   223.9
   TOTAL COMMON STOCKS (COST - $12,440.1)    13,599.9
                                            ---------
UNITED STATES
  (UNITED STATES DOLLAR) (16.3%)
1,000,000  FHLMC Discount Note(a)               994.6
2,000,000  FHLMC Discount Note(a)             1,989.7
                                            ---------
           UNITED STATES (COST -$2,984.3)     2,984.3
INVESTMENT COMPANIES (13.7%)
2,512,475  Dreyfus Treasury Cash
           Management Fund
           (Cost - $2,512.5)                  2,512.5
                                            ---------
TOTAL (COST - $17,936.9)(b) (104.2%)        $19,096.7
                                            =========

                                                             ANNUAL REPORT    49

INTERNATIONAL EQUITY FUND
  SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
October 31, 1998

Percentages indicated are based on net assets of $18,322,822.

Distribution of investments by country of issue, as a percentage of total value of investment securities, as follows:

             United States                  28.8%
             Great Britain                  17.4%
             Germany                        12.1%
             France                         10.9%
             Switzerland                     9.2%
             Italy                           7.2%
             Netherlands                     5.1%
             Spain                           4.9%
             Ireland                         2.6%
             Finland                         1.1%
             Japan                           0.7%
                                           ------
                                           100.0%

At October 31, 1998, the Fund's open futures contracts were as follows:

                                       CURRENT      UNREALIZED
                         EXPIRATION     MARKET     APPRECIATION
NO.    CONTRACT TYPE        DATE        VALUE     (DEPRECIATION)
---  ------------------  ----------   ----------  --------------
 12  December Nikkei
       225 Futures         Dec-98     $1,395,708  $(59,727)
  9  December ASX All
       Ordinaries Index    Dec-98        975,240    17,654
       Futures
 20  November MSCI
       Taiwan Futures      Nov-98        562,400    11,517
                                                     --------
                                                  $ (30,556)
                                                     --------

(a) All or a portion of the security is held by the custodian in a segregated account.

(b) For federal income tax purposes, cost is $18,039.9 and unrealized appreciation (depreciation) of securities, is as follows:

  Unrealized appreciation    $1,202,232
  Unrealized depreciation      (145,375)
                             ----------
  Net unrealized
    appreciation             $1,056,857
                             ==========

FORWARD CURRENCY CONTRACTS

                                                            UNREALIZED
DELIVERY                          CONTRACT    CONTRACT     APPRECIATION
  DATE           CURRENCY          PRICE       VALUE      (DEPRECIATION)
--------  ----------------------  --------   ----------   --------------
ASSETS:
11/02/98  Swiss Franc (sell)       1.3340       295,961      $ 4,307
                                                             =======

LIABILITIES:
11/04/98  British Pound (buy)      1.6822    $  498,467      $(2,311)
11/02/98  Dutch Guilder (buy)      1.8543       136,089         (947)
11/30/98  French Franc (buy)       5.5040       126,770       (1,187)
11/04/98  Italian Lira (buy)      1,626.35      117,611         (837)
11/04/98  Singapore Dollar (buy)   1.6375        80,136         (492)
11/03/98  Spanish Peseta (buy)     139.80        39,819         (367)
11/02/98  Swiss Franc (buy)        1.3340       257,404       (3,746)
                                             ----------      -------
                                             $1,256,296      $(9,887)
                                             ==========      =======

                       See notes to financial statements.

 50   PAYDEN & RYGEL INVESTMENT GROUP

EUROPEAN GROWTH & INCOME FUND
  SCHEDULE OF PORTFOLIO INVESTMENTS
October 31, 1998

PRINCIPAL
   OR
 SHARES         SECURITY DESCRIPTION       VALUE (000)
---------  ------------------------------  -----------
COMMON STOCKS (96.6%)
BASIC MATERIALS (11.4%)
    4,363  Akzo Nobel NV                    $   169.6
   24,883  BASF                               1,054.9
   23,973  Bayer Ag                             974.3
   26,951  Imperial Chemical Inds. PLC          242.1
    2,209  Preussag                             815.1
    3,948  Thyssen                              710.5
   45,762  Usinor                               523.0
                                            ---------
           BASIC MATERIALS                    4,489.5
BUILDING & CONSTRUCTION (15.1%)
   16,150  Bilfinger & Berger                   321.8
    1,510  Bouygues                             304.7
    2,039  Dyckerhoff                           628.0
      719  Dyckerhoff AG                        212.8
    2,717  Hochtief AG                           99.3
   48,942  Hollandsche Beton Groep              660.5
   21,915  Koninklijke Hoogovens                664.3
   31,217  Koninklijke Pakhoed                  769.0
   12,161  Lafarge                            1,243.2
    2,842  St. Gobain Compaignie                420.5
   26,546  Stork N.V.                           662.5
                                            ---------
           BUILDING & CONSTRUCTION            5,986.6
CONSUMER CYCLICALS (12.1%)
      681  Accor S.A.                           143.0
    1,726  Buhrmann N.V.                         31.0
    1,372  Canal Plus                           332.9
    6,605  Casino Guichard                      657.4
      587  Casino Guichard Perrach-PFD           35.9
    8,884  Douglas Holdings(a)                  509.7
   67,742  Elsevier NV                          954.1
   21,916  Great Universal Stores PLC           235.6
   12,417  KLM-Konin Luchtvaart MIJ NV          375.0
   41,212  Marks & Spencer PLC                  305.3
    6,191  Metro AG                             381.4
   41,428  Nedlloyd Groep                       554.7
    1,443  PWA-Papier Waldhof Aschaff           274.6
                                            ---------
           CONSUMER CYCLICALS                 4,790.6
CONSUMER STAPLES (4.6%)
   10,433  BIC                                  642.2
    2,267  Buderus AG                           943.3
      183  Man Ag                                59.7
    3,920  Merck KGAA                           161.0
                                            ---------
           CONSUMER STAPLES                   1,806.2

PRINCIPAL
   OR
 SHARES         SECURITY DESCRIPTION       VALUE (000)
---------  ------------------------------  -----------
DIVERSIFIED OPERATIONS (6.6%)
   19,141  AGIV AG                          $   393.0
  202,439  BTR PLC                              354.2
   42,001  General Electric Company PLC         335.8
   15,946  Lagardere S.C.A.                     641.7
   73,618  Rio Tinto PLC                        893.7
                                            ---------
           DIVERSIFIED OPERATIONS             2,618.4
ENERGY (12.8%)
   15,914  BG PLC                               104.3
   22,317  British Petroleum Co PLC             327.7
    6,049  Elf Aquitaine                        700.1
    5,319  National Grid Group PLC               36.4
   82,372  National Power PLC                   715.8
   19,930  Royal Dutch Petroleum                962.7
  100,031  Scottish Power PLC                   984.9
    6,534  Thomson CSF                          227.0
    2,755  Total SA-B                           317.8
   12,026  Veba                                 671.8
                                            ---------
           ENERGY                             5,048.5
FINANCIALS (16.1%)
   33,942  Abbey National PLC                   660.4
   41,825  ABN Amro Holding                     784.0
   54,966  Allied Zurich PLC (a)                657.1
    4,180  ASR Verzekeringsgroep                364.9
      995  Banque Nationale De Paris             63.0
    3,555  Bayerische
           Hypo-und-Vereinsbank                 282.3
   42,203  Commercial Union PLC                 668.8
    6,459  Dresdner Bank                        251.6
   30,198  HSBC Holdings Ord                    687.7
    1,914  Ing Groep N.V.                        92.7
   11,156  Paribas                              820.0
   89,071  Royal & Sun Alliance Insurance
           Group                                815.8
    1,769  Societe Generale                     234.0
                                            ---------
           FINANCIALS                         6,382.3
FOOD & BEVERAGE (8.6%)
   24,100  Bass PLC                             292.5
   54,966  British American Tobacco
           PLC(a)                               496.5
    3,519  Diageo                                38.0
    5,752  Eridania Beghin-Say                1,035.3
    2,325  LVMH                                 431.0
   16,346  Pernod-Ricard                      1,088.6
                                            ---------
           FOOD & BEVERAGE                    3,381.9

                                                             ANNUAL REPORT    51

EUROPEAN GROWTH & INCOME FUND
  SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
October 31, 1998

PRINCIPAL
   OR
 SHARES         SECURITY DESCRIPTION       VALUE (000)
---------  ------------------------------  -----------
TELECOMMUNICATIONS (9.3%)
   76,024  British Telecom PLC              $   982.7
   31,945  Deutsche Tele                        870.4
    8,100  France Telecom                       564.9
   32,481  Koninklijke KPN NV                 1,262.9
                                            ---------
           TELECOMMUNICATIONS                 3,680.9
TOTAL COMMON STOCKS
  (COST - $40,249.1)                         38,184.9
                                            ---------
INVESTMENT COMPANIES (3.1%)
1,206,653  Dreyfus Treasury Cash
           Management Fund
           (Cost - $1,206.7)                  1,206.7
                                            ---------
TOTAL (COST - $41,455.8) (b) (99.7%)        $39,391.6
                                            ---------
                                            ---------

Percentages indicated are based on net assets of $39,528,672.

Distribution of investments by country of issue, as a percentage of total value investment securities, as follows:

          France                            26.47%
          Great Britain                     24.97%
          Germany                           24.41%
          Netherlands                       21.09%
          United States (cash
            equivalent)                      3.06%
                                           -------
                                           100.00%

(a) Non-income producing security.

(b) For federal income tax purposes, cost is $41,533.8 and unrealized appreciation (depreciation) of securities is as follows:

          Unrealized appreciation        $ 2,674,067
          Unrealized depreciation         (4,816,351)
                                         -----------
          Net unrealized depreciation    $(2,142,284)
                                         -----------
                                         -----------

                       See notes to financial statements.

 52   PAYDEN & RYGEL INVESTMENT GROUP

GROWTH & INCOME FUND
  SCHEDULE OF PORTFOLIO INVESTMENTS
October 31, 1998

  SHARES        SECURITY DESCRIPTION       VALUE (000)
----------  -----------------------------  -----------
COMMON STOCKS (47.7%)
BASIC INDUSTRIES (12.7%)

   166,435  Du Pont (E.I.) De Nemours &
            Company                        $  9,570.0
   228,519  International Paper Company      10,611.9
   144,046  Minnesota Mining &
            Manufacturing Company            11,523.7
                                           ----------
BASIC INDUSTRIES                             31,705.6
CONSUMER DURABLES (7.5%)
   160,348  Caterpillar International         7,215.7
   168,973  General Motors Corporation       10,655.9
    14,577  Goodyear Tire & Rubber              785.3
                                           ----------
CONSUMER DURABLES                            18,656.9
CONSUMER NON-DURABLES (5.4%)
   265,862  Phillip Morris Companies
            Incorporated                     13,592.2
ENERGY (9.4%)
   140,471  Chevron Corporation              11,448.4
   169,703  Exxon Corporation                12,091.3
                                           ----------
            ENERGY                           23,539.7
FINANCIAL (3.7%)
    97,011  J.P. Morgan & Company             9,143.3
HEALTH CARE (0.1%)
     2,725  Merck & Company Inc.                368.5

  SHARES        SECURITY DESCRIPTION       VALUE (000)
----------  -----------------------------  -----------
TECHNOLOGY (4.4%)
   136,280  Eastman Kodak                  $ 10,561.7
     8,859  Raytheon Co. - Class A              496.1
                                           ----------
            TECHNOLOGY                       11,057.8
TELECOMMUNICATIONS (4.5%)
   182,024  AT&T Corporation                 11,331.0
                                           ----------
TOTAL COMMON STOCKS
  (COST - $110,563.1)                       119,395.0
INVESTMENT COMPANIES (52.3%)
 1,063,754  S & P Depositary Receipt        117,012.9
13,983,764  Dreyfus Treasury Cash
            Management Fund                  13,983.8
                                           ----------
            INVESTMENT COMPANIES
            (COST - $107,319.4)             130,996.7
                                           ----------
TOTAL (COST - $217,882.5)(a) (100.0%)      $250,391.7
                                           ==========

Percentages indicated are based on net assets of $250,552,929.

(a) For federal income tax purposes, cost is $217,882.5, and unrealized appreciation (depreciation) of securities is as follows:

            Unrealized appreciation       $35,363,128
            Unrealized depreciation        (2,853,922)
                                          -----------
            Net unrealized appreciation   $32,509,206
                                          ===========

                       See notes to financial statements.

                                                             ANNUAL REPORT    53

MARKET RETURN FUND
  SCHEDULE OF PORTFOLIO INVESTMENTS
October 31, 1998

PRINCIPAL
OR SHARES       SECURITY DESCRIPTION       VALUE (000)
---------  ------------------------------  -----------
ASSET BACKED SECURITIES (3.5%)
  706,123  Contimortgage Home Equity,
           5.93%, 3/15/27                   $   704.4
  750,000  Ford 1998 A Class D,
           7.50%, 5/15/03(b)                    735.0
   95,402  Pacific SW97-1,
           6.06%, 6/15/02(b)                     95.4
                                            ---------
           ASSET BACKED SECURITIES            1,534.8

COLLATERALIZED BOND OBLIGATIONS (6.6%)
1,000,000  Century,
           7.22%, 2/15/11(b)                    958.8
1,000,000  Gramercy,
           8.94%, 10/25/02(b)                   972.5
1,000,000  GS Escrow Corporation,
           6.75%, 8/1/03(b)                     935.0
           COLLATERALIZED BOND              ---------
           OBLIGATIONS                        2,866,3

MORTGAGE BACKED SECURITIES (27.0%)
  336,347  Bear Stearns Mortgage
           Securities,
           6.60%, 4/25/24                       336.3
   63,973  Bear Stearns Mortgage,
           7.25%, 11/25/27                       64.0
  131,229  Drexel Burnham Lambert CMO
           Trust,
           6.50%, 5/1/16                        131.2
  553,308  FHLMC Series 1009,
           6.04%, 10/15/20                      557.6
  699,589  FHLMC #1054 H,
           6.44%, 3/15/21                       710.1
  240,646  FHLMC Series 1519,
           5.84%, 1/15/06                       240.9
  739,518  FHLMC,
           5.89%, 3/15/18                       741.6
  792,349  FHLMC,
           7.22%, 11/1/18                       810.6
1,138,015  FNMA G94-7 F,
           5.95%, 12/17/19                    1,140.4
1,327,425  FNMA Series 1994-87,
           6.14%, 3/25/09                     1,334.1
   71,623  FNMA Series G94-6,
           8.00%, 10/17/00                       72.3
1,000,000  FNMA,
           6.39%, 9/25/22                     1,007.8
  656,974  FNMA,
           7.09%, 6/1/15                        665.6
1,887,515  GMBS 90-5A,
           5.60%, 12/25/20                    1,887.5
  118,285  Headlands Mortgage Securities,
           6.95%, 11/25/27                      118.3
  469,966  Headlands Mortgage Securities,
           6.75%, 11/25/27                      473.2


PRINCIPAL
OR SHARES       SECURITY DESCRIPTION       VALUE (000)
---------  ------------------------------  -----------
  103,416  Merit Securities,
           5.55%, 5/28/25                   $   103.4
  657,575  Merrill Lynch Mortgage
           Investors,
           6.59%, 6/15/16                       666.4
  446,764  Residential Funding
           Corporation,
           7.00%, 8/25/27                       446.8
  214,936  Residential Funding,
           5.75%, 1/25/24                       214.0

                                            ---------
           MORTAGE BACKED SECURITIES         11,722.1

AGENCY MORTGAGE PASSTHROUGHS (3.9%)
  126,670  FNMA 364174,
           11.00%, 10/1/06                      135.6
1,545,791  FNMA 406525,
           5.64%, 2/1/28                      1,555.5
                                            ---------
           AGENCY MORTGAGE PASSTHROUGHS       1,691.1

CORPORATE BONDS (18.9%)
CONSUMER CYCLICALS (2.4%)
1,000,000  Station Casinos,                     995.0
           9.63%, 6/1/03

ENERGY (1.7%)
  750,000  Gulf Canada Resources Limited,
           9.25%, 1/15/04                       755.6

FINANCIAL (6.1%)
1,000,000  Contifinancial,
           7.50%, 3/15/02                       650.0
2,000,000  Merrill Lynch Hutchinson,
           7.59%, 8/26/99(b)                  2,000.0
                                            ---------
           FINANCIAL                          2,650.0

INDUSTRIAL GOODS (2.9%)
1,250,000  Ryerson Tull Incorporated,
           8.50%, 7/15/01                     1,276.6

MULTIMEDIA (3.5%)
  500,000  News America Holdings,
           7.45%, 6/1/00                        515.6
  500,000  TCI Communication,
           6.38%, 3/12/01                       499.6
  500,000  Time Warner Incorporated,
           4.90%, 7/29/99(b)                    498.8
                                            ---------
           MULTIMEDIA                         1,514.0

TRANSPORTATION (2.3%)
1,000,000  Northwest Airlines
           Corporation,
           8.38%, 3/15/04                       995.0
                                            ---------
           CORPORATE BONDS                    8,186,2


 54   PAYDEN & RYGEL INVESTMENT GROUP

MARKET RETURN FUND
  SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
October 31, 1998

PRINCIPAL
OR SHARES       SECURITY DESCRIPTION       VALUE (000)
---------  ------------------------------  -----------
U.S. GOVERNMENT AGENCIES (19.5%)
1,500,000  FHLB Discount Note               $ 1,483.5
1,500,000  FHLMC Discount Note                1,492.3
5,500,000  FHLMC Discount Note                5,470.6
                                            ---------
           U.S. GOVERNMENT AGENCIES           8,446.4

U.S. TREASURY NOTES (12.1%)
1,000,000  U.S. Treasury Notes,               1,017.9
           5.50%, 5/31/00
1,000,000  U.S. Treasury Notes,               1,044.2
           5.50%, 2/28/03
2,000,000  U.S. Treasury Notes,               2,056.6
           5.63%, 2/28/01
1,000,000  U.S. Treasury Notes,               1,134.9
           6.63%, 5/15/07
                                            ---------
           U.S. TREASURY NOTES                5,253.6

INVESTMENT COMPANIES (6.9%)
1,941,278  Dreyfus Treasury Cash              1,941.3
           Management Fund
    9,500  S & P 500 Depositary Receipt       1,045.0
                                            ---------
           INVESTMENT COMPANIES               2,986.3
                                            ---------
TOTAL (COST - $43,094.2)(a) (98.4%)         $42,686.8
                                            =========

Percentages indicated are based on net assets of $43,390,085.

At October 31, 1998, the Fund's open futures contracts were as follows:

                                                          UNREALIZED
                            EXPIRATION     CURRENT       APPRECIATION
 #       CONTRACT TYPE         DATE      MARKET VALUE   (DEPRECIATION)
---   --------------------  ----------   ------------   --------------
  6   5 Year Treasury
        Futures              Dec-98      $   687,844      $   16,048
153   S&P 500 Futures        Dec-98       42,273,900       3,991,036
                                                          ----------
                                                          $4,007,084
                                                          ==========

All of the securities listed above are held by the custodian in a segregated account.

(a) For federal income tax purposes, cost is $43,094.2, and unrealized appreciation (depreciation) of securities is as follows:

           Unrealized appreciation           $ 272,690
           Unrealized depreciation            (680,123)
                                             ---------
           Net unrealized depreciation       $(407,433)
                                             =========

(b) Security exempt from registration under Rule 144(a) of the Securities Act of 1993. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

                       See notes to financial statements.

                                                             ANNUAL REPORT    55

LIMITED MATURITY FUND
  SCHEDULE OF PORTFOLIO INVESTMENTS
October 31, 1998

PRINCIPAL
OR SHARES       SECURITY DESCRIPTION       VALUE (000)
---------  ------------------------------  -----------
ASSET BACKED SECURITIES (14.0%)
7,000,000  Chase Manhattan Auto, 5.75%,
           10/15/01                        $  7,061.3
  114,509  Chase Manhattan Grantor Trust
           1995-A, 6.00%, 9/17/01               114.6
2,056,360  Olympic Automobile Receivables
           Trust, 7.88%, 7/15/01              2,097.2
7,000,000  Premier Auto Trust, 6.58%,
           10/6/00                            7,060.8
                                           ----------
           ASSET BACKED SECURITIES           16,333.9
COLLATERALIZED BOND OBLIGATIONS (5.9%)
7,000,000  SBC Glacier Finance Limited,
           5.75%, 9/10/02                     6,921.3
                                           ----------
           COLLATERALIZED BONDS               6,921.3
           OBLIGATIONS

MORTGAGE BACKED SECURITIES (23.2%)
  445,382  Bear Stearns Mortgage, 7.25%,
           11/25/27                             445.4
4,327,872  FNMA 92-60 CMO, 7.50%, 4/25/99     4,337.2

1,662,154  FNMA 94-79, 7.00%, 4/25/99         1,659.7

3,990,962  FNMA 97-17, 6.05%, 11/18/25        3,999.9

5,068,002  FNMA 97-20, 5.90%, 3/25/27         5,038.1

1,018,659  FNMA, 9.50%, 9/1/24                1,086.5

4,468,697  GNMA 78075, 8.00%, 12/15/27        4,637.6

2,444,735  Headlands Mortgage, 7.75%,
           3/25/12                            2,481.4
3,450,997  Independent National Mortgage,
           7.00%, 3/25/26                     3,452.3
                                           ----------
           MORTGAGE BACKED SECURITIES        27,138.1

COMMERCIAL PAPER (6.8%)
3,000,000  General Electric Credit Corp
           CP, 5.15%, 11/30/98                3,000.0
5,000,000  Toyota Motor Credit CP, 5.03%,
           1/11/99                            4,950.5
                                           ----------
           COMMERCIAL PAPER                   7,950.5

CORPORATE BONDS (31.1%)
FINANCE (16.4%)
7,000,000  Ahmanson Finance Note, 5.88%,
           2/27/01                            7,131.3
6,000,000  MBNA America Bank, 6.07%,
           5/5/99                             6,001.1
6,000,000  Merrill Lynch, 7.59%,
           8/26/99(b)                         6,000.0
                                           ----------
           FINANCE                           19,132.4

PRINCIPAL
OR SHARES       SECURITY DESCRIPTION       VALUE (000)
---------  ------------------------------  -----------
INDUSTRIAL GOODS & SERVICES (2.6%)
3,000,000  Paccar Financial Corp., 5.75%,
           2/15/01                         $  3,048.7
MULTIMEDIA (9.8%)
5,000,000  TCI Communication, 6.38%,
           3/12/01                            4,995.5
6,500,000  Time Warner Incorporated,
           4.90%, 7/29/99 (b)                 6,483.7
                                           ----------
           MULTIMEDIA                        11,479.2

TECHNOLOGY (2.3%)
2,700,000  AT&T Capital Corporation,
           6.39%, 1/22/99                     2,703.2
                                           ----------
           CORPORATE BONDS                   36,363.5

U.S. GOVERNMENT AGENCIES (7.5%)
5,000,000  FHLMC Discount Note
                                              4,969.1
3,784,035  FHLMC, 5.74%, 4/15/08
                                              3,785.0
                                           ----------
           U.S. GOVERNMENT AGENCIES           8,754.1

U.S. TREASURY NOTES (8.4%)
9,500,000  U.S. Treasury Notes, 6.25%,
           8/31/00                            9,822.9
                                           ----------
           U.S. TREASURY NOTES                9,822.9
INVESTMENT COMPANIES (2.5%)
2,919,879  Dreyfus Treasury Cash
           Management Fund                    2,919.9
                                           ----------
TOTAL (COST - $115,840.6) (a) (99.4%)
                                           $116,204.2
                                           ==========

Percentages indicated are based on net
assets of $117,041,794.
(a) For federal income tax purposes, cost is $115,840.6, and unrealized appreciation
    (depreciation) of securities is as follows:


              Unrealized appreciation          $ 525,310

              Unrealized depreciation           (161,717)

                                               ---------
              Net unrealized appreciation      $ 363,593
                                               ---------
                                               ---------

(b) Security exempt from registration under Rule 144(a) of the Securities Act of 1993. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

                       See notes to financial statements.

 56   PAYDEN & RYGEL INVESTMENT GROUP

SHORT BOND FUND
  SCHEDULE OF PORTFOLIO INVESTMENTS
October 31, 1998

PRINCIPAL
OR SHARES       SECURITY DESCRIPTION       VALUE (000)
----------  -----------------------------  -----------
ASSET BACKED SECURITIES (1.9%)
   689,619  Fleetwood Credit Corp.
            Grantor Trust 1996 - A,        $    699.3
            6.75%, 10/17/11
 1,362,882  Pacific SW97 - 1, 6.06%,
            6/17/02 (c)                       1,363.3
                                           ----------
            ASSET BACKED SECURITIES           2,062.6
COLLATERALIZED MORTGAGE OBLIGATIONS (20.4%)
 2,500,000  Capstead Securities
            Corporation IV, 7.60%,            2,507.5
            8/25/07
 3,719,032  FHLMC CMO, 5.84%, 4/15/26         3,716.5

 2,958,073  FHLMC, 5.89%, 3/15/18             2,966.4

 3,990,962  FNMA 97 - 17F, 6.05%,
            11/18/25                          3,999.9
 2,500,000  FNMA, 5.05%, 12/8/98              2,487.0

 2,135,041  FNMA, Series 1997-32, 5.88%,
            4/25/27                           2,149.7
 1,269,941  Paine Webber Mortgage
            Acceptance Corp., 7.50%,          1,270.4
            7/25/23
   782,440  Residential Funding
            Corporation, 5.81%, 10/25/23        782.9
 2,305,242  Westam Mortgage Financial
            Corp, 9.40%, 12/1/18              2,305.2
                                           ----------
            COLLATERALIZED MORTGAGE
            OBLIGATIONS                      22,185.5
MORTGAGE BACKED SECURITIES (20.1%)
 5,000,000  FHLMC TBA, 7.00%, 5/1/28 (b)      5,100.0

 5,000,000  FNMA TBA, 6.50%, 4/1/13 (b)       5,071.9

 4,393,908  GNMA, 9.00%, 6/15/09              4,727.8

 1,501,154  Headlands Mortgage, 7.75%,
            3/25/12                           1,523.7
 2,455,218  Morgan Stanley Capital 6.22%,
            6/3/30                            2,509.2
 2,883,996  NASC 98-6 A1A, 6.28%, 3/15/30     2,942.3
                                           ----------
            MORTGAGE BACKED SECURITIES       21,874.9
CORPORATE BONDS (49.1%)

ENERGY (3.3%)
 3,500,000  Valero Energy, 6.75%,
            12/15/02(c)                       3,584.0
FINANCIAL (22.0%)
 2,000,000  Ahmanson Finance Note, 5.88%,
            2/27/01                           2,037.5
 4,000,000  AT&T Capital Corp, 6.25%,
            5/15/01                           4,085.0
 3,500,000  AT&T Capital Corporation,
            6.57%, 1/21/00                    3,556.9
 2,000,000  Credit Suisse First Boston,
            8.09%, 8/26/99 (c)                2,000.0
 5,000,000  MBNA Corp, 6.15%, 10/1/03         5,087.5

 3,000,000  Merrill Lynch, 7.49%,
            08/26/00 (c)                      3,000.0
 2,000,000  Salomon Inc, 6.88%, 12/15/03      2,100.0

 2,000,000  Salomon Inc, 7.13%, 8/1/99        2,028.0

                                           ----------
            FINANCIAL                        23,894.9

PRINCIPAL
OR SHARES       SECURITY DESCRIPTION       VALUE (000)
----------  -----------------------------  -----------
INDUSTRIAL GOODS & SERVICES (3.9%)
 4,000,000  Honeywell Inc, 6.75%, 3/15/02  $  4,205.0

INDUSTRIAL MACHINERY & EQUIPMENT (7.6%)
 5,000,000  Caterpiller Finance Services,
            6.95% 10/10/00                    5,187.5
 3,000,000  John Deer Capital Corp,
            5.85%, 1/15/01                    3,037.5
                                           ----------
            INDUSTRIAL MACHINERY &            8,225.0
            EQUIPMENT

MULTIMEDIA (5.0%)
 3,500,000  TCI Communication, 6.38%,
            3/12/01                           3,496.9
 2,000,000  Time Warner Incorporated,
            4.90%, 7/29/99 (c)                1,995.0
                                           ----------
            MULTIMEDIA                        5,491.9

TRANSPORTATION (7.3%)
 3,000,000  Ford Motor Credit Global,
            6.50%, 2/28/02                    3,082.5
 2,500,000  GMAC Global Note, 5.875%,
            1/22/03                           2,521.9
 2,150,000  GMAC, 8.50%, 1/1/03               2,375.8
                                           ----------
            TRANSPORTATION                    7,980.2
                                           ----------
            CORPORATE BONDS                  53,381.0

U.S. TREASURY NOTES (16.2%)
 3,000,000  U.S. Treasury Notes, 6.25%,
            8/31/00                           3,102.0
 8,000,000  U.S. Treasury Notes, 5.38%,
            2/15/01                           8,184.7
 1,000,000  U.S. Treasury Notes, 5.50%,
            5/31/03                           1,047.4
 5,000,000  U.S. Treasury Notes, 6.25%,
            4/30/01                           5,225.9
                                           ----------
            U.S. TREASURY NOTES              17,560.0

INVESTMENT COMPANIES (0.0%)
     6,997  Dreyfus Treasury Cash
            Management Fund                       7.0
                                           ----------
TOTAL (COST - $116,160.8) (a) (107.7%)     $117,071.0
                                           ----------
                                           ----------

                                                             ANNUAL REPORT    57

SHORT BOND FUND
  SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
October 31, 1998

Percentages indicated are based on net assets of $108,660,507.

At October 31, 1998, the Fund's open futures contracts were as follows:

                                              CURRENT       UNREALIZED
                               EXPIRATION     MARKET       APPRECIATION
 #        CONTRACT TYPE           DATE         VALUE      (DEPRECIATION)
---  ------------------------  ----------   -----------   --------------
120  30 Year Treasury Futures    Dec-98     $15,468,750     $(128,100)

All of the securities listed above are held by the custodian in a segregated account.

(a) For federal income tax purposes, cost is $116,160.8, and unrealized appreciation (depreciation) of securities is as follows:

            Unrealized appreciation        $1,073,333
            Unrealized depreciation          (163,130)
                                           ----------
            Net unrealized appreciation    $  910,203
                                           ----------
                                           ----------

(b) Security was purchased on a delayed delivery basis.

(c) Security exempt from registration under Rule 144(a) of the Securities Act of 1993. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

                       See notes to financial statements.

 58   PAYDEN & RYGEL INVESTMENT GROUP

U.S. GOVERNMENT FUND
  SCHEDULE OF PORTFOLIO INVESTMENTS
October 31, 1998

PRINCIPAL
OR SHARES        SECURITY DESCRIPTION        VALUE (000)
----------   -----------------------------   -----------
COLLATERALIZED MORTGAGE OBLIGATIONS
(28.7%)
 4,365,820   FHLMC,
             5.84%, 4/15/26(a)                $ 4,362.9
 3,000,000   FHLMC,
             5.75%, 11/15/09                    3,018.0
 2,300,000   FNMA 1997-35 PC,
             6.75%, 5/18/18                     2,323.8
 3,539,000   FNMA 93-103 PG,
             6.25%, 6/25/19(a)                  3,618.1
 3,464,896   FNR 97-67FC, 5.80%,
             12/18/19(a)                        3,460.8
 3,798,216   FNMA G94-7 F, 5.95%,
             12/17/19(a)                        3,806.2
                                             ----------
             COLLATERALIZED MORTGAGE
             OBLIGATIONS                       20,589.8
SUPRANATIONAL (8.6%)
 6,000,000   International Bank Recon &
             Development,
             5.63%, 3/17/03(a)                  6,195.0
                                             ----------
             SUPRANATIONAL                      6,195.0
MORTGAGE BACKED SECURITIES (39.4%)
 3,000,000   FHLMC,
             6.50%, 5/1/13(c)                   3,040.3
 2,420,438   FNMA,
             6.27%, 7/1/05                      2,468.8
 2,786,154   FNMA,
             5.63%, 2/1/28                      2,848.8
 2,731,533   FNMA, 5.917%, 3/1/28               2,794.7
 7,000,000   FNMA TBA,
             6.00%, 4/1/13(c)                   7,015.3
10,000,000   FNMA TBA,
             6.50%, 4/1/13(c)                  10,143.7
                                             ----------
             MORTGAGE BACKED SECURITIES        28,311.6
U.S. GOVERNMENT AGENCIES (27.6%)
 3,000,000   FHLB Discount Note                 2,973.6
 3,000,000   FHLB,
             5.13%, 9/15/03                     3,033.9
 5,500,000   FHLMC,
             5.75%, 7/15/03                     5,717.1
 3,000,000   FNMA,
             5.25%, 1/15/03                     3,060.9
 5,000,000   FNMA Note,
             5.72%, 4/14/00                     5,076.8
                                             ----------
             U.S. GOVERNMENT AGENCIES          19,862.3

PRINCIPAL
OR SHARES        SECURITY DESCRIPTION        VALUE (000)
----------   -----------------------------   -----------
U.S. TREASURY (22.3%)
 1,500,000   U.S. Treasury Notes,
             5.63%, 11/30/99                  $ 1,519.5
 3,000,000   U.S. Treasury Notes,
             6.38%, 5/15/00                     3,091.5
 2,000,000   U.S. Treasury Notes,
             6.25%, 8/31/00                     2,068.0
 1,200,000   U.S. Treasury Strip,
             0.00%, 8/15/99                     1,159.4
 4,500,000   US Treasury Notes,
             6.25%, 3/31/99(a)                  4,534.1
 3,500,000   US Treasury Notes,
             5.50%, 2/28/03(a)                  3,654.7
                                             ----------
             U.S. TREASURY                     16,027.2
INVESTMENT COMPANIES (1.0%)
709,902.46   Dreyfus Treasury Cash
             Management Fund                      709.9
                                             ----------
TOTAL (COST - $90,645.0)(b) (127.6%)          $91,695.8
                                             ----------
                                             ----------

Percentages indicated are based on net assets of $71,855,166.

At October 31, 1998, the Fund's open futures contracts were as follows:

                                              CURRENT       UNREALIZED
                                EXPIRATION     MARKET      APPRECIATION
#         CONTRACT TYPE            DATE        VALUE      (DEPRECIATION)
-    ------------------------   ----------   ----------   --------------
30   30 Year Treasury Futures     Dec-98     $3,867,188      $(25,463)

(a) All or a portion of the security is held by the custodian in a segregated account as collateral for open futures contracts.

(b) For federal income tax purposes, cost is $90,645.0, and unrealized appreciation (depreciation) of securities is as follows:

      Unrealized appreciation             $1,100,969
      Unrealized depreciation                (50,145)
                                          ----------
      Net unrealized appreciation         $1,050,824
                                          ==========

(c) Security was purchased on a delayed delivery basis.

                       See notes to financial statements.

                                                             ANNUAL REPORT    59

INTERMEDIATE BOND FUND
  SCHEDULE OF PORTFOLIO INVESTMENTS
October 31, 1998

PRINCIPAL
OR SHARES       SECURITY DESCRIPTION       VALUE (000)
----------  -----------------------------  -----------
ASSET BACKED SECURITIES (9.4%)
 1,800,000  Green Tree Financial
            Corporation,
            6.93%, 7/15/28                 $  1,831.5
 1,600,000  Navistar Financial
            Corporation,
            6.75%, 3/15/02                    1,628.0
   919,753  Structured Asset Notes Trans,
            7.16%, 10/28/03                     930.8
 4,000,000  SBC Glacier Finance Limited,
            5.75%, 9/10/02                    3,955.0
                                           ----------
            ASSET BACKED SECURITIES           8,345.3

COLLATERALIZED MORTGAGE OBLIGATIONS (1.7%)
   240,180  Merit Securities Corporation,
            5.44%, 9/28/30                      240.2
 1,276,468  Residential Funding
            Corporation,
            7.00%, 8/25/27                    1,276.5
                                           ----------
            COLLATERALIZED MORTGAGE
            OBLIGATIONS                       1,516.7

MORTGAGE BACKED SECURITIES (21.4%)
 9,500,000  FNMA TBA,
            6.50%, 4/1/28(b)                  9,556.3
 4,800,000  FNMA,
            6.50%, 9/1/13                     4,869.0
   974,029  GNMA #399001,
            8.00%, 12/15/26                   1,010.2
 1,293,675  GNMA,
            8.00%, 7/15/25                    1,341.8
 2,200,000  GNMA,
            8.00%, 7/1/28                     2,281.8
                                           ----------
            MORTGAGE BACKED SECURITIES       19,059.1

CORPORATE BONDS (68.5%)
ENERGY (11.3%)
 4,550,000  Commonwealth Edison Note,
            7.63%, 4/15/13                    4,944.9
 1,000,000  Transport de Gas,
            10.25%, 4/25/01(c)                  963.8
 4,000,000  Valero Energy,
            6.75%, 12/15/02(c)                4,096.0
                                           ----------
            ENERGY                           10,004.7
FINANCE (16.4%)
 4,000,000  Ahmanson Finance Note,
            5.88%, 2/27/01                    4,075.0
 1,000,000  Ahmanson Finance Note,
            8.25%, 10/1/02                    1,076.3
   850,000  Citicorp, 6.65%, 5/15/00            873.4
 4,500,000  Credit Suisse First Boston,
            8.09%, 8/26/99(c)                 4,500.0
 3,000,000  Grand Metropolitan
            Investment,
            8.63%, 8/15/01                    3,270.0
   850,000  Transamerica Financial Corp.,
            7.40%, 7/29/99                      863.6
                                           ----------
            FINANCE                          14,658.3

PRINCIPAL
OR SHARES       SECURITY DESCRIPTION       VALUE (000)
----------  -----------------------------  -----------
INDUSTRIAL GOODS AND SERVICES (26.3%)
 4,500,000  Apache Corporate Note,
            6.50%, 12/15/07                $  4,423.9
 4,925,000  Hanson Overseas, PLC,
            6.75%, 9/15/05                    5,140.5
 1,250,000  Honeywell Incorporated,
            6.60%, 4/15/01                    1,300.0
 1,000,000  Hutchinson Whampoa,
            6.95%, 8/1/07(c)                    917.6
 3,000,000  Merrill Lynch Hutchinson,
            7.49%, 08/26/00(c)                3,000.0
 5,000,000  Merrill Lynch Hutchinson,
            7.59%, 8/26/99(c)                 5,000.0
 3,500,000  Paccar Financial Corporation,
            6.86%, 2/15/00                    3,583.1
                                           -----------
            INDUSTRIAL GOODS AND SERVICES    23,365.1
MULTIMEDIA (9.4%)
 1,000,000  Disney Global Bond,
            6.38%, 3/30/01                    1,033.8
 3,000,000  News America Holdings,
            8.63%, 2/1/03                     3,330.0
 4,000,000  TCI Communication,
            6.38%, 3/12/01                    3,996.4
                                           -----------
            MULTIMEDIA                        8,360.2
TRANSPORTATION (5.1%)
 3,500,000  General Motors Acceptance
            Corp., 5.75%, 1/5/00              3,521.8
 1,000,000  Mass Transit, 6.00%, 10/1/00        998.2
                                           ----------
            TRANSPORTATION                    4,520.0
                                           ----------
            CORPORATE BONDS                  60,908.3
U.S. TREASURY (17.5%)
 4,000,000  U.S. Treasury Notes, 5.50%,
            5/31/03                           4,189.7
10,000,000  U.S. Treasury Notes, 6.63%,
            5/15/07                          11,349.2
                                           ----------
            U.S. TREASURY                    15,538.9
INVESTMENT COMPANIES (0.7%)
   604,982  Dreyfus Treasury Cash
            Management Fund                     605.0
                                           ----------
TOTAL (COST - $104,528.3)(a) (119.2%)      $105,973.3
                                           ==========

Percentages indicated are based on net assets of $88,872,449.

All of the securities listed above are held by the custodian in a segregated account.

 60   PAYDEN & RYGEL INVESTMENT GROUP

At October 31, 1998, the Fund's open futures contracts were as follows:

 NUMBER                                         CURRENT       UNREALIZED
   OF                            EXPIRATION     MARKET      APPRECIATION/
CONTRACTS      CONTRACT TYPE        DATE         VALUE      (DEPRECIATION)
---------   -------------------  ----------   -----------   --------------
   15       5 Year Treasury
              Future               Dec-98     $ 1,719,609      $ 40,120
  170       10 Year Treasury
              Future               Dec-98      20,463,750       362,119
   64       30 Year Treasury
              Future               Dec-98       8,250,000       135,008
                                                               --------
                                                               $537,247
                                                               ========

At October 31, 1998, the Fund's open options contracts were as follows:

                                                               UNREALIZED
CONTRACTS                            EXPIRATION   EXERCISE   APPRECIATION/
 WRITTEN         CONTRACT TYPE          DATE       PRICE     (DEPRECIATION)
---------   -----------------------  ----------   --------   --------------
   200      Call Option on 30 Year
              U.S. Treasury Future     Mar-99       $124       $(574,438)
   200      Put Option on 30 Year
              U.S. Treasury Future     Mar-99       $124         197,438
                                                               ---------
                                                               $(377,000)
                                                               =========

(a) For federal income tax purposes, cost is $104,542.9, and unrealized appreciation (depreciation) of securities is as follows:

              Unrealized appreciation        $1,604,893
              Unrealized depreciation          (174,436)
                                             ----------
              Net unrealized appreciation    $1,430,457
                                             ==========

(b) Security was purchased on a delayed delivery basis.

(c) Security exempt from registration under Rule 144(a) of the Securities Act of 1993. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

                       See notes to financial statements.

                                                             ANNUAL REPORT    61

INVESTMENT QUALITY BOND FUND
  SCHEDULE OF PORTFOLIO INVESTMENTS
October 31, 1998

PRINCIPAL
OR SHARES       SECURITY DESCRIPTION       VALUE (000)
---------  ------------------------------  -----------
ASSET BACKED SECURITIES (5.6%)
1,500,000  Green Tree Financial
           Corporation, 6.93%, 7/15/28     $  1,526.3
3,285,060  IMC Home Equity Loan Trust
           1997-6 A, 5.42%, 1/20/28           3,268.6
4,000,000  SBC Glacier Finance Limited,
           5.75%, 9/10/02                     3,955.0
  919,754  Structured Asset Notes Trans,
           7.16%, 10/28/03                      930.8
                                           ----------
           ASSET BACKED SECURITIES            9,680.7
COLLATERALIZED MORTGAGE OBLIGATIONS (2.1%)
2,543,802  BSMSI, 6.49%, 1/25/07              2,569.2

  673,119  FNMA 91-84 CMO, 5.68%, 2/25/06       673.4

  436,691  Merit Securities Corporation,
           5.44%, 9/28/30                       436.7
                                           ----------
           COLLATERALIZED MORTGAGE
           OBLIGATIONS                        3,679.3

COLLATERALIZED BOND OBLIGATIONS (5.2%)
4,000,000  Century, 7.13%, 2/15/11(c)         3,835.0

5,000,000  FC CBO, 8.43%, 6/3/09(c)           5,243.8

                                           ----------
           COLLATERALIZED BOND
           OBLIGATIONS                        9,078.8

MORTGAGE BACKED SECURITIES (41.2%)
2,579,437  FHLMC Gold Pool # E67534,
           7.00%, 9/1/12                      2,632.6
3,259,520  FHLMC, 8.50%, 6/1/17               3,419.4

5,800,000  FNMA TBA, 6.50%, 4/1/13(b)         5,883.4

26,500,000 FNMA TBA, 6.50%, 4/1/28(b)        26,657.2

8,200,000  FNMA TBA, 7.00%, 4/1/13(b)         8,351.1

7,500,000  FNMA TBA, 7.00%, 4/1/28(b)         7,650.0

8,000,000  FNMA TBA, 7.50%, 4/1/28(b)         8,190.0

1,396,443  FNMA 92-62, 5.88%, 5/25/99         1,398.9

2,373,569  GNMA #412603, 7.50%, 5/15/26       2,444.0

4,824,032  GNMA 48928, 8.00%, 6/15/28         5,003.4
                                           ----------
           MORTGAGE BACKED SECURITIES        71,630.0

COMMERCIAL PAPER (6.3%)
7,000,000  General Electric Credit Corp,
           5.03%, 12/21/98                    7,000.0
4,000,000  General Motors Acceptance
           Corp, 5.38%, 11/19/98              4,000.0
                                           ----------
           COMMERCIAL PAPER                  11,000.0

CORPORATE BONDS (54.4%)
CONSUMER CYCLICALS (1.8%)
3,000,000  Mirage Resorts, 6.75%, 8/1/07      3,056.2

PRINCIPAL
OR SHARES       SECURITY DESCRIPTION       VALUE (000)
---------  ------------------------------  -----------
DIVERSIFIED OPERATIONS (0.3%)
  448,861  General Electric Capital
           Mortgage Services, 8.30%,       $    465.5
           7/25/23
ENERGY (2.7%)
4,000,000  Valero Energy, 6.75%,
           12/15/02(c)                        4,096.0
  500,000  Virginia Electric Power
           Company, 7.38%, 7/1/02               539.4
                                           ----------
           ENERGY                             4,635.4
FINANCE (19.3%)
6,000,000  Ahmanson Finance Note, 8.25%,
           10/1/02                            6,457.5
  200,000  Citicorp, 6.65%, 5/15/00             205.5

6,500,000  Credit Suisse First Boston,
           8.09%, 8/26/99(c)                  6,500.0
1,500,000  Grand Metropolitan Investment,
           8.63%, 8/15/01                     1,635.0
5,000,000  Health and Finance Co, 6.75%,
           12/18/02(c)                        5,187.5
8,000,000  MBNA American Bank, 6.10%,
           12/15/00                           8,130.0
2,220,000  MBNA Master Credit Card Trust,
           6.60%, 11/15/04                    2,355.4
1,500,000  Salomon Incorporated, 7.25%,
           5/1/01                             1,567.5
1,500,000  Salomon, Incorporated, 5.51,
           7/23/01                            1,500.0
  190,000  Transamerica Financial
           Corporation, 7.40%, 7/29/99          193.1
                                           ----------
           FINANCE                           33,731.5
INDUSTRIAL GOODS AND SERVICES (12.1%)
  500,000  Hanson Overseas, PLC, 6.75%,
           9/15/05                              521.9
1,000,000  Hutchinson Whampoa, 6.95%,
           8/1/07(c)                            917.6
7,000,000  Merrill Lynch Hutchinson,
           7.49%, 8/26/00(c)                  7,000.0
8,000,000  Merrill Lynch Hutchinson,
           7.59%, 8/26/99(c)                  8,000.0
3,000,000  Raytheon Company, 6.75%,
           8/15/07                            3,168.7
1,500,000  Swire Pacific Ltd., 8.50%,
           9/29/04                            1,534.7
                                           ----------
           INDUSTRIAL GOODS AND SERVICES     21,142.9

 62   PAYDEN & RYGEL INVESTMENT GROUP

PRINCIPAL
OR SHARES       SECURITY DESCRIPTION       VALUE (000)
---------  ------------------------------  -----------
MULTIMEDIA (8.3%)
2,500,000  TCI Communication, 6.381%,
           3/12/01                         $  2,497.8
5,000,000  Tele-Communications, 8.25%,
           1/15/03                            5,531.2
3,000,000  Time Warner Incorporated,
           7.75%, 6/15/05                     3,281.2
3,000,000  US West, 6.375%, 7/15/08           3,127.5
                                           ----------
           MULTIMEDIA                        14,437.7

TRANSPORTATION (9.9%)
4,100,000  AMR Corporate Note, 9.82%,
           10/25/11                           5,473.5
4,500,000  CSX Note, 8.10%, 9/15/22           5,008.5
6,000,000  Norfolk Southern, 7.70%,
           5/15/17                            6,727.5
                                           ----------
           TRANSPORTATION                    17,209.5
                                           ----------
           CORPORATE BONDS                   94,678.7
U.S. TREASURY (18.3%)
16,000,000 U.S. Government Strip, 0%,
           8/15/20                            4,702.9
  700,000  U.S. Treasury Bonds, 6.25%,
           8/15/23                              783.3
1,500,000  U.S. Treasury Note, 6.625%,
           4/30/02                            1,606.5
2,300,000  U.S. Treasury Notes, 6.25%,
           8/31/00                            2,378.2
  500,000  U.S. Treasury Notes, 7.50%,
           2/15/05                              580.6
13,000,000 U.S. Treasury, 5.5%, 5/31/03      13,616.6
7,250,000  U.S. Treasury, 6.625%, 5/15/07     8,228.2
                                           ----------
           U.S. TREASURY                     31,896.3

INVESTMENT COMPANIES (0.1%)
  132,214  Dreyfus Treasury Cash
           Management Fund                      132.2
                                           ----------
TOTAL (COST - $229,134.0)(a) (133.2%)      $231,776.0
                                           ==========

Percentages indicated are based on net assets of $173,973,880.

All of the securities listed above are held by the custodian in a segregated account.

At October 31, 1998, the Fund's open futures contracts were as follows:

 NUMBER                                        CURRENT       UNREALIZED
   OF                           EXPIRATION     MARKET      APPRECIATION/
CONTRACTS     CONTRACT TYPE        DATE         VALUE      (DEPRECIATION)
---------   ------------------  ----------   -----------   --------------
  295       30 Year Treasury
              Future              Dec-98     $38,027,344      $647,759
                                                              ========

At October 31, 1998, the Fund's open options contracts were as follows:

                                                              UNREALIZED
CONTRACTS                           EXPIRATION   EXERCISE   APPRECIATION/
 WRITTEN        CONTRACT TYPE          DATE       PRICE     (DEPRECIATION)
---------   ----------------------  ----------   --------   --------------
  400       Call Option on 30 Year
              U.S. Treasury Future    Mar-99       $124      $(1,148,875)
  400       Put Option on 30 Year
              U.S. Treasury Future    Mar-99       $124          394,875
                                                             -----------
                                                             $  (754,000)
                                                             ===========

(a) For federal income tax purposes, cost is $229,134.0, and unrealized appreciation (depreciation) of securities is as follows:

           Unrealized appreciation          $3,350,329
           Unrealized depreciation            (708,308)
                                            ----------
           Net unrealized appreciation      $2,642,021
                                            ==========

(b) Security was purchased on a delayed delivery basis.

(c) Security exempt from registration under Rule 144(a) of the Securities Act of 1993. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

                       See notes to financial statements.

                                                             ANNUAL REPORT    63

TOTAL RETURN FUND
  SCHEDULE OF PORTFOLIO INVESTMENTS
October 31, 1998

 PRINCIPAL                                    VALUE
 OR SHARES        SECURITY DESCRIPTION        (000)
------------  ----------------------------  ----------
ASSET BACKED SECURITIES (8.8%)
   3,000,000  Citibank Credit Card, 5.75%,  $  3,034.7
              1/15/03
   3,000,000  Evergreen Funding, 7.01%,        2,722.5
              11/15/10(c)
     400,000  Green Tree Financial               407.0
              Corporation, 6.93%, 7/15/28
   3,500,000  Premier Auto Trust, 6.32%,       3,627.9
              3/6/02
     919,754  Structured Asset Notes             930.8
              Transaction, 7.16%, 10/28/03
   4,750,000  Triangle Funding, 7.60%,         4,494.7
              10/15/05(c)
                                            ----------
              ASSET BACKED SECURITIES         15,217.6

COLLATERALIZED BOND OBLIGATIONS (4.4%)
   1,000,000  Ares Leveraged Bond, 7.52%,        990.0
              11/30/04(c)
     750,000  Ares Leveraged Bond, 9.77%,        748.1
              11/30/04(c)
     270,000  EMC Corporate Convertible          783.0
              Note, 3.25%, 3/15/02
   5,000,000  FC CBO, 8.43%, 6/3/09(c)         5,243.8
              COLLATERALIZED BOND           ----------
              OBLIGATIONS                      7,764.9

MORTGAGE BACKED SECURITIES (29.2%)
   3,173,319  FHLMC #A01499, 8.50%, 4/1/19     3,338.9
   2,307,331  FHLMC Gold, #C00542, 7.50%,      2,362.8
              8/1/27
     778,779  FHLMC Gold, 8.50%, 3/1/23          818.0
   3,512,486  FNMA Series 1997-32, 5.88%,      3,536.7
              4/25/27
   2,800,000  FNMA TBA, 6.50%, 4/1/13(b)       2,840.2
  21,900,000  FNMA TBA, 6.50%, 4/1/28(b)      22,029.9
   5,200,000  FNMA TBA, 7.00%, 4/1/13(b)       5,295.8
   5,500,000  FNMA TBA, 7.00%, 4/1/28(b)       5,610.0
   5,000,000  GNMA TBA, 8.00%, 11/15/28(b)     5,178.1
                                            ----------
              MORTGAGE BACKED SECURITIES      51,010.4

CONVERTIBLE BONDS (4.6%)
   1,250,000  Mark IV Industrial, 7.50%,       1,212.5
              9/1/07
     100,000  Staples Inc. Convertible,          216.7
              4.50%, 10/1/00
   1,500,000  Hewlett Packard Convertible        815.6
              Note, 0.00%, 10/14/17
  10,500,000  Hewlett Packard, 0.00%,          5,709.4
              10/14/17
                                            ----------
              CONVERTIBLE BONDS                7,954.2

CORPORATE BONDS (30.6%)
COMMUNICATIONS (0.8%)
   1,500,000  Telefonica Argentina, 8.38%,     1,458.7
              10/1/00(c)

 PRINCIPAL                                    VALUE
 OR SHARES        SECURITY DESCRIPTION        (000)
------------  ----------------------------  ----------
ENERGY (2.3%)
   1,250,000  CAL Energy Company, 9.50%,    $  1,373.4
              9/15/06
   2,000,000  Petro Mexicanos, 7.75%,          1,980.0
              10/29/99(c)
     775,000  Tragas, 10.25%, 4/25/01(c)         746.9
                                            ----------
              ENERGY                           4,100.3

FINANCE (10.6%)
   3,400,000  Chase Manhatten, 6.40%,          3,491.8
              7/16/01
   1,325,000  Contifinancial Corporation,        848.0
              8.38%, 8/15/03
   9,000,000  Credit Suisse First Boston,      9,000.0
              8.09%, 8/26/99(c)
   2,000,000  GS Escrow Corp, 6.75%,           1,870.0
              8/1/03
     225,000  Salomon Incorporated, 6.63%,       230.3
              11/30/00
   3,000,000  Salomon, Incorporated,           3,000.0
              5.51%, 7/23/01
                                            ----------
              FINANCE                         18,440.1

INDUSTRIAL GOODS & SUPPLIES (8.1%)
     750,000  AK Steel Corporation, 9.13%,       778.1
              12/15/06
   1,000,000  Cemex, 9.50%, 9/20/01(c)           986.3
     300,000  Hutchinson Whampoa, 6.95%,         275.3
              8/1/07(a)(d)
   7,000,000  Merrill Lynch Hutchinson,        7,000.0
              7.49%, 08/26/00(c)
   4,000,000  Merrill Lynch Hutchinson,        4,000.0
              7.59%, 8/26/99(c)
   1,550,000  Office Depot, 0.00%,11/1/08      1,046.3
                                            ----------
              INDUSTRIAL GOODS & SUPPLIES     14,086.0

MULTIMEDIA (3.3%)
     300,000  Omnicom Group, 4.25%, 1/3/07       492.8
     750,000  Rogers Cablesystem, 10.00%,        815.6
              12/1/07
   3,500,000  TCI Communication, 6.38%,        3,496.9
              3/12/01
   1,000,000  Time Warner Pass-Thru,           1,018.8
              6.10%, 12/30/01(c)
                                            ----------
              MULTIMEDIA                       5,824.1

TECHNOLOGY (4.4%)
   9,500,000  Silicon Graphics, 5.25%,         7,659.4
              9/1/04

 64   PAYDEN & RYGEL INVESTMENT GROUP

 PRINCIPAL                                    VALUE
 OR SHARES        SECURITY DESCRIPTION        (000)
------------  ----------------------------  ----------
TRANSPORTATION (1.1%)
      40,000  Union Pacific Cap, 6.25%,     $  1,850.0
              4/1/28
                                            ----------
              CORPORATE BONDS                 53,418.6

FOREIGN BONDS (0.4%)
     750,000  Argentina, 10.95%,                 755.6
              11/1/99(c)
                                            ----------
              FOREIGN BONDS                      755.6

U.S. GOVERNMENT AGENCIES (22.8%)
   5,000,000  FHLB Discount Note               4,945.6
  35,000,000  FHLMC Discount Note             34,911.9
                                            ----------
              U.S. GOVERNMENT AGENCIES        39,857.5

U.S. TREASURY (25.8%)
  17,000,000  U.S. Treasury Notes, 5.63%,     17,221.3
              11/30/99
   1,500,000  U.S. Treasury Notes, 6.25%,      1,551.0
              8/31/00
  23,500,000  U.S. Treasury Strip, 0.00%,      6,951.3
              8/15/20
  17,000,000  US Treasury Notes, 6.63%,       19,293.6
              5/15/07
                                            ----------
              U.S. TREASURY                   45,017.2

INVESTMENT COMPANIES (2.2%)
   3,871,988  Dreyfus Treasury Cash            3,872.0
              Management Fund
                                            ----------
TOTAL (COST - $224,766.5)(a) (128.8%)       $224,868.0
                                            ==========

Percentages indicated are based on net assets of $174,612,155.

All of the securities listed above are held by the custodian in a segregated account.
At October 31, 1998, the Fund's open futures contracts were as follows:

 NUMBER                                        CURRENT       UNREALIZED
   OF                           EXPIRATION     MARKET      APPRECIATION/
CONTRACTS     CONTRACT TYPE        DATE         VALUE      (DEPRECIATION)
---------   ------------------  ----------   -----------   --------------
   360      30 Year Treasury
              Future               Dec-98    $46,406,250      $787,763

At October 31, 1998, the Fund's open options contracts were as follows:

                                                              UNREALIZED
CONTRACTS                           EXPIRATION   EXERCISE   APPRECIATION/
 WRITTEN        CONTRACT TYPE          DATE       PRICE     (DEPRECIATION)
---------   ----------------------  ----------   --------   --------------
  400       Call Option on 30 Year
              U.S. Treasury Future    Mar-99       $124      $(1,148,875)
  400       Put Option on 30 Year
              U.S. Treasury Future    Mar-99       $124          394,875
                                                             -----------
                                                             $  (754,000)
                                                             ===========

At October 31, 1998, the Fund's open swap contracts were as follows:

                                                      UNREALIZED
 NOTIONAL                                  SETTLE   APPRECIATION/
PRINCIPAL          CONTRACT TYPE            DATE    (DEPRECIATION)
----------  ----------------------------  --------  --------------
25,000,000  Lehman Brothers Index Return
              Swap                        11/01/98    $1,157,795
40,000,000  Lehman Brothers Index Return
              Swap                        12/01/98       251,697
                                                      ----------
                                                      $1,409,492
                                                      ==========

For the contract with the notional value of $25 million, the Fund pays at a rate equal to LIBOR (London Interbank Offered Rate) minus 0.15% and receives at a rate equal to the Lehman Government/Corporate Index. For the contract with the notional value of $40 million, the Fund pays at a rate equal to LIBOR plus 0.75% and receives at a rate equal to Lehman Corporate Index.

(a) For federal income tax purposes, cost is $224,766.5, and unrealized appreciation (depreciation) of securities is as follows:

           Unrealized appreciation         $ 2,151,405
           Unrealized depreciation          (2,049,891)
                                           -----------
           Net unrealized appreciation     $   101,514
                                           ===========

(b) Security was purchased on a delayed delivery basis.

(c) Security exempt from registration under Rule 144(a) of the Securities Act of 1993. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

                       See notes to financial statements.

                                                             ANNUAL REPORT    65

SHORT DURATION TAX EXEMPT FUND
  SCHEDULE OF PORTFOLIO INVESTMENTS
October 31, 1998

PRINCIPAL
OR SHARES       SECURITY DESCRIPTION       VALUE (000)
---------  ------------------------------  -----------
GENERAL OBLIGATIONS (44.4%)
LIMITED (2.8%)
  415,000  Denver, CO,
           7.75%, 11/15/21, pre-refunded
           11/15/01                         $   469.4
UNLIMITED (41.6%)
1,000,000  Dade County, FL (FGIC),
           12.00%, 10/01/01                   1,227.5
1,700,000  District of Columbia (MBIA),
           6.60%, 6/1/03(a)                   1,804.1
1,000,000  Lewisville, TX Indt. School
           Dist (PSF),
           6.25%, 8/15/02                     1,080.0
1,000,000  Minnesota State,
           4.00%, 11/1/01                     1,012.5
1,500,000  New York, NY,
           6.00%, 8/1/00                      1,560.0
  300,000  District of Columbia (MBIA),
           6.60%, 6/1/03, pre-refunded
           6/1/00                               319.5
                                           ----------
           UNLIMITED                          7,003.6
                                           ----------
           GENERAL OBLIGATIONS                7,473.0
REVENUE (51.7%)
AIRPORT (6.1%)
1,000,000  Denver, CO City/Co. Airport
           (MBIA),
           4.80%, 11/15/00                    1,023.8
HEALTH CARE (16.1%)
1,000,000  MO State Health & Educ.
           Facilities,
           4.25%, 12/1/99 (a)                 1,007.6
1,000,000  NY State Dormitory-Mental
           Health Svcs., 6.00%, 2/15/03       1,080.0
  615,000  Phila., PA Hosp. & Higher Ed.-
           Temple Univ.,
           5.00%, 11/15/00                      625.8
                                           ----------
           HEALTH CARE                        2,713.4
HOUSING (8.8%)
  450,000  AK Housing Finance Corp.
           (MBIA),
           4.35%, 12/1/98                       450.3
1,000,000  MI State Building Authority
           (AMBAC),
           5.00%, 10/1/00                     1,028.8
                                           ----------
           HOUSING                            1,479.1

PRINCIPAL
OR SHARES       SECURITY DESCRIPTION       VALUE (000)
---------  ------------------------------  -----------
RESOURCE RECOVERY (6.0%)
1,000,000  MA Industrial Finance Agency,
           4.20%, 12/1/99                   $ 1,001.8
STUDENT LOAN (6.0%)
1,000,000  New England Educ. Loan Mkt.
           Corp., 5.00%, 7/1/99               1,007.9
TRANSPORTATION (6.0%)
1,000,000  Pocahontas Parkway
           Association,
           5.00%, 8/15/05                     1,011.2
WATER & SEWER (2.7%)
  435,000  Portland, OR Sewer, 6.50%,
           6/1/00                               455.1
                                           ----------
           REVENUE                            8,692.3
INVESTMENT COMPANIES (2.3%)
  384,757  Dreyfus Tax Exempt Cash
           Management Fund                      384.8
                                           ----------
TOTAL (COST - $16,343.5)(b) (98.4%)         $16,550.1
                                           ----------
                                           ----------

FGIC: Financial Guaranty Insurance Company
MBIA: MBIA Insurance Corp.
PSF: Permanent School Fund
AMBAC: Ambac Assurance Corporation

Percentages indicated are based on net assets of $16,824,575.

(a) All or a portion of the security is held by the custodian in a segregated account.

(b) For federal income tax purposes, cost is $16,343.5, and unrealized appreciation (depreciation) of securities is as follows:

              Unrealized appreciation          $206,526
              Unrealized depreciation                --
                                               --------
              Net unrealized appreciation      $206,526
                                               --------
                                               --------

                       See notes to financial statements.

 66   PAYDEN & RYGEL INVESTMENT GROUP

TAX EXEMPT BOND FUND
  SCHEDULE OF PORTFOLIO INVESTMENTS
October 31, 1998

PRINCIPAL
OR SHARES       SECURITY DESCRIPTION       VALUE (000)
---------  ------------------------------  -----------
GENERAL OBLIGATIONS (34.6%)
LIMITED (5.9%)
  700,000  Clark Co., NV School Dist.
           (MBIA),
           5.88%, 6/15/13                   $   781.4
2,000,000  Massachusetts State (FGIC),
           5.00%, 8/1/07(a)                   2,132.5
1,000,000  Port of Seattle, WA,
           5.25%, 5/1/03                      1,052.5
                                           ----------
           LIMITED                            3,966.4
UNLIMITED (28.7%)
1,500,000  Charleston County., SC,
           5.75%, 6/1/08                      1,648.0
1,200,000  Chicago, IL, Metro. Water
           Reclamation Dist.,
           6.30%, 12/1/09                     1,365.0
1,760,000  Dade County, FL (AMBAC),
           7.70%, 10/1/08                     2,263.8
1,750,000  District of Columbia,
           5.75%, 6/1/10                      1,942.5
1,000,000  Florida St., Dept. of Trans.
           Right of Way,
           6.00%, 7/1/07                      1,145.0
1,000,000  Fort Worth, TX, Independent
           School Dist. (PSF),
           0.00%, 2/15/06                       741.2
1,000,000  Honolulu, HI, City & County,
           5.00%, 10/1/02                     1,041.2
1,600,000  Jersey City, NJ
           6.25%, 10/1/10                     1,878.0
1,200,000  Kingsport, TN Public
           Improvements,
           5.60%, 9/1/03                      1,291.5
  500,000  Lake Orion, MI Comm. School
           Dist. (AMBAC),
           5.80%, 5/1/15                        536.9
1,000,000  Mississippi State,
           5.80%, 6/1/09                      1,076.3
1,250,000  Pennsylvania State (MBIA),
           5.20%, 6/15/04                     1,331.3
1,000,000  Texas Public Finance
           Authority,
           5.38%, 10/1/03                     1,071.3
1,000,000  Virginia State,
           6.10%, 6/1/06                      1,105.0
1,000,000  Washington State,
           5.25%, 9/1/05                      1,075.0
                                            ---------
           UNLIMITED                         19,512.0
                                            ---------
           GENERAL OBLIGATIONS               23,478.4
REVENUE (59.6%)
AIRPORT (7.7%)
  700,000  Dade County, FL Aviation-Miami
           Int'l. (FSA),
           5.75%, 10/1/05                       770.0

PRINCIPAL
OR SHARES       SECURITY DESCRIPTION       VALUE (000)
---------  ------------------------------  -----------
1,200,000  L.A., CA, City Dept. of
           Airport (FGIC),
           5.50%, 5/15/07                   $ 1,309.5
2,000,000  Philadelphia, PA Authority
           (FGIC),
           5.00%, 7/1/08                      2,085.0
1,010,000  S.F., CA City & Co. Int'l
           Airport (FGIC),
           5.00%, 5/1/06                      1,071.9
                                           ----------
           AIRPORT                            5,236.4
EDUCATION (10.6%)
1,000,000  Avon, IN Community School
           Building Corp. (AMBAC),
           5.25%, 1/1/22                      1,021.2
1,600,000  District of Columbia,
           6.00%, 4/1/05(a)                   1,770.0
1,250,000  N.Y. State Dorm Authority
           (AMBAC),
           6.13%, 7/1/07(a)                   1,409.4
2,810,000  University of Texas Permanent,
           5.90%, 7/1/02(a)                   3,027.8
                                           ----------
           EDUCATION                          7,228.4
ELECTRIC & GAS (4.5%)
  300,000  City of Knoxville, TN Gas
           System,
           4.85%, 3/1/06                        307.5
  575,000  IN Municipal Power Agency
           (MBIA),
           5.13%, 1/1/01                        593.7
1,000,000  Long Island Power Authority
           (AMBAC),
           5.50%, 12/1/06                     1,095.0
1,000,000  MA Municipal Wholesale
           Electric Co.,
           6.38%, 7/1/01                      1,058.7
                                           ----------
           ELECTRIC & GAS                     3,054.9
HOUSING (4.0%)
  485,000  CA Housing Authority (MBIA),
           5.20%, 8/1/26                        496.5
1,000,000  ID Housing and Finance Assoc.,
           5.20%, 7/1/27(a)                   1,021.2
1,000,000  Virginia State Housing Dev.
           Authority,
           6.30%, 7/1/11(a)                   1,052.5
  170,000  Wisconsin Housing & Economic
           Dev.,
           5.30%, 11/1/05                       177.2
                                           ----------
           HOUSING                            2,747.4
POLLUTION CONTROL (5.9%)
  200,000  Harris Co., TX IDC-Exxon,
           3.40%, 3/1/24(b)                     200.0
1,400,000  MN Public Facilities
           Authorities,
           6.00%, 3/1/07                      1,589.0

                                                             ANNUAL REPORT    67

TAX EXEMPT BOND FUND
  SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
October 31, 1998

PRINCIPAL
OR SHARES       SECURITY DESCRIPTION       VALUE (000)
---------  ------------------------------  -----------
2,000,000  NY Environmental Facilities
           Corp. (MBIA),
           5.50%, 6/15/09(a)                $ 2,184.9
                                           ----------
           POLLUTION CONTROL                  3,973.9
RESOURCE RECOVERY (1.7%)
1,115,000  MA State Industrial Finance
           Agency,
           4.20%,12/1/99                      1,117.0
SALES TAX (1.6%)
1,000,000  RI Convention Center Authority
           (MBIA),
           6.40%, 5/15/05, pre-refunded
           05/15/01                           1,085.0
STUDENT LOAN (1.5%)
1,000,000  MA Educational Financing
           Authority (MBIA),
           4.55%, 12/1/06                       995.0
TRANSPORTATION (15.8%)
1,025,000  Arapahoe Co., CO, E-470,
           6.90%, 8/31/15, pre-refunded
           08/31/05                           1,227.4
1,500,000  Arapahoe Co., CO E-470,
           6.95%, 8/31/20, pre-refunded
           08/31/05                           1,801.9
1,000,000  MA Bay Transportation
           Authority,
           5.60%, 3/1/08                      1,108.8
1,500,000  NY Metro. Transportation
           Authority (MBIA),
           5.00%, 7/1/12                      1,541.2
2,500,000  Pocahontas Parkway Assoc.,
           5.25%, 8/15/07(a)                  2,546.9
1,465,000  Port Authority N.Y. & N.J.,
           5.80%, 12/1/12                     1,562.1
1,000,000  S.F., CA Bay Area Rapid
           Transit (AMBAC),
           4.75%, 7/1/23                        965.0
                                           ----------
           TRANSPORTATION                    10,753.3
WATER & SEWER (6.3%)
2,000,000  District of Columbia Water &
           Sewer Authority (FSA),
           5.50%, 10/1/17 (a)                 2,175.0
  500,000  Lower Bucks Co., PA Joint Muni
           Authority (FSA)
           5.00%, 11/15/15                      501.9

PRINCIPAL
OR SHARES       SECURITY DESCRIPTION       VALUE (000)
---------  ------------------------------  -----------
1,000,000  Ohio State Water Development
           Authority (AMBAC),
           5.70%, 6/1/09                    $ 1,093.8
  500,000  Portland, OR Sewer,
           6.50%, 6/1/00                        523.1
                                           ----------
           WATER & SEWER                      4,293.8
                                           ----------
           REVENUE                           40,485.1
SPECIAL TAX (3.9%)
1,000,000  CT State Special Tax
           Obligation,
           6.25%, 10/1/09, pre-refunded
           10/1/01                            1,090.0
1,380,000  Washington, D.C. Amer. Adv. of
           Science (AMBAC),
           6.00%, 01/01/08                    1,556.0
                                           ----------
           SPECIAL TAX                        2,646.0
INVESTMENT COMPANIES (0.4%)
  275,073  Dreyfus Tax Exempt Cash
           Management Fund                      275.1
                                           ----------
TOTAL (COST - $64,057.1)(c) (98.5%)         $66,884.6
                                           ----------
                                           ----------

AMBAC: AMBAC Indemnity Corporation
FGIC: Financial Guaranty Insurance Company
MBIA: MBIA Insurance Corp.
PSF: Permanent School Fund
FSA: Financial Security Assurance Inc.

Percentages indicated are based on net assets of $67,888,900.

(a) All or a portion of the security is held by the custodian in a segregated account.

(b) This security is a floating rate instrument.

(c) For federal income tax purposes, cost is $64,057.1, and unrealized appreciation (depreciation) of securities is as follows:

              Unrealized appreciation        $2,853,585
              Unrealized depreciation           (26,093)
                                             ----------
              Net unrealized appreciation    $2,827,492
                                             ==========

                       See notes to financial statements.

 68   PAYDEN & RYGEL INVESTMENT GROUP

BUNKER HILL MONEY MARKET FUND
  SCHEDULE OF PORTFOLIO INVESTMENTS
October 31, 1998

PRINCIPAL                                   AMORTIZED
OR SHARES       SECURITY DESCRIPTION       COST (000)
---------  ------------------------------  -----------
COMMERCIAL PAPER (65.8%)
DIVERSIFIED OPERATIONS (3.8%)
1,000,000  General Electric Credit Corp
           CP,
           5.50%, 11/18/98                  $ 1,000.0
ENERGY (3.8%)
1,000,000  Chevron Oil Commercial Paper,
           5.05%, 12/14/98                    1,000.0
FINANCE (28.1%)
1,000,000  American Express Credit,
           5.12%, 1/5/99                      1,000.0
1,000,000  American General Finance,
           5.15%, 1/5/99                      1,000.0
1,000,000  Associates Corporate Note,
           6.68%, 9/17/99                     1,012.1
1,000,000  CIT Group Holdings,
           6.10%, 8/9/99                      1,006.4
1,000,000  Credit Suisse First Boston,
           5.09%, 1/28/99                       987.6
  450,000  Dresdner Bank Commercial
           Paper,
           5.51%, 1/15/99                       450.0
1,000,000  Norwest Corp Commercial Paper,
           5.02%, 1/27/99                       987.9
1,000,000  UBS Commercial Paper,
           5.25%, 1/5/99                        990.5
                                            ---------
           FINANCE                            7,434.5
INDUSTRIAL MACHINERY & EQUIPMENT (3.7%)
1,000,000  Caterpillar Financial Service
           CP,
           5.02%, 1/13/99                       989.8
MULTIMEDIA (9.4%)
2,500,000  Walt Disney Commercial Paper,
           5.42%, 11/20/98                    2,492.8

PRINCIPAL                                   AMORTIZED
OR SHARES       SECURITY DESCRIPTION       COST (000)
---------  ------------------------------  -----------
TECHNOLOGY (9.4%)
2,500,000  IBM Credit Corp Commercial
           Paper,
           5.45%, 11/10/98                  $ 2,496.6
TRANSPORTATION (7.6%)
1,000,000  Ford Motor Credit CP,
           5.49%, 11/18/98                    1,000.0
1,000,000  General Motors Acceptance
           Corp,
           5.38%, 11/19/98                    1,000.0
                                            ---------
           TRANSPORTATION                     2,000.0
                                            ---------
           COMMERCIAL PAPER                  17,413.7
CERTIFICATES OF DEPOSIT (4.9%)
  300,000  Morgan Guaranty Bank CD,
           5.71%, 1/8/99                        300.0
1,000,000  Toronto Dominion CD,
           5.64%, 7/14/99                     1,002.6
                                            ---------
           CERTIFICATES OF DEPOSIT            1,302.6
COLLATERALIZED MORTGAGE OBLIGATION (2.0%)
  534,906  FNMA 92 60 C CMO,
           7.50%, 4/25/99                       536.9
                                            ---------
           COLLATERALIZED MORTGAGE
           OBLIGATION                           536.9
                                            ---------
U.S. GOVERNMENT AGENCIES (26.5%)
4,000,000  FHLB Discount Note                 3,997.2
3,000,000  FHLB Discount Note                 2,991.6
                                            ---------
           U.S. GOVERNMENT AGENCIES           6,988.8
INVESTMENT COMPANIES (1.0%)
  259,930  Dreyfus Treasury Cash
           Management Fund                      259.9
                                            ---------
TOTAL (COST - $26,501.9) (100.2%)           $26,501.9
                                            =========

Percentages indicated are based on net assets of $26,455,200.

                       See notes to financial statements.

                                                             ANNUAL REPORT    69

HIGH INCOME FUND
  SCHEDULE OF PORTFOLIO INVESTMENTS
October 31, 1998

PRINCIPAL
OR SHARES       SECURITY DESCRIPTION       VALUE (000)
---------  ------------------------------  -----------
ASSET BACKED SECURITIES (4.0%)
  250,000  Ford 1998 A Class D,
           7.50%, 5/15/03(a)                $   245.0
1,000,000  Ford 98-B,
           7.50%, 11/15/03(a)                   980.0
1,000,000  Gramercy,
           8.94%, 10/25/02(a)                   972.5
  750,000  Triangle Funding LTD,
           7.76%, 10/15/03(a)                   711.6
  750,000  Triangle Funding,
           7.60%, 10/15/05(a)                   709.6
                                            ---------
           ASSET BACKED SECURITIES            3,618.7
COLLATERALIZED BOND OBLIGATIONS (0.3%)
  250,000  Ares Leveraged Bond,
           9.77%, 11/30/04(a)                   249.4
                                            ---------
           COLLATERALIZED BOND
           OBLIGATIONS                          249.4
COMMERCIAL PAPER (4.9%)
4,500,000  American Express Credit,
           5.18%, 11/2/98                     4,500.0
                                            ---------
           COMMERCIAL PAPER                   4,500.0
PREFERRED STOCK (2.2%)
   10,278  Cablevision PFD, 11.13%            1,104.9
    1,064  Granite Broadcasting, 12.75%         861.6
                                            ---------
           PREFERRED STOCK                    1,966.5
FOREIGN BONDS (2.5%)
1,000,000  Argentina Global,
           11.38, 1/30/17                       967.5
1,500,000  Mexican UTD STS,
           8.63%, 3/12/08                     1,338.7
                                            ---------
           FOREIGN BONDS                      2,306.2
CORPORATE BONDS (78.9%)
BUILDING & CONSTRUCTION (2.7%)
  750,000  Cathay International,
           13.00%, 4/15/08 (a)                  300.0
1,000,000  Cemex,
           12.75%, 7/15/06(a)                 1,040.0
1,000,000  Kaufman & Bros. Home,
           9.63%, 11/15/06                    1,040.0
                                            ---------
           BUILDING & CONSTRUCTION            2,380.0
CABLE SYSTEMS (10.4%)
1,500,000  Adelphia Communications,
           10.50%, 7/15/04                    1,612.5
1,800,000  Classic Cable,
           9.88%, 8/1/08(a)                   1,835.9
1,315,000  Century Communications,
           8.38%, 12/15/07                    1,354.5
1,000,000  CSC Holdings Inc.,
           9.25%, 11/1/05                     1,055.0
  750,000  Jones Intercable,
           9.63%, 3/15/02                       810.0

PRINCIPAL
OR SHARES       SECURITY DESCRIPTION       VALUE (000)
---------  ------------------------------  -----------
1,250,000  Lenfest Communication,
           8.38%, 11/1/05                   $ 1,350.0
1,400,000  Rogers Cablesystem,
           10.00%, 12/1/07                    1,522.5
                                            ---------
           CABLE SYSTEMS                      9,540.4
CONSUMER CYCLICALS (2.0%)
2,000,000  Revlon Cons Products,
           8.63%, 2/1/08                      1,800.0
CONSUMER STAPLES (2.6%)
1,500,000  HMH Properties,
           7.88%, 8/1/08                      1,451.2
1,000,000  Jitney-Jungle Stores,
           10.38%, 9/15/07                      960.0
                                            ---------
           CONSUMER STAPLES                   2,411.2
ENERGY AND UTILITIES (6.7%)
1,000,000  CAL Energy Company,
           9.50%, 9/15/06                     1,098.8
1,000,000  Calpine Corp.,
           9.25%, 2/1/04                      1,025.0
1,250,000  Cliffs Drilling,
           10.25%, 5/15/03                    1,312.4
1,250,000  Gulf Canada Resources Limited,
           9.25%, 1/15/04                     1,259.4
  500,000  Gulf Canada Resources,
           9.63%, 7/1/05                        493.8
1,000,000  Nuevo Energy, 8.88%,
           6/1/08(a)                            985.0
                                            ---------
           ENERGY AND UTILITIES               6,174.4
FINANCIALS (7.7%)
1,500,000  Bay View Capital,
           9.13%, 8/15/07                     1,335.0
  750,000  Contifinancial Corporation,
           8.38%, 8/15/03                       480.0
3,000,000  Credit Suisse First Boston,
           8.09%, 8/26/99(a)                  3,000.0
2,000,000  GS Escrow Corp,
           6.75%, 8/1/03(a)                   1,870.0
  500,000  IBJ International Preferred,
           8.79%, 12/29/49                      390.0
                                            ---------
           FINANCIALS                         7,075.0
GAMING (5.9%)
1,000,000  Boyd Gaming Corp.,
           9.50%, 7/15/07                       960.0
1,000,000  Grand Casinos,
           9.00%, 10/15/04                    1,030.0
  500,000  Grand Casinos,
           10.13%, 12/1/03                      525.0

 70   PAYDEN & RYGEL INVESTMENT GROUP

PRINCIPAL
OR SHARES       SECURITY DESCRIPTION       VALUE (000)
---------  ------------------------------  -----------
  250,000  Hollywood Casino,
           12.75%, 11/1/03                  $   247.5
1,500,000  Horseshoe Gaming,
           9.38%, 6/15/07                     1,447.6
1,250,000  Station Casinos,
           9.63%, 6/1/03                      1,243.7
                                            ---------
           GAMING                             5,453.8
HEALTH CARE (2.2%)
1,000,000  Genesis Health,
           9.75%, 6/15/05                       918.8
1,090,000  Tenet Healthcare,
           8.63%, 12/1/03                     1,133.6
                                            ---------
           HEALTH CARE                        2,052.4
INDUSTRIAL GOODS AND SERVICES (8.6%)
1,500,000  American Standard,
           7.38%, 2/1/08                      1,492.5
1,500,000  Columbus McKinnon,
           8.50%, 4/1/08                      1,395.0
1,500,000  Federal Mogul Co,
           7.75%, 7/1/06                      1,488.0
  250,000  Hayes Wheels International,
           11.00%, 7/15/06                      270.0
1,250,000  Mark IV Industrial,
           7.50%, 9/1/07(a)                   1,212.5
  500,000  Navistar International,
           8.00%, 2/1/08                        485.0
1,000,000  Owens-Illinois Incorporated,
           7.85%, 5/15/04                     1,045.0
  500,000  Ryerson Tull, Incorporated,
           8.50%, 7/15/01                       510.6
                                            ---------
           INDUSTRIAL GOODS AND SERVICES      7,898.6
MULTIMEDIA (10.3%)
1,500,000  Chancellor Media,
           8.13%, 12/15/07                    1,432.5
  250,000  Globo Communicacoes,
           10.63%, 12/5/08(a)                   142.5
1,000,000  Granite Broadcasting,
           8.88%, 5/15/08                       860.0
1,000,000  Grupo Televisa,
           11.88%, 5/15/06                      980.0
1,500,000  HMV Media Group,
           10.25%, 5/15/08(a)                 1,215.0
  500,000  Jacor Communication Co.,
           9.75%, 12/15/06                      542.5
1,500,000  Loews Cineplex,
           8.88%, 8/1/08(a)                   1,462.5
  500,000  Multicanal,
           10.50%, 2/1/07                       382.5
1,000,000  Primedia Inc,
           7.63%, 4/1/08                        975.0
1,500,000  Sinclair Broadcasting,
           9.00%, 7/15/07                     1,455.0
                                            ---------
           MULTIMEDIA                         9,447.5

PRINCIPAL
OR SHARES       SECURITY DESCRIPTION       VALUE (000)
---------  ------------------------------  -----------
TECHNOLOGY (2.2%)
2,000,000  Unisys Corp.,
           7.88%, 4/1/08                    $ 2,020.0
TELECOMMUNICATIONS (16.2%)
1,000,000  Clearnet Communications,
           0.00%, 12/15/05                      795.0
1,500,000  Comcast Cellular,
           9.50%, 5/1/07                      1,522.5
1,000,000  Flag Limited,
           8.25%, 1/30/08(a)                    950.0
1,500,000  GST USA Inc.,
           0.00%, 12/15/05                      975.0
2,000,000  Intermedia Communications,
           8.60%, 6/1/08                      1,895.0
1,500,000  IXC Communications Inc.,
           9.00%, 4/15/08                     1,470.0
1,500,000  Level 3 Communications,
           9.13%, 5/1/08                      1,395.0
2,000,000  Mcleodusa Inc.,
           9.25%, 7/15/07                     1,990.0
1,000,000  Nextlink Comm.,
           9.00%, 3/15/08                       900.0
  500,000  Nextlink Comm.,
           9.45%, 4/15/08                       260.0
1,500,000  Orange PLC,
           8.00%, 8/1/08                      1,447.5
1,500,000  RSL Comm.,
           9.13%, 3/1/08                      1,245.0
                                            ---------
           TELECOMMUNICATIONS                14,845.0
TRANSPORTATION (1.4%)
1,250,000  Northwest Airlines
           Corporation,
           8.38%, 3/15/04                     1,243.8
                                            ---------
           CORPORATE BONDS                   72,342.1
INVESTMENT COMPANIES (5.2%)
4,789,921  Dreyfus Treasury Cash
           Management Fund                    4,789.9
                                            ---------
TOTAL (COST - $94,671.2) (b) (98.0%)        $89,772.8
                                            =========

Percentages indicated are based on net assets of $91,668,810.

(a) Security exempt from registration under Rule 144(a) of the Securities Act of 1993. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(b) For federal income tax purposes, cost is $94,684.7, and unrealized appreciation (depreciation) of securities is as follows:

           Unrealized appreciation         $   196,074
           Unrealized depreciation          (5,107,972)
                                           -----------
           Net unrealized depreciation     $(4,911,898)
                                           ===========

                       See notes to financial statements.

                                                             ANNUAL REPORT    71

VALUE STOCK FUND
  SCHEDULE OF PORTFOLIO INVESTMENTS
October 31, 1998

 SHARES        SECURITY DESCRIPTION       VALUE (000)
---------  -----------------------------  -----------
COMMON STOCKS (74.4%)
BASIC INDUSTRIES (7.0%)
    5,800  Arch Coal Inc.                 $    103.3
   21,780  Bethlehem Steel
           Corporation(a)                      196.0
    8,170  Boise Cascade Office
           Products(a)                          75.1
   13,290  Commonwealth Industries Inc.        100.5
    5,360  Crompton & Knowles Corp.             86.1
    3,810  FMC Corp.(a)(c)                     194.5
    4,670  Lyondell Chemical Co.                78.8
   16,960  Methanex Corporation(a)              98.6
   10,030  Morton International(c)             249.5
   11,900  National Steel Corp. - Cl B          76.6
    8,430  Solutia Inc.                        184.9
   14,220  Walter Industries Inc.(a)(c)        199.1
                                          ----------
           BASIC INDUSTRIES                  1,643.0
CAPITAL GOODS (3.1%)
    4,780  Lear Corporation(a)(c)              153.6
    4,530  McDermott International Inc.        132.8
   14,540  Reynolds & Reynolds Company         261.7
    8,835  Smith (A.O.) Corp.(c)               180.6
                                          ----------
           CAPITAL GOODS                       728.7
CONSUMER CYCLICALS (13.1%)
   19,630  Aztar Corp.(a)                      101.8
    5,850  A H Belo Corp.                      106.4
    5,110  Burlington Coat Factory WHRS         76.7
   25,100  Charming Shoppes(a)                  94.1
   11,470  Cordiant Communications Group       111.8
   11,430  Danaher Corp.(c)                    456.5
   13,040  Hasbro Inc.(c)                      457.2
    9,480  Hertz Corp.-Cl A(c)                 339.5
   14,650  Hollinger International
           Inc.(c)                             190.5
    7,140  Host Meriott Corp.(a)               103.5
    7,040  Information Resources Inc.(a)        55.9
   30,110  Johns Manville Corparation(c)       395.2
    3,750  Mohawk Industries Inc.(a)           113.2
    3,960  Saks Inc.(a)                         90.1
   16,740  Terra Industries Inc.               125.6
    9,650  Viad Corp.(c)                       264.8
                                          ----------
           CONSUMER CYCLICALS                3,082.8
CONSUMER STAPLES (5.5%)
   12,120  Advantica Restaurant Group(a)        77.2
    9,820  Dial Corp.(c)                       270.7
    4,970  Keebler Foods Co.(a)                142.9
   13,110  Perrigo Company(a)                  104.1
   32,900  Whitman Corp.(c)                    705.3
                                          ----------
           CONSUMER STAPLES                  1,300.2
ENERGY (4.4%)
    9,270  Ashland Inc.(c)                     446.1
    4,220  Tidewater Inc.                      119.5
   17,070  Tosco Corporation(c)                479.0
                                          ----------
           ENERGY                            1,044.6

 SHARES        SECURITY DESCRIPTION       VALUE (000)
---------  -----------------------------  -----------
FINANCIALS (18.2%)
    4,870  ARM Financial                  $     93.4
    7,210  Advanta Corp.                        86.1
   12,030  Ambac Financial Group Inc.(c)       700.0
    5,140  American Annuity Group Inc.         118.2
    3,850  AmerUs Life Holdings Inc.            92.9
    3,390  W R Berkley Corp.                   102.2
   24,950  Capstead Mortgage Corp.              78.0
   22,040  Duke Realty Investments(c)          526.2
    6,370  Everest Reins Hldgs Poison
           Pill                                  0.1
    6,370  Everest Reinsurance Holdings
           Inc.                                219.4
    6,930  Frontier Insurance Group            113.0
    4,160  Heller Financial Corp.(a)            99.8
    6,970  Liberty Financial
           Companies(c)                        175.1
   18,050  Mackenzie Financial Corp.           203.1
    4,430  Old Republic International
           Corporation                          84.2
   19,180  Protective Life Corp.(c)            710.9
    6,710  Provident Companies Inc.            195.0
    4,435  Raymond James Financial Inc.        101.7
    8,510  Reinsurance Group of
           America(c)                          469.1
    3,820  Simon Property Group Inc.           114.4
                                          ----------
           FINANCIALS                        4,282.8
HEALTH CARE (7.4%)
   24,820  Allegiance Corporation(c)           923.0
   18,320  Apria Healthcare Group
           Inc.(a)                              74.4
   53,990  Laboratory CRP of American
           Hldgs(a)                             87.7
   24,030  Quest Diagnostics Inc.(a)(c)        399.5
    3,390  Wellpoint Health
           Network(a)(c)                       249.6
                                          ----------
           HEALTH CARE                       1,734.2
TECHNOLOGY (14.5%)
   10,890  Adaptec Inc.(a)                     176.3
    6,890  Andrew Corp.(a)                     112.8
   21,560  Apple Computer, Inc.(a)(c)          800.4
   13,060  Cirrus Logic Inc.(a)                126.9
   18,590  CompuCom Systems Inc.(a)             90.6
    3,490  Lexmark International Group
           Inc.(a)(c)                          244.1
   26,850  Quantum Corp.(a)(c)                 469.9
   21,540  Silicon Graphics Inc.(a)            242.3
    8,730  Sterling Software Inc.(a)           228.6
   12,470  Storage Tech Corp.(a)(c)            417.0
   22,190  Thermo Instruments
           Systems(a)(c)                       270.4
   10,500  Wang Laboratories(a)(c)             224.4
                                          ----------
           TECHNOLOGY                        3,403.7
TRANSPORTATION (1.2%)
    9,960  Consolidated Freightways
           Corp.(a)                            107.7
    3,200  U.S. Airways(a)(c)                  181.0
                                          ----------
           TRANSPORTATION                      288.7
TOTAL COMMON STOCKS (COST - $20,142.4)      17,508.7

 72   PAYDEN & RYGEL INVESTMENT GROUP

 SHARES        SECURITY DESCRIPTION       VALUE (000)
---------  -----------------------------  -----------
U.S. GOVERNMENT AGENCY (16.9%)
4,000,000  FHLB Discount Note(c)          $  3,975.1
                                          ----------
           U.S. GOVERNMENT AGENCY (COST-
           $3,975.1)                         3,975.1
INVESTMENT COMPANIES (8.7%)
2,058,572  Dreyfus Treasury Cash
           Management Fund
           (Cost - $2,058.6)                 2,058.6
                                          ----------
TOTAL (COST - $26,176.1) (b) (100.0%)     $ 23,542.4
                                          ==========

Percentages indicated are based on net assets of $23,543,916.

At October 31, 1998, the Fund's open futures contracts were as follows:

 NUMBER                                                   CURRENT       UNREALIZED
   OF                                       EXPIRATION     MARKET     APPRECIATION/
CONTRACTS           CONTRACT TYPE              DATE        VALUE      (DEPRECIATION)
---------   -----------------------------   ----------   ----------   --------------
   26       December Russell 2000 Futures     Dec-98     $4,953,000      $441,913

(a) Non-income producing security.

(b) For federal income tax purposes, cost is $26,190.7, and unrealized appreciation (depreciation) of securities is as follows:

            Unrealized appreciation        $   803,051
            Unrealized depreciation         (3,451,380)
                                           -----------
            Net unrealized depreciation    $(2,648,329)
                                           ===========

(c) All or a portion of the security is held by custodian in a segregated account.

                       See notes to financial statements.

                                                             ANNUAL REPORT    73

GROWTH STOCK FUND
  SCHEDULE OF PORTFOLIO INVESTMENTS
October 31, 1998

 SHARES          SECURITY DESCRIPTION       VALUE (000)
---------   ------------------------------  -----------
COMMON STOCKS (95.3%)
 BASIC INDUSTRIES (15.1%)
  3,270     Alpine Group Inc.(a)             $   55.2
  2,220     Ecolab Inc.                          66.3
  1,130     Lafarge Corporation                  38.1
  1,320     MacDermid Inc.                       48.4
  1,510     Martin Marietta Materials Inc.       74.1
    270     Southdown Inc.                       14.7
    430     Vulcan Materials Co.                 51.0
    770     Wausau-Mosinee Paper Corp.           13.4
                                             --------
            BASIC INDUSTRIES                    361.2
CAPITAL GOODS (19.2%)
    960     American Power Conversion(a)         40.7
    970     Cognex Corp.(a)                      15.0
  2,040     Crane Company                        58.8
  3,400     Griffon Corp.(a)                     33.4
  7,190     JLG Industries Inc.                 119.1
  2,150     Jacobs Engineering Group(a)          70.1
    330     Lear Corporation(a)                  10.6
  3,190     Spartech Corp.                       57.4
  3,510     Thermedics Inc.(a)                   37.7
    710     Wallace Computer Service Corp.       15.5
                                             --------
            CAPITAL GOODS                       458.3
COMMUNICATIONS (4.6%)
  1,930     Century Telephone Enterprise        109.6
CONSUMER CYCLICALS (19.1%)
  1,790     Aaron Rents Inc.                     26.4
  1,660     Abercrombie & Fitch Co.(a)           65.9
    270     Central Newspapers Inc.              17.8
  1,700     Danaher Corp.                        67.9
  3,600     DeVry Inc.(a)                        79.2
  1,370     International Game Technology        30.9
    530     International Speedway Corp.
            Class A                              16.4
  2,140     Jones Apparel Group Inc.(a)          36.9
    370     Media General Inc.                   16.6
    410     Meredith Corp.                       15.2
    250     Payless Shoesource Inc.(a)           11.7
  2,550     Viad Corp.                           70.0
                                             --------
            CONSUMER CYCLICALS                  454.9
CONSUMER STAPLES (3.2%)
  1,590     IHOP Corp.(a)                        62.4
    900     United Video Satellite
            Group(a)                             14.3
                                             --------
            CONSUMER STAPLES                     76.7
ENERGY (0.3%)
    750     Varco International Inc.(a)           8.1

 SHARES          SECURITY DESCRIPTION       VALUE (000)
---------   ------------------------------  -----------
FINANCIALS (14.6%)
  1,170     Executive Risk Inc.              $   55.6
  2,385     Keycorp                              72.3
    560     Legg Mason Inc.                      14.9
    450     Metris Company Inc.                  14.8
  1,220     Orion Capital Corp.                  41.7
  3,090     Presidential Life Corp.              56.0
  2,040     Protective Life Corp.                75.6
    230     Transatlantic Holdings Inc.          17.9
                                             --------
            FINANCIALS                          348.8
HEALTH CARE (9.2%)
  8,000     Bio-Technology General
            Corp.(a)                             58.5
    760     First Health Group Corp.(a)          17.5
  3,330     Health Mgmt Associates
            Inc.-A(a)                            59.3
  1,190     Lincare Holdings Inc.(a)             47.5
  3,930     Luxottica Group                      35.4
                                             --------
            HEALTH CARE                         218.2
TECHNOLOGY (8.8%)
  2,530     Altera Corp.(a)                     105.3
  3,570     Coherent Inc.(a)                     41.9
  1,520     Excel Switching Corp.(a)             30.8
  4,310     X-Rite Inc.                          30.7
                                             --------
            TECHNOLOGY                          208.7
UTILITIES (1.2%)
  1,080     Washington Gas Light Co.             28.6
                                             --------
TOTAL COMMON STOCKS (COST - $2,498.8)           2,273.1
INVESTMENT COMPANIES (5.3%)
125,256     Dreyfus Treasury Cash
              Management Fund
              (Cost - $125.3)                   125.3
                                             --------
TOTAL (COST - $2,624.1)(b) (100.6%)          $2,398.4
                                             ========

Percentages indicated are based on net assets of $2,384,294.

(a) Non-income producing security.

(b) For federal income tax purposes, cost is $2,624.1, and unrealized appreciation (depreciation) of securities is as follows:

              Unrealized appreciation         $ 109,209
              Unrealized depreciation          (334,899)
                                              ---------
              Net unrealized depreciation     $(225,690)
                                              =========

                       See notes to financial statements.

 74   PAYDEN & RYGEL INVESTMENT GROUP

  NOTES TO FINANCIAL STATEMENTS
October 31, 1998
1.   ORGANIZATION

Each of the Payden & Rygel Global Short Bond Fund, Payden & Rygel Global Fixed Income Fund, Payden & Rygel Short Duration Tax Exempt Fund, Payden & Rygel Tax Exempt Bond Fund, Payden & Rygel U.S. Government Fund, Payden & Rygel Limited Maturity Fund, Payden & Rygel Short Bond Fund, Payden & Rygel Intermediate Bond Fund, Payden & Rygel Investment Quality Bond Fund, Payden & Rygel Market Return Fund, Payden & Rygel Total Return Fund, Payden & Rygel Global Balanced Fund, Payden & Rygel International Equity Fund, Payden & Rygel European Growth & Income Fund, Payden & Rygel Growth & Income Fund, Payden & Rygel Bunker Hill Money Market Fund, Payden & Rygel High Income Fund, Payden & Rygel Value Stock Fund and Payden & Rygel Growth Stock Fund (the "Funds") is a series of The Payden & Rygel Investment Group (the "Group"). The Group, except for the Payden & Rygel Bunker Hill Money Market Fund, is a no-load, open-end management investment company organized as a Massachusetts business trust on January 22, 1992 and registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Bunker Hill Money Market Fund's Class D Shares are subject to a Distribution Plan. Each of the Funds, other than the International Equity and High Income Funds, has been classified as non-diversified. As provided in the 1940 Act, a diversified fund has, with respect to at least 75% of its total assets, no more than 5% of its total assets invested in the securities of one issuer, plus cash and cash items, Government securities, and securities of other investment companies.

The objective of the Global Short Bond, Global Fixed Income, Global Balanced, U.S. Government, Limited Maturity, Short Bond, Intermediate Bond, Investment Quality Bond and Total Return Funds is to realize a high level of total return consistent with preservation of capital. The Limited Maturity Fund further seeks to earn a total return that, over time, is greater than that available from money market funds. In order to achieve these objectives, each Fund invests primarily in debt obligations. The Limited Maturity, Short Bond, Intermediate Bond, Investment Quality Bond and Total Return Funds invest in debt obligations of the U.S. Treasury, U.S. government agencies, U.S. dollar-denominated foreign and domestic public corporations and mortgage-backed securities. The U.S. Government Fund primarily invests in debt obligations of the U.S. Treasury, U.S. government agencies and mortgage-backed securities.

The Global Short Bond and Global Fixed Income Funds invest primarily in U.S. and foreign government notes and bonds and U.S. and foreign corporate debt securities. The Global Short Bond, Global Fixed Income and Total Return Funds can also have substantial investments in foreign currency contracts. The objective of the Short Duration Tax Exempt and Tax Exempt Bond Funds is to earn federal tax-free income by investing in debt obligations which are exempt from federal income tax and consistent with preservation of capital. The objective of the Market Return Fund is to provide a total return in excess of the Standard & Poor's 500 Stock Index ("S&P 500 Index"). To

                                                             ANNUAL REPORT    75

October 31, 1998

achieve this objective, the Market Return Fund invests primarily in equity-based investments, such as stock index futures contracts and equity swap contracts, as well as in fixed income securities.

The objective of the Global Balanced Fund is to realize a high level of total return consistent with preservation of capital. This Fund invests in common stocks, bonds and money market instruments of both domestic and foreign issuers. The Global Balanced Fund can also have investments in foreign currency contracts.

The objective of the International Equity Fund is long-term capital appreciation. This Fund invests in equity securities (common and preferred stock) of issuers whose corporate headquarters are outside the United States ("foreign equities"). Normally, the Fund's assets are invested in securities of issuers headquartered in at least five different countries.

The Growth & Income Fund seeks to provide growth of capital and some current income. To achieve these objectives the Growth & Income Fund normally invests approximately half of its assets in the ten stocks in the Dow Jones Industrial Average with the highest dividend yields. This strategy is commonly referred to as investing in the "dogs" of the Dow. The remaining assets are invested in securities intended to replicate the total return of the S&P 500 Index, normally Standard & Poor's Depositary Receipts or additional common stocks.

The European Growth & Income Fund normally invests its assets in common stocks of approximately ten issuers located in each of France, Germany, the Netherlands and the United Kingdom. In each country, the Fund selects the ten stocks with the highest dividend yield. These stocks come from among the thirty issuers with the largest market capitalizations which are included in each country's leading stock index. The Fund, also known as the "Euro Dogs" Fund, follows investment objectives and policies that are analogous to the Group's Growth & Income Fund.

The Bunker Hill Money Market Fund invests in only high-quality corporate, bank, and government debt instruments that Payden & Rygel (the "Adviser") believes present minimal credit risk. To be considered high-quality, a security generally must be rated in one of the two highest categories for short-term securities by at least two nationally recognized rating services or, if unrated, must be determined by the Adviser to be of comparable quality. The Fund must limit its investments to securities with remaining maturities of 397 days or less and must maintain a dollar-weighted average maturity of 90 days or less.

The High Income Fund invests in a portfolio of higher yielding, below investment grade bonds. Securities below investment grade are speculative and subject to greater market fluctuations and greater risk of loss of principal and income than higher rated bonds. The Fund invests at least 65% of its assets in high yield bonds and up to 20% of its total assets in convertible bonds, preferred stocks, Brady bonds or "emerging market" bonds.

 76   PAYDEN & RYGEL INVESTMENT GROUP

The Value Stock Fund seeks long-term capital appreciation by investing in stocks with a value discipline. Companies selected for investment exhibit one or more of the following criteria: (a) a share price which appears to be inexpensive relative to the growth rate of cash flow or the growth rate of sales; (b) an ability to generate free cash flow internally; and (c) a positive catalyst, e.g., a new product.

The Growth Stock Fund seeks long-term capital appreciation by investing in stocks with a growth discipline. Companies selected for investment exhibit one or more of the following criteria: (a) a potential expansion in profitability based on factors such as industry and the company's competitive advantages; (b) a potential to achieve above average returns on equity; and (c) above average growth in earnings before interest and taxes.

There can, however, be no assurance that any of the Funds' investment objectives will be achieved.

Each of the Funds offer Class R shares. The Bunker Hill Money Market Fund also offers Class D shares. Class D shares are subject to certain fees under a distribution plan (the "Distribution Plan"); Class R shares do not participate in the Distribution Plan. Class D shares pay the Distributor an annual fee of up to 0.35% of the average daily net assets of the Fund attributable to Class D shares, in accordance with Rule 12b-1 under the 1940 Act.

The Group is authorized to issue an unlimited number of shares of each class, which are units of beneficial interest.

2.   SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the
Funds:

Securities Valuation

Domestic and foreign fixed income securities and other assets for which market quotations are readily available (other than obligations with remaining maturities of 60 days or less) are valued on the basis of quotations obtained from dealers or pricing services with consideration of such factors as institutional-sized trading in similar groups of securities, quality, yield, coupon rate, maturity, type of issue, trading characteristics and other market data. Options, futures, swaps and other similar assets are valued at the last available bid price in the case of listed securities or on the basis of information provided by the institution with which the Fund entered into the transaction in the case of other securities. Investments in investment companies are valued at their net asset values as reported by such companies. Securities for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to guidelines established by the Board of Trustees. Debt securities with remaining maturities of sixty days or less are valued on an amortized cost basis unless the Adviser determines that such basis does not represent fair value. Non-U.S.

                                                             ANNUAL REPORT    77

October 31, 1998

dollar securities are translated into U.S. dollars using the spot exchange rate at the close of the London market. The differences between cost and market of investments are reflected as either unrealized appreciation or depreciation.

Equity securities listed or traded on any domestic (U.S.) securities exchange are valued at the last sale prices or, if there have been no sales during the day, at the last bid prices. Securities traded only on the over-the-counter market are valued at the latest bid prices. Foreign equity securities are valued based upon the last sale prices on the foreign exchange or market on which they are principally traded as of the close of the appropriate exchange or, if there have been no sales during the day, at the last bid prices. Money market investments are valued at amortized cost, which approximates market value. Under the amortized cost valuation method, discount or premium is amortized on a constant basis to the maturity of the security.

Investment Transactions and Related Income

Investment transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on the accrual basis. All premiums and discounts are amortized or accreted for both financial statement and tax reporting purposes as required by Federal income tax regulations. Dividend income is recorded on the ex-dividend date. Realized gains or losses on investment transactions are determined on the identified cost basis.

Foreign Currency Translation

The accounting records of the Funds are maintained in U.S. dollars. The Global Short Bond, Global Fixed Income, Global Balanced, International Equity and Total Return Funds may purchase securities that are payable in foreign currencies. For these five Funds, investment securities, other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rates. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rates on the dates of the transactions.

Each of these five Funds isolates that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held.

Reported net realized foreign exchange gains or losses arise from sales and maturities of securities, purchases and sales of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the differences between the amounts of interest or expenses recorded on each of these Fund's books and the U.S. dollar equivalents of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, including investments in securities, resulting from changes in the exchange rates.

 78   PAYDEN & RYGEL INVESTMENT GROUP

Repurchase Agreements

Any of the Funds may enter into repurchase agreements (agreements to purchase U.S. Treasury notes and bills, subject to the seller's agreement to repurchase them at a specified time and price) with well-established registered securities dealers or banks. Repurchase agreements are the equivalent of loans by the Funds. With respect to such agreements, it is each Fund's policy to take possession of the underlying securities and, on a daily basis, mark-to-market such securities to ensure that the value, including accrued interest, is at least equal to the amount to be repaid to each Fund under each agreement.

Options Transactions

When any of the Funds (except the Bunker Hill Money Market Fund, which does not invest in any option transactions) writes a covered call or put option, an amount equal to the premium received is included in that Fund's statement of assets and liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. If a written put option is exercised, the cost of the security acquired is decreased by the premium originally received. As writer of an option, the Fund has no control over whether the underlying securities are subsequently sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the security underlying the written option.

When any of the Funds (except Bunker Hill Money Market Fund, which does not invest in any option transactions) purchases a call or put option, an amount equal to the premium paid is included in that Fund's statement of assets and liabilities as an investment, and is subsequently marked-to-market to reflect the current market value of the option. If an option expires on the stipulated expiration date or if a Fund enters into a closing sale transaction, a gain or loss is realized. If a Fund exercises a call option, the cost of the security acquired is increased by the premium paid for the call. If a Fund exercises a put option, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. Written and purchased options are non-income producing securities.

The option techniques are used to hedge against changes in interest rates, foreign currency exchange rates or security prices in order to establish more definitely the effective return on securities or currencies held or intended to be acquired by a Fund, to reduce the volatility of the currency exposure associated with investment in non-U.S. securities, or as an efficient means of adjusting exposure to the bond, equity and currency markets and not for speculation.

                                                             ANNUAL REPORT    79

October 31, 1998

Futures Contracts

Any Fund (except the Bunker Hill Money Market Fund) may purchase or sell futures contracts and options on futures contracts, which provide for the future sale by one party and purchase by another party of a specified quantity of a financial instrument or foreign currency at a fixed price on a future date. Upon entering into such a contract, a Fund is required to deposit and maintain as collateral such initial margin as required by the exchange on which the contract is traded. Pursuant to the contract, that Fund agrees to receive from or pay to the broker an amount equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded as unrealized gains or losses by that Fund. When the contract is closed, that Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The Funds may invest in futures contracts to hedge against anticipated future changes in interest or exchange rates or security prices. The potential risk to the Funds is that the change in value of the underlying securities may not correlate to the change in value of the contracts, or that the counterparty defaults.

The Market Return, Global Balanced, Growth & Income, European Growth & Income, International Equity, Value Stock and Growth Stock Funds may invest in stock index futures contracts, each of which is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Variation margin accounting procedures as discussed above apply to these index futures contracts. Each Fund invests in these futures contracts to meet its objectives at a lower cost than investing directly in equity securities, while permitting the equivalent of an investment in a portfolio of equity securities. The potential risk to a Fund is that the change in value of the underlying index may not correlate to the change in value of the contracts.

Equity Swap Contracts

The Market Return, Global Balanced, Growth & Income and European Growth & Income Funds may enter into equity swap transactions, each of which involves an agreement between the Fund and another party to exchange payments calculated as if they were interest on a fictitious ("notional") principal amount. A Fund will typically pay a floating rate of interest and receive the total return of a specified equity index. A Fund usually enters into such transactions on a "net" basis, with the Fund receiving or paying, as the case may be, only the net amounts of the two payment streams. The net amount of the excess or deficiency, if any, of the Fund's obligations over its entitlements with respect to each swap is accrued on a daily basis and is recorded as an unrealized gain or loss by that Fund.

These Funds invest in swap transactions to permit the Funds to meet their objectives at a lower cost than investing directly in equity securities, while permitting the equivalent of an investment in a

 80   PAYDEN & RYGEL INVESTMENT GROUP
portfolio of equity securities. The potential risk to a Fund is that the swap position may correlate imperfectly with the markets or the asset or liability being hedged, or that its counterparty defaults.

Forward Currency Contracts

The Global Short Bond, Global Fixed Income, Total Return, High Income, Market Return, European Growth & Income, Global Balanced and International Equity Funds each may enter into forward foreign currency exchange contracts for the purchase or sale of specific foreign currencies at fixed prices on future dates. Risks may arise upon entering into these contracts from the potential inability of counter parties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. These eight Funds enter into forward contracts as a hedge against specific transactions or portfolio positions to protect against adverse currency movements. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contract settlement date, at which time a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Delayed Delivery Transactions

Any of the Funds may purchase securities on a when issued or delayed delivery basis and sell securities on a delayed delivery basis. These transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by a Fund on such purchases until the securities are delivered; however, the market value may change prior to delivery.

TBA Sale Commitments

The Funds may enter into TBA sale commitments, such as dollar roll agreements, to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction.

Unsettled TBA sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under "Securities Valuation" above. The contract is "marked-to-market" daily and the change in market value is recorded by the Fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an

                                                             ANNUAL REPORT    81

October 31, 1998

offsetting purchase commitment, the Fund realizes a gain or loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

Distributions to Shareholders

Distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income and net realized gains on foreign currency transactions are declared and paid monthly for all Funds, except for (i) the International Equity, Global Balanced, European Growth & Income, High Income and Growth & Income Funds which are declared and paid quarterly, (ii) the Value Stock and Growth Stock Funds which are declared and paid semi-annually, and
(iii) the Bunker Hill Money Market Fund which are declared daily and paid monthly. Net realized gains on investments, if any, are declared and distributed at least annually. All distributions are paid in the form of additional shares unless cash payment is requested.

Distributions to shareholders are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

Federal Income Taxes

It is the policy of each Fund to meet the requirements for qualification as a regulated investment company as defined in applicable sections of the Internal Revenue Code of 1986, as amended (the "Code"), and to make distributions of net investment income and net realized gains sufficient to relieve it from all Federal income or excise taxes. Accordingly, no provision for Federal income or excise tax is necessary.

Each Fund files a tax return annually using tax accounting methods required under provisions of the Code, which may differ from generally accepted accounting principles, the basis on which these financial statements are prepared. The differences arise primarily from the treatment of foreign currency transactions and futures contracts and the deferral of certain losses under Federal income tax regulations. Accordingly, the amounts of net investment income and net realized gains or losses reported in these financial statements may differ from those reported in each Fund's tax return and, consequently, the character of distributions to shareholders reported in the financial highlights may differ from that reported to shareholders for Federal income tax purposes.

Distributions which exceed net investment income and net realized gains for financial reporting purposes but not for tax purposes, if any, are shown as distributions in excess of net investment income and net realized gains in the accompanying statements. Return of capital distributions and net investment losses for tax purposes are reclassified to paid in capital.

 82   PAYDEN & RYGEL INVESTMENT GROUP

Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Other

Shared expenses incurred by the Group are allocated among the series of the Group on the basis of relative net assets. Series-specific expenses are charged to each series as incurred. Fund expenses not specific to any class are allocated between the classes based upon net assets of each class. Class-specific expenses are charged to each Class as incurred.

                                                             ANNUAL REPORT    83

October 31, 1998

3.   PURCHASES AND SALES OF INVESTMENTS

Purchases and sales of investments (excluding short-term investments and long-term U.S. Government securities) for the period ended October 31, 1998, were as follows:

                                                          PURCHASES         SALES
                                                         ------------    ------------
Global Short Bond Fund.................................  $458,209,794    $446,059,652
Global Fixed Income Fund...............................   852,920,036     899,286,444
Global Balanced Fund...................................    10,950,409      14,775,392
International Equity Fund..............................    32,284,475      31,655,744
European Growth & Income Fund..........................    34,476,125       8,991,508
Growth & Income Fund...................................    83,478,550      20,682,709
Market Return Fund.....................................    35,682,506      10,032,490
Limited Maturity Fund..................................   101,658,944      58,735,412
Short Bond Fund........................................   232,144,814     177,810,283
U.S. Government Fund...................................   192,694,039     154,932,561
Intermediate Bond Fund.................................   188,866,985     171,681,882
Investment Quality Bond Fund...........................   562,772,147     470,186,537
Total Return Fund......................................   317,940,491     283,693,008
Short Duration Tax Exempt Fund.........................    13,542,882      33,204,967
Tax Exempt Bond Fund...................................    35,661,182      23,889,954
High Income Fund.......................................   109,973,100      22,906,798
Value Stock Fund.......................................    36,380,584      14,302,169
Growth Stock Fund......................................     7,055,101       4,420,747

Purchases and sales of long-term U.S. Government securities for those Funds with activity for the period ended October 31, 1998, were as follows:

                                                          PURCHASES         SALES
                                                         ------------    ------------
Global Short Bond Fund.................................  $205,040,942    $177,566,273
Global Fixed Income Fund...............................   184,110,707     111,713,714
Global Balanced Fund...................................     2,277,443       2,692,375
Market Return Fund.....................................     9,273,711       4,045,625
Limited Maturity Fund..................................   110,838,516      89,068,692
Short Bond Fund........................................   446,588,898     448,148,836
U.S. Government Fund...................................   162,936,942     125,565,660
Intermediate Bond Fund.................................    30,014,574      20,479,261
Investment Quality Bond Fund...........................    50,881,794      17,429,626
Total Return Fund......................................   129,973,768      88,204,486
High Income Fund.......................................    27,401,100      28,030,259

 84   PAYDEN & RYGEL INVESTMENT GROUP

The Short Bond Fund's activity in written options for the year ended October 31, 1998 was as follows:

                                                              NUMBER OF     CONTRACTS
                                                              CONTRACTS      PREMIUM
                                                             -----------    ---------
Options outstanding at beginning of period.................            0    $       0
Options sold...............................................          200      545,875
Options canceled in closing transactions...................         (200)    (545,875)
Options expired prior to exercise..........................            0            0
                                                             -----------    ---------
Options outstanding at end of period.......................            0    $       0

The Intermediate Bond Fund's activity in written options for the year ended October 31, 1998 was as follows:

                                                             NUMBER OF     CONTRACTS
                                                             CONTRACTS      PREMIUM
                                                             ----------    ----------
Options outstanding at beginning of period.................          0     $        0
Options sold...............................................        680      1,631,088
Options canceled in closing transactions...................       (280)      (536,213)
Options expired prior to exercise..........................          0              0
                                                             ----------    ----------
Options outstanding at end of period.......................        400     $1,094,875

The Investment Quality Bond Fund's activity in written options for the year ended October 31, 1998 was as follows:

                                                             NUMBER OF    CONTRACTS
                                                             CONTRACTS     PREMIUM
                                                             ---------    ----------
Options outstanding at beginning of period.................        40     $   60,638
Options sold...............................................     1,080      2,725,962
Options canceled in closing transactions...................      (320)      (596,850)
Options expired prior to exercise..........................         0              0
                                                             --------     ----------
Options outstanding at end of period.......................       800     $2,189,750

                                                             ANNUAL REPORT    85

October 31, 1998

The Total Return Fund's activity in written options for the year ended October 31, 1998 was as follows:

                                                             NUMBER OF     CONTRACTS
                                                             CONTRACTS      PREMIUM
                                                             ----------    ----------
Options outstanding at beginning of period.................         40     $   60,950
Options sold...............................................      1,080      2,725,963
Options canceled in closing transactions...................       (320)      (597,163)
Options expired prior to exercise..........................          0              0
                                                             ----------    ----------
Options outstanding at end of period.......................        800     $2,189,750

The Growth Stock Fund's activity in written options for the year ended October 31, 1998 was as follows:

                                                              NUMBER OF     CONTRACTS
                                                              CONTRACTS      PREMIUM
                                                              ----------    ---------
Options outstanding at beginning of period..................          0     $      0
Options sold................................................         30       38,460
Options canceled in closing transactions....................        (30)     (38,460)
Options expired prior to exercise...........................          0            0
                                                              ----------    --------
Options outstanding at end of period........................          0     $      0

The Value Stock Fund's activity in written options for the year ended October 31, 1998 was as follows:

                                                              NUMBER OF    CONTRACTS
                                                              CONTRACTS     PREMIUM
                                                              ---------    ---------
Options outstanding at beginning of period..................         0     $       0
Options sold................................................       226       289,522
Options canceled in closing transactions....................      (226)     (289,522)
Options expired prior to exercise...........................         0             0
                                                              --------     ---------
Options outstanding at end of period........................         0     $       0

None of the other Funds had activity in written options for the year ended October 31, 1998.

 86   PAYDEN & RYGEL INVESTMENT GROUP

4.   UNAMORTIZED ORGANIZATION COSTS

The organization costs incurred on behalf of the Funds listed below are being reimbursed to Payden & Rygel and are being amortized on a straight-line basis over a period not exceeding five years. The organization costs and the amounts reimbursed as of October 31, 1998 are as follows:

                                                           CUMULATIVE      AMORTIZED
                                                          ORGANIZATION    ORGANIZATION
                                                             COSTS           COSTS
                                                          ------------    ------------
Global Short Bond Fund..................................    $ 2,047         $ 1,445
Global Balanced Fund....................................      4,063           2,564
International Equity Fund...............................      3,799           2,397
European Growth & Income Fund...........................      4,958           2,210
Growth & Income Fund....................................     11,447           7,621
Market Return Fund......................................     49,138          47,791
Total Return Fund.......................................      3,255           2,054
Bunker Hill Money Market Fund...........................        848             353
High Income Fund........................................        625             174
Value Stock Fund........................................      6,641           1,850
Growth Stock Fund.......................................      6,641           1,850

5.   RELATED PARTY TRANSACTIONS

Investment advisory services are provided to the Funds by Payden & Rygel. Under the terms of the investment advisory agreement Payden & Rygel is entitled to receive fees monthly, computed on the average daily net assets of each of the Funds separately at an annualized rate. The rate for the Global Short Bond and Global Fixed Income Funds is 0.30% on net assets up to $2 billion, decreasing to 0.25% on net assets over $2 billion. The rate for the Short Duration Tax Exempt and Tax Exempt Bond Funds is 0.32% on net assets up to $500 million, 0.28% on the next $500 million, and 0.25% on net assets over $1 billion. The rate for the U.S. Government, Limited Maturity, Short Bond, Intermediate Bond, Investment Quality Bond, Market Return and Total Return Funds is 0.28% on net assets up to $1 billion, decreasing to 0.25% on net assets over $1 billion. The rate for the Global Balanced Fund is 0.50% on net assets up to $1 billion and 0.40% on net assets over $1 billion. The rate for the International Equity Fund is 0.60% on net assets up to $1 billion and 0.45% on net assets over $1 billion. The rate for the Growth & Income Fund is 0.50% on net assets up to $2 billion and 0.30% on net assets over $2 billion. The rate for the European Growth & Income Fund is 0.50% on net assets up to $2 billion and 0.40% on net assets over $2 billion. The rate for the Bunker Hill Money Market Fund is 0.15% on all net assets. The rate for the High Income Fund is 0.35% on all net assets. The rate for the Value Stock Fund and Growth Stock Fund is 0.60% on net assets up to $1 billion and 0.50% on net assets over $1 billion.

                                                             ANNUAL REPORT    87

October 31, 1998

Payden & Rygel has voluntarily agreed to waive 0.05% of its fee for advisory services for the Short Bond, U.S. Government, and Intermediate Bond Funds, and 0.20% of its fee for advisory services for the Growth & Income Fund through October 31, 1998; 0.35% of its fee for advisory services for the High Income Fund and 0.60% of its fee for advisory services for the Value Stock Fund and Growth Stock Fund through June 30, 1998; and 0.10% of its fee for advisory services for the European Growth & Income Fund through April 30, 1998. In addition, Payden & Rygel has agreed to guarantee that, for so long as it acts as investment adviser to a Fund, the expenses of the Fund attributable to Class R Shares, including advisory fees (but excluding interest, taxes, portfolio transaction expenses, blue sky fees, 12b-1 plan fees and extraordinary expenses) will not exceed the percentage indicated below of that Fund's average daily net assets on an annualized basis. In that regard, Payden & Rygel has voluntarily agreed to lower the expense guarantee for the Limited Maturity Fund from 0.60% to 0.40% for the Class R shares through October 31, 1998. Finally, Payden & Rygel has voluntarily agreed to temporarily limit each Fund's total expenses attributable to Class R shares, including advisory fees, to the percentage indicated below of that Fund's average daily net assets on an annualized basis through October 31, 1998 (exclusive of interest, taxes, portfolio transaction expenses, blue sky fees, 12b-1 plan fees and extraordinary expenses).

 88   PAYDEN & RYGEL INVESTMENT GROUP

                                                                  CLASS R SHARES
                                                              ----------------------
                                                                           VOLUNTARY
                                                               EXPENSE      EXPENSE
                                                              GUARANTEE      LIMIT
                                                              ---------    ---------
Global Short Bond Fund......................................    0.70%        0.45%
Global Fixed Income Fund....................................    0.70%          n/a
Global Balanced Fund........................................    0.85%        0.70%
International Equity Fund...................................    1.05%        0.90%
European Growth & Income Fund...............................    0.90%        0.70%
Growth & Income Fund........................................    0.80%        0.54%
Market Return Fund..........................................    0.60%        0.45%
Limited Maturity Fund.......................................    0.40%        0.30%
Short Bond Fund.............................................    0.60%        0.30%
U.S. Government Fund........................................    0.60%        0.35%
Intermediate Bond Fund......................................    0.60%        0.40%
Investment Quality Bond Fund................................    0.60%        0.45%
Total Return Fund...........................................    0.60%        0.45%
Short Duration Tax Exempt Fund..............................    0.60%        0.45%
Tax Exempt Bond Fund........................................    0.60%        0.50%
Bunker Hill Money Market Fund...............................    0.50%        0.30%
High Income Fund............................................    0.75%        0.55%
Value Stock Fund............................................    1.00%        0.80%
Growth Stock Fund...........................................    1.00%        0.80%

Each Fund remains liable to Payden & Rygel for expenses subsidized in any fiscal year so long as any reimbursement will not cause the annual expense ratio for the year in which it is made to exceed the amount of the expense guarantee or expense limit (whichever is in effect at the time of reimbursement). The deferred expense subsidies, as identified in the statements of assets and liabilities, represent the cumulative amount of expenses subsidized for the Funds and will be recognized as net expense in the statements of operations as expense previously deferred in future periods, if expense limits permit.

For the Global Balanced, International Equity and European Growth & Income Funds, Payden & Rygel entered into a sub-advisory agreement with Scottish Widows Investment Management ("Sub-advisor"). Under terms of the sub-advisor agreement, the Sub-Advisor received fees monthly from

                                                             ANNUAL REPORT    89

October 31, 1998

Payden & Rygel at a rate of 0.40% on the first $1 billion of average daily net assets and 0.30% on the average daily net assets over $1 billion for the Global Balanced and International Equity Funds. In the case of the Global Balanced Fund, fees were based on the average daily net assets allocated to the Sub-Advisor. For the European Growth & Income Fund the Sub-Advisor received a fee equal to 50% of the advisory fee earned and received. The Sub-Advisor's fee did not represent a separate or additional charge against the Funds.

Effective October 1, 1998 the Advisor terminated its agreement with Scottish Widows Investment Management and appointed Metzler/Payden LLC as Sub-Advisor, subject to shareholder approval. On November 9, 1998 the shareholders of the Global Balanced, International Equity and European Growth & Income Funds ratified the new Sub-Advisor agreement. Metzler/Payden LLC is a joint venture between the Advisor and Metzler Asset Management GmbH, an affiliate of B. Metzler seel. Sohn & Co. Holding AG, a major German financial institution located in Frankfurt, Germany. Metzler/Payden LLC is owned 50% by the Advisor and 50% by MP&R Ventures, Inc. a Metzler affiliate. During the period October 1, 1998 through November 9, 1998 the Sub-Advisor received monthly fees in accordance with the terms of the Scottish Widows' Sub-Advisor Agreement. Effective November 10, 1998, the Sub-Advisor will receive fees monthly from Payden & Rygel equal to 100% of the advisory fee earned and received by the Advisor.

Under the distribution agreement with the Group, Payden & Rygel Distributors is not entitled to receive any fees from the Group.

Treasury Plus, Inc., a wholly owned subsidiary of Payden & Rygel, serves as administrator to the Group. Under the terms of the administration agreement with the Group, Treasury Plus, Inc. receives fees monthly, computed on the average daily net assets of the Group at an annualized rate of .06%.

Investors Fiduciary Trust Company ("IFTC"), a Missouri trust company, serves as transfer agent to the Funds. Under the terms of the transfer agency agreement with the Group, IFTC is entitled to receive fees based upon a specified amount per shareholder with specified minimum-per-Fund amounts and surcharges, plus certain out-of-pocket expenses.

IFTC also serves as fund accountant. Under the terms of the fund accounting agreement with the Group, IFTC receives fees based on specified minimum-per-Group amounts, plus certain out-of-pocket expenses.

All expenses incurred by the Funds are paid directly by Payden & Rygel subject to subsequent reimbursement by the Funds. For Funds which have not fully reimbursed Payden & Rygel for expenses paid on their behalf as of October 31, 1998, as identified in the Statements of Assets and

 90   PAYDEN & RYGEL INVESTMENT GROUP

Liabilities as deferred expenses subsidy, the cumulative amounts of expenses paid by Payden & Rygel and the reimbursement of expenses by the Funds are as follows:

                                             CUMULATIVE TOTAL OF   CUMULATIVE TOTAL OF
                                              EXPENSES PAID BY        REIMBURSEMENT
                                               PAYDEN & RYGEL          OF EXPENSES
                                             -------------------   -------------------
Global Short Bond Fund.....................      $1,992,802            $1,745,021
Global Balanced Fund.......................         229,344                87,125
International Equity Fund..................         315,754               221,286
European Growth & Income...................         323,274               166,495
Growth & Income Fund.......................       1,664,737             1,481,153
Market Return Fund.........................         424,608               178,415
Limited Maturity Fund......................       1,622,365               915,086
Short Bond Fund............................       1,393,489               945,506
U.S. Government Fund.......................         617,923               387,367
Intermediate Bond Fund.....................       1,203,966               959,674
Investment Quality Bond Fund...............       1,272,214               895,402
Total Return Fund..........................         618,476               487,907
Short Duration Tax Exempt Fund.............         770,988               472,212
Tax Exempt Bond Fund.......................       1,350,585               992,252
Bunker Hill Money Market Fund..............          84,137                17,359
High Income Fund...........................         170,334               148,523
Value Stock Fund...........................          90,914                72,615
Growth Stock Fund..........................          46,421                 6,027

Certain officers and/or trustees of the Group are affiliated with Payden & Rygel, Payden & Rygel Distributors and/or Treasury Plus, Inc. Such officers and trustees receive no fees from the Funds for serving as officers and/or trustees of the Group.

6.   FEDERAL INCOME TAXES

At October 31, 1998, the following Funds had capital loss carryforwards in the amounts indicated for Federal income tax purposes. These carryforwards are available to offset future capital gains, if any.

                                                             ANNUAL REPORT    91

October 31, 1998

                                               CAPITAL LOSS CARRYFORWARDS
                           -------------------------------------------------------------------
                           EXPIRING   EXPIRING   EXPIRING   EXPIRING    EXPIRING
                             2002       2003       2004       2005        2006        TOTAL
                           --------   --------   --------   --------   ----------   ----------
Global Short Bond Fund...                                   $37,169    $3,854,157   $3,891,326
International Equity
  Fund...................                                               1,066,872    1,066,872
Limited Maturity Fund....  $  1,971              $ 64,303    61,717        38,977      166,968
Short Bond Fund..........                         341,923     6,293       195,694      543,910
Tax Exempt Bond Fund.....   759,831   $92,036     460,399                            1,312,266
High Income Fund.........                                               1,053,468    1,053,468
Value Stock Fund.........                                               2,857,631    2,857,631
Growth Stock Fund........                                                 156,438      156,438

7.   FUND TERMINATION

On November 20, 1998 the Board of Trustees approved the closing of the Payden & Rygel Intermediate Bond Fund, effective on November 30, 1998, at which time all portfolio holdings were transferred in kind, expenses owed to service providers were paid, and a final distribution of net investment income and net realized capital gains was made.

8.   EXEMPT-INTEREST INCOME DESIGNATION (UNAUDITED)

The Group designates the following exempt-interest income for the taxable year ended October 31, 1998:

                                                                     EXEMPT-INTEREST
                                                   EXEMPT-INTEREST      DIVIDENDS
                                                      DIVIDENDS         PER SHARE
                                                   ---------------   ---------------
Short Duration Tax Exempt Fund...................    $  967,958           $0.41
Tax Exempt Bond Fund.............................     2,639,436            0.39

The amounts noted above include exempt-interest income from alternative minimum tax paper in the amounts indicated below:

                                                            EXEMPT-INTEREST INCOME
                                                               FROM ALTERNATIVE
                                                              MINIMUM TAX PAPER
                                                            ----------------------
Short Duration Tax Exempt Fund............................         $131,642
Tax Exempt Bond Fund......................................           78,349

 92   PAYDEN & RYGEL INVESTMENT GROUP

The percentage breakdown of the exempt-interest income by state for the Fund's taxable year ended October 31, 1998 was as follows:

                                                       SHORT DURATION
                                                         TAX EXEMPT     TAX EXEMPT
                                                            FUND        BOND FUND
                                                       --------------   ----------
Alabama..............................................        0.0%           0.1%
Alaska...............................................        2.5            0.1
Arizona..............................................        0.7            0.0
California...........................................        5.2            6.0
Colorado.............................................        5.2            2.5
Connecticut..........................................        0.1            1.8
Delaware.............................................        2.5            0.1
District of Columbia.................................        7.2            6.8
Florida..............................................       10.9            5.2
Georgia..............................................        2.2            2.9
Hawaii...............................................        0.0            1.6
Idaho................................................        0.0            1.7
Illinois.............................................        0.5            4.5
Indiana..............................................        0.0            2.6
Louisiana............................................        0.0            0.3
Maryland.............................................        1.1            1.7
Massachusetts........................................        8.9            7.0
Michigan.............................................        1.0            0.4
Minnesota............................................        2.4            1.2
Mississippi..........................................        0.7            1.9
Missouri.............................................        3.9            0.0
Nevada...............................................        1.6            1.5
New Jersey...........................................        0.5            0.3
New Mexico...........................................        0.3            0.1
New York.............................................        9.5           14.1
Ohio.................................................        9.5            3.8
Oregon...............................................        1.8            0.8

                                                             ANNUAL REPORT    93

October 31, 1998

                                                       SHORT DURATION
                                                         TAX EXEMPT     TAX EXEMPT
                                                            FUND        BOND FUND
                                                       --------------   ----------
Pennsylvania.........................................        2.8            5.8
Rhode Island.........................................        0.0            0.1
South Carolina.......................................        4.6            4.0
Tennessee............................................        0.1            2.1
Texas................................................        9.7            9.6
Utah.................................................        0.4            0.4
Virginia.............................................        3.5            5.4
Washington...........................................        0.1            3.3
Wisconsin............................................        0.6            0.3
                                                           -----          -----
Total................................................      100.0%         100.0%
                                                           =====          =====

 94   PAYDEN & RYGEL INVESTMENT GROUP

                      (This page intentionally left blank)

  FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)

                                                                GLOBAL SHORT BOND FUND
                                                 -----------------------------------------------------
                                                  YEAR ENDED          YEAR ENDED          PERIOD ENDED
                                                 OCTOBER 31,          OCTOBER 31,         OCTOBER 31,
                                                     1998                1997               1996(a)
                                                 ------------         -----------         ------------
Net asset value -- beginning of period.........    $  10.17            $  10.07             $ 10.00
                                                   --------            --------             -------
Income (loss) from investment activities:
  Net investment income........................        0.92                0.58                0.05
  Net realized and unrealized gains (losses)...       (0.15)               0.11                0.06
                                                   --------            --------             -------
       Total from investment activities........        0.77                0.69                0.11
                                                   --------            --------             -------
Distributions to shareholders:
  From net investment income...................       (0.63)              (0.59)              (0.04)
  In excess of net investment income...........
  From net realized gains......................
  In excess of net realized gains..............
                                                   --------            --------             -------
       Total distributions to shareholders.....       (0.63)              (0.59)              (0.04)
                                                   --------            --------             -------
Net asset value -- end of period...............    $  10.31            $  10.17             $ 10.07
                                                   ========            ========             =======
Total return...................................        7.87%               7.02%               1.10%*
                                                   ========            ========             =======
Ratios/supplemental data:
  Net assets, end of period (000)..............    $251,609            $220,865             $28,913
  Ratio of expenses to average net assets......        0.44%               0.45%               0.45%**
  Ratio of net investment income to average net
     assets....................................        4.38%               4.84%               4.86%**
  Ratio of expenses to average net assets prior
     to subsidies and waivers..................        0.51%               0.53%               2.31%**
  Ratio of net investment income to average net
     assets prior to subsidies and waivers.....        4.31%               4.76%               3.00%**
  Portfolio turnover rate......................         245%                219%                  0%**

------------
The Funds commenced operations on following dates:

(a)  September 18, 1996.              (g)  January 1, 1995.
(b)  December 9, 1996.                (h)  September 1, 1994.
(c)  June 30, 1997.                   (i)  January 1, 1994.
(d)  November 1, 1996.                (j)  December 21, 1993.
(e)  December 1, 1995.                (k) December 17, 1997.
(f)  May 1, 1994.                     (l)  December 30, 1997.

*   Not annualized

**  Annualized

                       See notes to financial statements.

 96   PAYDEN & RYGEL INVESTMENT GROUP

                         GLOBAL FIXED INCOME FUND
    -------------------------------------------------------------------
    YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED
    OCTOBER 31,   OCTOBER 31,   OCTOBER 31,   OCTOBER 31,   OCTOBER 31,
       1998          1997          1996          1995          1994
    -----------   -----------   -----------   -----------   -----------
     $  10.16      $  10.35      $  10.32      $   9.77      $  10.62
     --------      --------      --------      --------      --------
         0.45          1.03          0.54          0.89          0.44
         0.72         (0.16)         0.19          0.53         (0.65)
     --------      --------      --------      --------      --------
         1.17          0.87          0.73          1.42         (0.21)
     --------      --------      --------      --------      --------
        (0.42)        (1.06)        (0.70)        (0.87)        (0.42)
                                                                (0.22)
     --------      --------      --------      --------      --------
        (0.42)        (1.06)        (0.70)        (0.87)        (0.64)
     --------      --------      --------      --------      --------
     $  10.91      $  10.16      $  10.35      $  10.32      $   9.77
     ========      ========      ========      ========      ========
        11.81%         8.84%         7.41%        15.10%         (2.09)%*
     ========      ========      ========      ========      ========
     $524,650      $535,644      $651,165      $540,041      $430,210
         0.49%         0.49%         0.53%         0.50%         0.55%**
         5.13%         5.69%         5.67%         8.94%         4.24%**
         0.49%         0.49%         0.53%         0.50%         0.55%**
         5.13%         5.69%         5.67%         8.94%         4.24%**
          223%          289%          176%          227%          348%**

                       See notes to financial statements.

                                                             ANNUAL REPORT    97

(For a share outstanding throughout the period)

                                                                    GLOBAL BALANCED
                                                                          FUND
                                                              ----------------------------
                                                              YEAR ENDED      PERIOD ENDED
                                                              OCTOBER 31,     OCTOBER 31,
                                                                 1998           1997(b)
                                                              -----------     ------------
Net asset value -- beginning of period......................    $10.79          $ 10.00
                                                                ------          -------
Income (loss) from investment activities:
  Net investment income.....................................      0.20             0.05
  Net realized and unrealized gains (losses)................      0.63             0.90
                                                                ------          -------
       Total from investment activities.....................      0.83             0.95
                                                                ------          -------
Distributions to shareholders:
  From net investment income................................     (0.17)           (0.05)
  In excess of net investment income........................
  From net realized gains...................................     (0.61)           (0.11)
  In excess of net realized gains...........................
                                                                ------          -------
       Total distributions to shareholders..................     (0.78)           (0.16)
                                                                ------          -------
Net asset value -- end of period............................    $10.84          $ 10.79
                                                                ======          =======
Total return................................................      8.21%            9.49%*
                                                                ======          =======
Ratios/supplemental data:
  Net assets, end of period (000)...........................    $7,078          $10,312
  Ratio of expenses to average net assets...................      0.69%            0.70%**
  Ratio of net investment income to average net assets......      3.11%            3.32%**
  Ratio of expenses to average net assets prior to subsidies
     and waivers............................................      1.43%            1.64%**
  Ratio of net investment income to average net assets prior
     to subsidies and waivers...............................      2.37%            2.38%**
  Portfolio turnover rate...................................       156%             211%**

------------
The Funds commenced operations on following dates:

(a)  September 18, 1996.              (g)  January 1, 1995.
(b)  December 9, 1996.                (h)  September 1, 1994.
(c)  June 30, 1997.                   (i)  January 1, 1994.
(d)  November 1, 1996.                (j)  December 21, 1993.
(e)  December 1, 1995.                (k)  December 17, 1997.
(f)  May 1, 1994.                     (l)  December 30, 1997.

*   Not annualized

**  Annualized

                       See notes to financial statements.

 98   PAYDEN & RYGEL INVESTMENT GROUP

          INTERNATIONAL              EUROPEAN GROWTH &             GROWTH & INCOME
           EQUITY FUND                  INCOME FUND                      FUND
    --------------------------   --------------------------   --------------------------
    YEAR ENDED    PERIOD ENDED   YEAR ENDED    PERIOD ENDED   YEAR ENDED     YEAR ENDED
    OCTOBER 31,   OCTOBER 31,    OCTOBER 31,   OCTOBER 31,    OCTOBER 31,   OCTOBER 31,
       1998         1997(b)         1998         1997(c)         1998         1997(d)
    -----------   ------------   -----------   ------------   -----------   ------------
      $ 10.75       $ 10.00        $ 10.19       $ 10.00       $  12.77       $  10.00
      -------       -------        -------       -------       --------       --------
         0.16         (0.28)          0.17         (0.04)          0.21           0.17
        (0.07)         1.04           1.28          0.23           1.71           2.74
      -------       -------        -------       -------       --------       --------
         0.09          0.76           1.45          0.19           1.92           2.91
      -------       -------        -------       -------       --------       --------
        (0.07)        (0.01)         (0.17)                       (0.24)         (0.14)
                                     (0.01)
      -------       -------        -------       -------       --------       --------
        (0.07)        (0.01)         (0.18)         0.00          (0.24)         (0.14)
      -------       -------        -------       -------       --------       --------
      $ 10.77       $ 10.75        $ 11.46       $ 10.19       $  14.45       $  12.77
      =======       =======        =======       =======       ========       ========
         0.75%         7.59%*        14.31%         1.90%*        15.15%         29.19%*
      =======       =======        =======       =======       ========       ========
      $18,323       $14,403        $39,529       $13,608       $250,553       $150,944
         0.89%         0.90%**        0.69%         0.69%**        0.54%          0.54%**
         1.47%         0.92%**        2.77%         1.72%**        1.55%          1.60%**
         1.15%         1.57%**        1.20%         2.48%**        0.77%          0.89%**
         1.21%         0.25%**        2.26%        (0.07)%**        1.32%         1.25%**
          181%           66%**          34%            9%**          10%             2%**

                       See notes to financial statements.

                                                             ANNUAL REPORT    99

(For a share outstanding throughout the period)

                                                                    MARKET RETURN FUND
                                                   ----------------------------------------------------
                                                   YEAR ENDED          YEAR ENDED          PERIOD ENDED
                                                   OCTOBER 31,         OCTOBER 31,         OCTOBER 31,
                                                      1998                1997               1996(e)
                                                   -----------         -----------         ------------
Net asset value -- beginning of period...........    $ 12.80             $ 10.86              $10.00
                                                     -------             -------              ------
Income (loss) from investment activities:
  Net investment income..........................       0.73                0.63                0.50
  Net realized and unrealized gains (losses).....       1.46                2.64                0.86
                                                     -------             -------              ------
       Total from investment activities..........       2.19                3.27                1.36
                                                     -------             -------              ------
Distributions to shareholders:
  From net investment income.....................      (0.71)              (0.63)              (0.50)
  In excess of net investment income.............
  From net realized gains........................      (0.97)              (0.70)
  In excess of net realized gains................
                                                     -------             -------              ------
       Total distributions to shareholders.......      (1.68)              (1.33)              (0.50)
                                                     -------             -------              ------
Net asset value -- end of period.................    $ 13.31             $ 12.80              $10.86
                                                     =======             =======              ======
Total return.....................................      18.48%              31.74%              14.06%*
                                                     =======             =======              ======
Ratios/supplemental data:
  Net assets, end of period (000)................    $43,390             $20,195              $5,789
  Ratio of expenses to average net assets........       0.45%               0.45%               0.00%**
  Ratio of net investment income to average net
     assets......................................       5.69%               5.36%               5.95%**
  Ratio of expenses to average net assets prior
     to subsidies and waivers....................       0.69%               0.96%               4.14%**
  Ratio of net investment income to average net
     assets prior to subsidies and waivers.......       5.45%               4.85%               1.81%**
  Portfolio turnover rate........................         48%                140%                146%**

------------
The Funds commenced operations on following dates:

(a)  September 18, 1996.              (g)  January 1, 1995.
(b)  December 9, 1996.                (h)  September 1, 1994.
(c)  June 30, 1997.                   (i)  January 1, 1994.
(d)  November 1, 1996.                (j)  December 21, 1993.
(e)  December 1, 1995.                (k) December 17, 1997.
(f)  May 1, 1994.                     (l)  December 30, 1997.

*   Not annualized

**  Annualized

                       See notes to financial statements.

 100   PAYDEN & RYGEL INVESTMENT GROUP

                           LIMITED MATURITY FUND
    --------------------------------------------------------------------
    YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED    PERIOD ENDED
    OCTOBER 31,   OCTOBER 31,   OCTOBER 31,   OCTOBER 31,   OCTOBER 31,
       1998          1997          1996          1995         1994(f)
    -----------   -----------   -----------   -----------   ------------
     $  10.06      $  10.06       $ 10.06       $ 10.00       $ 10.00
     --------      --------       -------       -------       -------
         0.56          0.54          0.53          0.56          0.19
         0.02                                      0.07         (0.01)
     --------      --------       -------       -------       -------
         0.58          0.54          0.53          0.63          0.18
     --------      --------       -------       -------       -------
        (0.56)        (0.54)        (0.53)        (0.57)        (0.18)
     --------      --------       -------       -------       -------
        (0.56)        (0.54)        (0.53)        (0.57)        (0.18)
     --------      --------       -------       -------       -------
     $  10.08      $  10.06       $ 10.06       $ 10.06       $ 10.00
     ========      ========       =======       =======       =======
         5.87%         5.46%         5.41%         6.43%         1.84%*
     ========      ========       =======       =======       =======
     $117,042      $152,429       $50,771       $18,414       $14,248
         0.29%         0.30%         0.30%         0.33%         0.41%**
         5.58%         5.52%         5.45%         5.59%         4.74%**
         0.47%         0.52%         0.62%         0.83%         2.92%**
         5.40%         5.30%         5.13%         5.09%         2.23%**
           91%          135%          217%          166%           86%**

                       See notes to financial statements.

                                                            ANNUAL REPORT    101

(For a share outstanding throughout the period)

                                                             U.S. GOVERNMENT FUND
                                            ------------------------------------------------------
                                            ------------------------------------------------------
                                            YEAR ENDED    YEAR ENDED    YEAR ENDED    PERIOD ENDED
                                            OCTOBER 31,   OCTOBER 31,   OCTOBER 31,   OCTOBER 31,
                                               1998          1997          1996         1995(g)
                                            -----------   -----------   -----------   ------------
                                            -----------   -----------   -----------   ------------
Net asset value -- beginning of period....    $ 10.56       $ 10.54       $ 10.61       $ 10.00
                                              -------       -------       -------       -------
Income (loss) from investment activities:
  Net investment income...................       0.56          0.60          0.58          0.53
  Net realized and unrealized gains
     (losses).............................       0.33          0.02         (0.04)         0.61
                                              -------       -------       -------       -------
       Total from investment activities...       0.89          0.62          0.54          1.14
                                              -------       -------       -------       -------
Distributions to shareholders:
  From net investment income..............      (0.55)        (0.60)        (0.58)        (0.53)
  In excess of net investment income......
  From net realized gains.................                                  (0.03)
  In excess of net realized gains
                                              -------       -------       -------       -------
       Total distributions to
          shareholders....................      (0.55)        (0.60)        (0.61)        (0.53)
                                              -------       -------       -------       -------
Net asset value -- end of period..........    $ 10.90       $ 10.56       $ 10.54       $ 10.61
                                              -------       -------       -------       -------
                                              -------       -------       -------       -------
Total return..............................       8.60%         6.10%         5.20%        11.61%*
                                              -------       -------       -------       -------
                                              -------       -------       -------       -------
Ratios/supplemental data:
  Net assets, end of period (000).........    $71,855       $15,479       $22,114       $10,894
  Ratio of expenses to average net
     assets...............................       0.34%         0.45%         0.45%         0.45%**
  Ratio of net investment income to
     average net assets...................       5.38%         5.49%         5.59%         6.31%**
  Ratio of expenses to average net assets
     prior to subsidies and waivers.......       0.54%         0.63%         0.78%         1.84%**
  Ratio of net investment income to
     average net assets prior to subsidies
     and waivers..........................       5.18%         5.31%         5.26%         4.92%**
  Portfolio turnover rate.................        287%          160%          152%           87%**

------------
The Funds commenced operations on following dates:

(a)  September 18, 1996.              (g)  January 1, 1995.
(b)  December 9, 1996.                (h)  September 1, 1994.
(c)  June 30, 1997.                   (i)  January 1, 1994.
(d)  November 1, 1996.                (j)  December 21, 1993.
(e)  December 1, 1995.                (k) December 17, 1997.
(f)  May 1, 1994.                     (l)  December 30, 1997.

*   Not annualized

**  Annualized

                       See notes to financial statements.

 102   PAYDEN & RYGEL INVESTMENT GROUP

                              SHORT BOND FUND
    --------------------------------------------------------------------
    --------------------------------------------------------------------
    YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED    PERIOD ENDED
    OCTOBER 31,   OCTOBER 31,   OCTOBER 31,   OCTOBER 31,   OCTOBER 31,
       1998          1997          1996          1995         1994(h)
    -----------   -----------   -----------   -----------   ------------
    -----------   -----------   -----------   -----------   ------------
     $   9.92       $  9.97       $ 10.04       $  9.68        $10.00
     --------       -------       -------       -------        ------
         0.63          0.58          0.54          0.54          0.34
         0.02         (0.05)        (0.06)         0.36         (0.32)
     --------       -------       -------       -------        ------
         0.65          0.53          0.48          0.90          0.02
     --------       -------       -------       -------        ------
        (0.63)        (0.58)        (0.54)        (0.54)        (0.34)
                                    (0.01)
     --------       -------       -------       -------        ------
        (0.63)        (0.58)        (0.55)        (0.54)        (0.34)
     --------       -------       -------       -------        ------
     $   9.94       $  9.92       $  9.97       $ 10.04        $ 9.68
     --------       -------       -------       -------        ------
     --------       -------       -------       -------        ------
         6.80%         5.52%         4.86%         9.56%         0.21%*
     --------       -------       -------       -------        ------
     --------       -------       -------       -------        ------
     $108,661       $94,256       $97,966       $19,157        $2,592
         0.30%         0.40%         0.40%         0.40%         0.48%**
         6.04%         6.00%         5.67%         5.72%         4.47%**
         0.50%         0.49%         0.57%         1.03%         4.56%**
         5.84%         5.91%         5.50%         5.09%         0.39%**
          596%          208%          212%          170%          187%**

                       See notes to financial statements.

                                                            ANNUAL REPORT    103

(For a share outstanding throughout the period)

                                                                      TOTAL RETURN FUND
                                                               --------------------------------
                                                               YEAR ENDED          PERIOD ENDED
                                                               OCTOBER 31,         OCTOBER 31,
                                                                  1998               1997(b)
                                                               -----------         ------------
Net asset value -- beginning of period......................    $  10.25             $ 10.00
                                                                --------             -------
Income (loss) from investment activities:
  Net investment income.....................................        0.57                0.46
  Net realized and unrealized gains (losses)................        0.20                0.23
                                                                --------             -------
     Total from investment activities.......................        0.77                0.69
                                                                --------             -------
Distributions to shareholders:
  From net investment income................................       (0.58)              (0.44)
  In excess of net investment income........................       (0.13)
  From net realized gains...................................       (0.08)
  In excess of net realized gains...........................
                                                                --------             -------
     Total distributions to shareholders....................       (0.79)              (0.44)
                                                                --------             -------
Net asset value -- end of period............................    $  10.23             $ 10.25
                                                                ========             =======
Total return................................................        7.72%               7.10%
                                                                ========             =======
Ratios/supplemental data:
  Net assets, end of period (000)...........................    $174,612             $98,863
  Ratio of expenses to average net assets...................        0.44%               0.45%**
  Ratio of net investment income to average net assets......        6.07%               6.21%**
  Ratio of expenses to average net assets prior to subsidies
     and waivers............................................        0.52%               0.69%**
  Ratio of net investment income to average net assets prior
     to subsidies and waivers...............................        5.99%               5.97%**
  Portfolio turnover rate...................................         208%                206%**

------------
The Funds commenced operations on following dates:

(a)  September 18, 1996.              (g)  January 1, 1995.
(b)  December 9, 1996.                (h)  September 1, 1994.
(c)  June 30, 1997.                   (i)  January 1, 1994.
(d)  November 1, 1996.                (j)  December 21, 1993.
(e)  December 1, 1995.                (k)  December 17, 1997.
(f)  May 1, 1994.                     (l)  December 30, 1997.

*   Not annualized

**  Annualized

                       See notes to financial statements.

 104   PAYDEN & RYGEL INVESTMENT GROUP

                          INTERMEDIATE BOND FUND
    -------------------------------------------------------------------
    YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED
    OCTOBER 31,   OCTOBER 31,   OCTOBER 31,   OCTOBER 31,   OCTOBER 31,
       1998          1997          1996          1995         1994(i)
    -----------   -----------   -----------   -----------   -----------
      $  9.71       $  9.60       $  9.85       $  9.30       $ 10.00
      -------       -------       -------       -------       -------
         0.60          0.56          0.56          0.57          0.35
         0.12          0.11         (0.17)         0.55         (0.70)
      -------       -------       -------       -------       -------
         0.72          0.67          0.39          1.12         (0.35)
      -------       -------       -------       -------       -------
        (0.58)        (0.56)        (0.56)        (0.57)        (0.35)
        (0.05)                      (0.08)
      -------       -------       -------       -------       -------
        (0.63)        (0.56)        (0.64)        (0.57)        (0.35)
      -------       -------       -------       -------       -------
      $  9.80       $  9.71       $  9.60       $  9.85       $  9.30
      =======       =======       =======       =======       =======
         7.73%         7.26%         4.06%        12.43%         (3.52%)*
      =======       =======       =======       =======       =======
      $88,872       $80,766       $52,767       $34,391       $14,312
         0.39%         0.45%         0.45%         0.45%         0.46%**
         6.12%         5.96%         5.90%         6.10%         5.39%**
         0.49%         0.55%         0.58%         0.68%         2.03%**
         6.02%         5.86%         5.77%         5.87%         3.82%**
          121%          192%          196%          189%          358%**

                       See notes to financial statements.

                                                            ANNUAL REPORT    105

(For a share outstanding throughout the period)

                                                                    INVESTMENT QUALITY BOND
                                                                             FUND
                                                           -----------------------------------------
                                                           -----------------------------------------
                                                           YEAR ENDED     YEAR ENDED     YEAR ENDED
                                                           OCTOBER 31,    OCTOBER 31,    OCTOBER 31,
                                                              1998           1997           1996
                                                           -----------    -----------    -----------
                                                           -----------    -----------    -----------
Net asset value -- beginning of period...................   $  10.01        $  9.81        $  9.96
                                                           -----------    ----------     ----------
Income (loss) from investment activities:
  Net investment income..................................       0.60           0.58           0.63
  Net realized and unrealized gains (losses).............       0.20           0.22          (0.17)
                                                           -----------    ----------     ----------
     Total from investment activities....................       0.80           0.80           0.46
                                                           -----------    ----------     ----------
Distributions to shareholders:
  From net investment income.............................      (0.59)         (0.60)         (0.61)
  In excess of net investment income.....................
  From net realized gains................................      (0.05)
  In excess of net realized gains........................
                                                           -----------    ----------     ----------
     Total distributions to shareholders.................      (0.64)         (0.60)         (0.61)
                                                           -----------    ----------     ----------
Net asset value -- end of period.........................   $  10.17        $ 10.01        $  9.81
                                                           -----------    ----------     ----------
                                                           -----------    ----------     ----------
Total return.............................................       8.33%          8.44%          4.86%
                                                           -----------    ----------     ----------
                                                           -----------    ----------     ----------
Ratios/supplemental data:
  Net assets, end of period (000)........................   $173,974        $94,987        $32,304
  Ratio of expenses to average net assets................       0.44%          0.45%          0.00%
  Ratio of net investment income to average net assets...       6.12%          6.03%          6.41%
  Ratio of expenses to average net assets prior to
     subsidies and waivers...............................       0.50%          0.53%          0.64%
  Ratio of net investment income to average net assets
     prior to subsidies and waivers......................       6.06%          5.95%          5.77%
  Portfolio turnover rate................................        156%           317%           197%

------------
The Funds commenced operations on following dates:

(a)  September 18, 1996.              (g)  January 1, 1995.
(b)  December 9, 1996.                (h)  September 1, 1994.
(c)  June 30, 1997.                   (i)  January 1, 1994.
(d)  November 1, 1996.                (j)  December 21, 1993.
(e)  December 1, 1995.                (k)  December 17, 1997.
(f)  May 1, 1994.                     (l)  December 30, 1997.

*   Not annualized

**  Annualized

                       See notes to financial statements.

 106   PAYDEN & RYGEL INVESTMENT GROUP

        INVESTMENT QUALITY                            SHORT DURATION TAX EXEMPT
            BOND FUND                                            FUND
    --------------------------   --------------------------------------------------------------------
    --------------------------   --------------------------------------------------------------------
    YEAR ENDED    PERIOD ENDED   YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED    PERIOD ENDED
    OCTOBER 31,   OCTOBER 31,    OCTOBER 31,   OCTOBER 31,   OCTOBER 31,   OCTOBER 31,   OCTOBER 31,
       1995         1994(i)         1998          1997          1996          1995         1994(h)
    -----------   ------------   -----------   -----------   -----------   -----------   ------------
    -----------   ------------   -----------   -----------   -----------   -----------   ------------
      $  9.09        $10.00        $ 10.08       $ 10.01       $ 10.08       $  9.93       $ 10.00
    ----------    ---------      ----------    ----------    ----------    ----------    -----------
         0.57          0.37           0.42          0.38          0.38          0.42          0.04
         0.87         (0.91)          0.03          0.07         (0.06)         0.15         (0.07)
    ----------    ---------      ----------    ----------    ----------    ----------    -----------
         1.44         (0.54)          0.45          0.45          0.32          0.57         (0.03)
    ----------    ---------      ----------    ----------    ----------    ----------    -----------
        (0.57)        (0.37)         (0.41)        (0.38)        (0.38)        (0.42)        (0.04)
                                     (0.01)                      (0.01)
    ----------    ---------      ----------    ----------    ----------    ----------    -----------
        (0.57)        (0.37)         (0.42)        (0.38)        (0.39)        (0.42)        (0.04)
    ----------    ---------      ----------    ----------    ----------    ----------    -----------
      $  9.96        $ 9.09        $ 10.11       $ 10.08       $ 10.01       $ 10.08       $  9.93
    ----------    ---------      ----------    ----------    ----------    ----------    -----------
    ----------    ---------      ----------    ----------    ----------    ----------    -----------
        16.39%        (5.49)%*        4.55%         4.55%         3.28%         5.88%        (0.35)%*
    ----------    ---------      ----------    ----------    ----------    ----------    -----------
    ----------    ---------      ----------    ----------    ----------    ----------    -----------
      $25,822        $3,030        $16,825       $38,176       $36,336       $16,019       $20,150
         0.45%         0.49%**        0.44%         0.45%         0.45%         0.45%         0.45%**
         6.20%         5.25%**        3.99%         3.75%         3.81%         4.12%         3.20%**
         1.11%         4.52%**        0.68%         0.62%         0.70%         0.91%         2.87%**
         5.55%         1.22%**        3.75%         3.58%         3.56%         3.66%         0.78%**
          252%          513%**          53%           57%           35%           80%            0%**

                       See notes to financial statements.

                                                            ANNUAL REPORT    107

(For a share outstanding throughout the period)

                                                                          TAX EXEMPT BOND
                                                                               FUND
                                                              ---------------------------------------
                                                              ---------------------------------------
                                                              YEAR ENDED    YEAR ENDED    YEAR ENDED
                                                              OCTOBER 31,   OCTOBER 31,   OCTOBER 31,
                                                                 1998          1997          1996
                                                              -----------   -----------   -----------
                                                              -----------   -----------   -----------
Net asset value -- beginning of period......................    $  9.71       $  9.47       $  9.59
                                                              ----------    ----------    ----------
Income (loss) from investment activities:
  Net investment income.....................................       0.40          0.44          0.45
  Net realized and unrealized gains (losses)................       0.20          0.24         (0.12)
                                                              ----------    ----------    ----------
     Total from investment activities.......................       0.60          0.68          0.33
                                                              ----------    ----------    ----------
Distributions to shareholders:
  From net investment income................................      (0.39)        (0.44)        (0.45)
  In excess of net investment income........................
  From net realized gains...................................
  In excess of net realized gains...........................
                                                              ----------    ----------    ----------
     Total distributions to shareholders....................      (0.39)        (0.44)        (0.45)
                                                              ----------    ----------    ----------
Net asset value -- end of period............................    $  9.92       $  9.71       $  9.47
                                                              ----------    ----------    ----------
                                                              ----------    ----------    ----------
     Total return...........................................       6.32%         7.33%         3.52%
                                                              ----------    ----------    ----------
                                                              ----------    ----------    ----------
Ratios/supplemental data:
  Net assets, end of period (000)...........................    $67,889       $57,579       $49,862
  Ratio of expenses to average net assets...................       0.49%         0.45%         0.45%
  Ratio of net investment income to average net assets......       4.08%         4.60%         4.73%
  Ratio of expenses to average net assets prior to subsidies
     and waivers............................................       0.57%         0.59%         0.61%
  Ratio of net investment income to average net assets prior
     to subsidies and waivers...............................       4.00%         4.46%         4.57%
  Portfolio turnover rate...................................         36%           42%           23%

------------
The Funds commenced operations on following dates:

(a)  September 18, 1996.              (g)  January 1, 1995.
(b)  December 9, 1996.                (h)  September 1, 1994.
(c)  June 30, 1997.                   (i)  January 1, 1994.
(d)  November 1, 1996.                (j)  December 21, 1993.
(e)  December 1, 1995.                (k)  December 17, 1997.
(f)  May 1, 1994.                     (l)  December 30, 1997.

*   Not annualized

**  Annualized

                       See notes to financial statements.

 108   PAYDEN & RYGEL INVESTMENT GROUP

                                     BUNKER HILL
         TAX EXEMPT BOND             MONEY MARKET           HIGH INCOME            VALUE STOCK            GROWTH STOCK
               FUND                      FUND                   FUND                   FUND                   FUND
    --------------------------   --------------------   --------------------   --------------------   --------------------
    --------------------------   --------------------   --------------------   --------------------   --------------------
    YEAR ENDED    PERIOD ENDED       PERIOD ENDED           PERIOD ENDED           PERIOD ENDED           PERIOD ENDED
    OCTOBER 31,   OCTOBER 31,        OCTOBER 31,            OCTOBER 31,            OCTOBER 31,            OCTOBER 31,
       1995         1994(j)            1998(k)                1998(l)                1998(l)                1998(l)
    -----------   ------------   --------------------   --------------------   --------------------   --------------------
    -----------   ------------   --------------------   --------------------   --------------------   --------------------
      $  8.90       $ 10.00            $  1.00                $ 10.00                $ 10.00                 $10.00
    ----------    -----------    ---------------        ---------------        ---------------        -------------
         0.46          0.33               0.05                   0.47                   0.07                   0.03
         0.69         (1.10)                                    (0.34)                 (0.75)                 (0.89)
    ----------    -----------    ---------------        ---------------        ---------------        -------------
         1.15         (0.77)              0.05                   0.13                  (0.68)                 (0.86)
    ----------    -----------    ---------------        ---------------        ---------------        -------------
        (0.46)        (0.33)             (0.05)                 (0.36)                 (0.04)                 (0.03)
    ----------    -----------    ---------------        ---------------        ---------------        -------------
        (0.46)        (0.33)             (0.05)                 (0.36)                 (0.04)                 (0.03)
    ----------    -----------    ---------------        ---------------        ---------------        -------------
      $  9.59       $  8.90            $  1.00                $  9.77                $  9.28                 $ 9.11
    ----------    -----------    ---------------        ---------------        ---------------        -------------
    ----------    -----------    ---------------        ---------------        ---------------        -------------
        13.25%          (7.85)%*            4.65%*               1.28%*                (6.85)%*                      (8.66)%*
    ----------    -----------    ---------------        ---------------        ---------------        -------------
    ----------    -----------    ---------------        ---------------        ---------------        -------------
      $40,052       $25,474            $26,455                $91,669                $23,544                 $2,384
         0.45%         0.50%**            0.29%**                0.54%**                0.79%**                0.77%**
         4.97%         4.47%**            5.23%**                7.75%**                1.20%**                0.39%**
         0.74%         1.07%**            0.71%**                0.71%**                1.23%**                2.89%**
         4.69%         3.90%**            4.81%**                7.58%**                0.76%**               (1.73%)**
           42%           98%**               0%**                 134%**                 143%**                 186%**

                       See notes to financial statements.

                                                            ANNUAL REPORT    109

  INDEPENDENT AUDITORS' REPORT

To the Board of Trustees and Shareholders of Payden & Rygel Investment Group

We have audited the accompanying statements of assets and liabilities, including the schedules of portfolio investments, of Payden & Rygel Investment Group (the "Funds"), including Payden & Rygel Global Short Bond Fund, Payden & Rygel Global Fixed Income Fund, Payden & Rygel Global Balanced Fund, Payden & Rygel International Equity Fund, Payden & Rygel European Growth & Income Fund, Payden & Rygel Growth & Income Fund, Payden & Rygel Market Return Fund, Payden & Rygel Limited Maturity Fund, Payden & Rygel Short Bond Fund, Payden & Rygel U.S. Government Fund, Payden & Rygel Intermediate Bond Fund, Payden & Rygel Investment Quality Bond Fund, Payden & Rygel Total Return Fund, Payden & Rygel Short Duration Tax Exempt Fund, Payden & Rygel Tax Exempt Bond Fund, Payden & Rygel Bunker Hill Money Market Fund, Payden & Rygel High Income Fund, Payden & Rygel Value Stock Fund and Payden & Rygel Growth Stock Fund as of October 31, 1998, the related statements of operations for the period then ended, the statements of changes in net assets and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1998, by correspondence with the Funds' custodians and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Funds as of October 31, 1998, the results of their operations, the changes in their net assets, and the financial highlights for the respective stated periods, in conformity with generally accepted accounting principles.

DELOITTE & TOUCHE LLP

Dayton, Ohio
December 10, 1998

 110   PAYDEN & RYGEL INVESTMENT GROUP

  TRUSTEES AND OFFICERS

Trustees

Joan A. Payden, Chairman and Chief Executive Officer
      President, Payden & Rygel

Lynda L. Faber
      Retired, formerly Senior Vice President, Payden & Rygel

John P. Isaacson
      Principal, Payden & Rygel

J. Clayburn La Force
      Dean Emeritus, The John E. Anderson Graduate
            School of Management

Thomas V. McKernan, Jr.
      President and Chief Executive Officer
            Automobile Club of Southern California

Christopher N. Orndorff
      Principal, Payden & Rygel

Dennis C. Poulsen
      Chairman of the Board, Rose Hills Company

Stender E. Sweeney
      Private Investor

W.D. Hilton, Jr.
      Managing Trustee, NGC Settlement Trust

Officers

John C. Siciliano, President and Chief Operating Officer
Gregory P. Brown, Vice President
Yot Chattrabhuti, Vice President
Bradley F. Hersh, Vice President and Treasurer
Edward S. Garlock, Secretary

                                                            ANNUAL REPORT    111